                                              1933 Act File No. 33-20673
                                              1940 Act File No. 811-5514

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X

    Pre-Effective Amendment No.      .............................

    Post-Effective Amendment No. 72 ..............................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X

    Amendment No. 73 .............................................        X

                               MTB GROUP OF FUNDS
                            (Variable Annuity Funds)

               (Exact Name of Registrant as Specified in Charter)

           5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           C. Grant Anderson, Esquire
                                 Reed Smith LLP
                           Federated Investors Tower,
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

_X  immediately upon filing pursuant to paragraph (b)
___ on _____________ pursuant to paragraph (b)(1)(iii)
 _  60 days after filing pursuant to paragraph (a) (i)
    on _______________ pursuant to paragraph (a) (i)
_   75 days after filing pursuant to paragraph (a)(ii)
    on _______________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

  _ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    Copy to:

Matthew G. Maloney, Esquire
Dickstein Shapiro LLP
1825 Eye Street, N.W.
Washington, D.C.  20006

[Logo of MTB Group of Funds]


April 30, 2007 : PROSPECTUS


Introduction – Information Common to All Portfolios

Each portfolio (each, a “Fund”) of MTB Group of Funds (the “Trust”) is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment advisor invests each Fund’s assets in a way that he or she believes will help a Fund achieve its goal. Still, investing in each Fund involves risk, and there is no guarantee that a Fund will achieve its goal. The investment advisor’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Fund, just as you could with other investments.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:


Contents
Fund Goals, Strategies,
Risks and Performance	1
MTB Large Cap Growth Fund II	3
MTB Large Cap Value Fund II	5
MTB Managed Allocation Fund –
Conservative Growth II	7
MTB Managed Allocation Fund –
Moderate Growth II	10
MTB Managed Allocation Fund –
Aggressive Growth II	13
Principal Securities of the Funds	18
Other Investment Strategies	23
Specific Risks of Investing in the Funds	23
How are Shares Priced?	26
How are the Funds Sold?	27
How to Purchase, Redeem and
Exchange Shares	28
Account and Share Information	29
Who Manages the Funds?	30
Financial Information	33
How to Obtain More Information
About MTB Funds	35


Managed by MTB Investment Advisors, Inc. The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MTB Funds • Are NOT FDIC Insured • Have No Bank Guarantee • May Lose Value

FUND GOALS, STRATEGIES, RISKS AND PERFORMANCE


This prospectus of the MTB Group of Funds (Trust) offers shares of MTB Large Cap Growth Fund II (Large Cap Growth Fund II), MTB Large Cap Value Fund II (Large Cap Value Fund II), MTB Managed Allocation Fund – Conservative Growth II (Conservative Growth Fund II), MTB Managed Allocation Fund – Moderate Growth II (Moderate Growth Fund II) and MTB Managed Allocation Fund – Aggressive Growth II (Aggressive Growth Fund II), (Fund, or Funds), each of which is a portfolio of the Trust. The Funds are managed by MTB Investment Advisors, Inc. (Advisor). Large Cap Value Fund II is sub-advised by NWQ Investment Management Company LLC.


Currently, shares of the Funds may be sold only to separate accounts of insurance companies to serve as the investment medium for variable annuity contracts and variable life insurance policies issued by the insurance companies.

The separate accounts invest in the Funds in accordance with allocation instructions received from owners of annuity contracts. Such allocation rights are described further in the prospectus for the separate account. The Funds are subject to investment limitations that do not apply to other mutual funds available directly to the general public. Therefore, any comparison of these two types of mutual funds may not be appropriate.

This prospectus contains the information you should read and know before you invest in the Funds. Keep this prospectus for future reference.

This prospectus should be accompanied by the prospectus for such a variable annuity contract or variable life insurance policy.

The Fees and Expenses tables and the Examples that follow them relate exclusively to the Funds’ Shares. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher. The share performance reflected in the Performance Information (Performance Bar Chart and Table), and the Financial Highlights does not reflect any charges or expenses that would be imposed under a variable insurance product contract. Were the effect of such charges to be included, Share performance would be lower.

The Shares of the Funds offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


MTB LARGE CAP GROWTH FUND II

CUSIP: 55376T734

Goal

To provide capital appreciation.

Strategy

The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of large cap companies. Equity securities include common and preferred stocks as well as convertible securities. The Advisor uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well established large-cap companies that:

  have a strong history of earnings growth;
  are attractively priced, relative to the company’s potential for above-average, long-term earnings and revenue growth;
  have strong balance sheets;
  have a sustainable competitive advantage; and
  are currently, or have the potential to become industry leaders.

For the purposes of the 80% limitation, large cap companies will be defined as companies with market capitalizations similar to companies in the S&P 500 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the index. As of December 31, 2006, the market capitalization of companies in the S&P 500 Index ranged from $1.4 billion to $447.0 billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from the range at December 31, 2006. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security’s price or to hedge against its potential price volatility.

Risks

Following are principal risks associated with investment in the Fund:

  Stock Market Risk – The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Growth – The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.
  Close Out Risks – In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund
  Leverage Risks – Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Performance Information
Risk/Return Bar Chart and Average Annual Total Return Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance is no guarantee of future results.

Risk/Return Bar Chart

Best Quarter 9.18% 6/30/2003 Worst Quarter (6.71)% 9/30/2004

The Fund’s Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value and do not reflect the charges and expenses of a variable annuity or variable annuity life insurance contract. If these charges or fees had been included, the returns would have been lower.

The Fund’s total return for the three-month period from January 1, 2007 to March 31, 2007 was 1.28%.

Average Annual Total Return Table

Return Before Taxes is shown. The table also shows returns for the Standard & Poor’s 500/Citigroup Growth Index (S&P 500/CG), a broad based market index; and the Lipper Large Cap Growth Funds Average (LLCGFA), an average of Funds with similar investment objectives. The S&P 500/CG is an unmanaged index comprised of approximately half of the S&P 500 index that have been identified as being on the growth end of the growth-value spectrum. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. Index returns shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index or an average.

(For the period ended December 31, 2006)

		Start of
	1 Year	Performance(1)

Return Before Taxes	10.34%	3.28%

S&P 500/CG	9.39%	4.43%

LLCGFA	5.61%	4.82%

(1) The Fund’s start of performance date was May 31, 2002.

Fees and Expenses

Note: The table below and the Example that follows it relate exclusively to the Fund’s Shares. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees

The Fund

Fees Paid Directly From Your Investment	N/A

Annual Fund Operating Expenses

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

The Fund

Management Fee(1)(2)	0.85%

Distribution (12b-1) Fee	0.25%

Other Expenses(3)	1.39%

Total Direct Annual Fund Operating Expenses
(before contractual waiver and reimbursement)	2.49%

Acquired Fund Fees and Expenses(4)	0.01%

Total Direct and Acquired Annual Fund
Operating Expenses (before contractual waiver and reimbursement)	2.50%

Total Waiver and Reimbursement of
Fund Expenses (contractual)(1)	1.49%

Total Direct and Acquired Annual Fund Operating
Expenses (after contractual waiver and reimbursement)	1.01%

(1)	The Advisor agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total Direct Annual Fund operating expenses to not more than 1.00% of the Fund’s average daily net assets through April 30, 2008.

(2)	To comply with the investment advisory agreement, the Advisor waived its management fee. The management fee paid by the Fund (after contractual waiver) was 0.00% for the fiscal year ended December 31, 2006.

(3)	Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for record keeping services. Total other expenses paid by the Fund (after contractual reimbursement) were 0.75% for the fiscal year ended December 31, 2006.

(4)	The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund’s indirect expenses from investing in the acquired funds is based upon the average allocation of the Fund’s investments in the acquired funds and upon the actual operating expenses of the acquired funds (including any current waivers and expense limitations) from their most recent shareholder report dated October 31, 2006. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (after contractual waiver and reimbursement), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$103	$322	$558	$1,236



MTB LARGE CAP VALUE FUND II

CUSIP: 55376T650

Goal

To provide capital appreciation. Current income is a secondary, non-fundamental consideration.

Strategy

The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of large cap U.S. companies. The Fund may also invest a limited percentage of its assets in foreign securities. Equity securities include common and preferred stocks, as well as convertible securities. The investment advisor uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.

For the purposes of the 80% limitation, large cap companies will be defined as companies with market capitalizations similar to companies in the S&P 500 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the index. As of December 31, 2006, the market capitalization of companies in the S&P 500 Index ranged from $1.4 billion to $447.0 billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalization defining large cap companies at time of purchase will likely differ from the range at December 31, 2006.

Risks

All mutual funds take risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risk – The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Value – Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.
  Risks of Foreign Investing – Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

Performance Information
Risk/Return Bar Chart and Average Annual Total Return Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance is no guarantee of future results.

Risk/Return Bar Chart

Best Quarter 19.08% 6/30/2003 Worst Quarter (3.24)% 3/31/2003

The Fund’s Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value and do not reflect the charges and expenses of a variable annuity or variable life insurance contract. If these charges or fees had been included, the returns would have been lower.

The Fund’s total return for the three-month period from January 1, 2007 to March 31, 2007 was 1.67%.

Average Annual Total Return Table

Return Before Taxes is shown. The table also shows returns for Standard & Poor’s 500/Citigroup Value Index (S&P 500/CV), a broad-based market index; and the Lipper Large Cap Value Funds Average (LLCVFA), an average of Funds with similar investment objectives. The S&P 500/CV is an unmanaged index comprised of approximately half the market capitalization of the S&P 500 Index that have been identified as being on the value end of the growth-value spectrum. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. Index returns shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and unlike the Fund, are not affected by cash-flows. It is not possible to invest directly in an index or an average.

(For the period ended December 31, 2006)

		Start of
	1 Year	Performance(1)

Return Before Taxes	17.61%	8.67%

S&P 500/CV	18.02%	8.34%

LLCVFA	18.00%	8.95%

(1) The Fund’s start of performance date was May 31, 2002.

Fees and Expenses

Note: The table below and the Example that follows it relate exclusively to the Fund’s Shares. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees

The Fund

Fees Paid Directly From Your Investment	N/A

Annual Fund Operating Expenses

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

The Fund

Management Fee(1)(2)	0.70%

Distribution (12b-1) Fee	0.25%

Other Expenses(3)	1.07%

Total Direct Annual Fund Operating Expenses
(before contractual waiver and reimbursement)	2.02%

Acquired Fund Fees and Expenses(4)	0.03%

Total Direct and Acquired Annual Fund Operating
Expenses (before contractual waiver and reimbursement)	2.05%

Total Waiver and Reimbursement of
Fund Expenses (contractual)(1)	1.02%

Total Direct and Acquired Annual Fund Operating
Expenses (after contractual waiver and reimbursement)	1.03%

(1)	The Advisor agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total Direct Annual Fund operating expenses to not more than 1.00% of the Fund’s average daily net assets through April 30, 2008.

(2)	To comply with the investment advisory agreement, the Advisor waived its management fee. The management fee paid by the Fund (after contractual waiver) was 0.00% for the fiscal year ended December 31, 2006.

(3)	Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Total other expenses paid by the Fund (after contractual reimbursement) were 0.75% for the fiscal year ended December 31, 2006.

(4)	The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund’s indirect expenses from investing in the acquired funds is based upon the average allocation of the Fund’s investments in the acquired funds and upon the actual operating expenses of the acquired funds (including any current waivers and expense limitations) from their most recent shareholder report dated October 31, 2006. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (after contractual waiver and reimbursement), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$105	$328	$569	$1,259



MTB MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH II

CUSIP: 55376V820

Goal

To seek capital appreciation and income.

Strategy

The Fund seeks to achieve its objective by investing in a combination of underlying MTB Funds (Underlying Funds) managed by the Advisor. The Fund’s assets are allocated among Underlying Funds that invest primarily in the three asset classes shown below so that the Fund normally has exposure to each of these asset classes. The amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve the Fund’s goal based upon the Advisor’s view of economic conditions. The largest allocations normally are to Underlying Funds that invest primarily in Fixed Income Securities (Underlying Fixed Income Funds), but at times the amount allocated to Underlying Funds that invest primarily in Equity Securities (Underlying Equity Funds) and money market funds (Underlying Money Market Funds) can be higher than the amount in Underlying Fixed Income Funds. Each Underlying Equity Fund employs a growth, value or blended style of investing and, together, the Underlying Equity Funds invest in companies representing a wide range of market capitalizations. For further information regarding the Underlying Funds, see “Summary of Goals, Strategies, and Risks of the Underlying Funds.”

Certain of the Underlying Funds invest in Foreign Securities and below investment grade securities (junk bonds). In addition, certain of the Underlying Funds invest in securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. An Underlying Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, an Underlying Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

The Fund currently plans to invest in shares of the following Underlying Funds within the percentage ranges indicated:

INVESTMENT RANGE
(Percentage of the Managed Allocation Fund –
ASSET CLASS	Conservative Growth II Assets)

MONEY MARKET FUNDS	0-50%
Money Market Fund
Prime Money Market Fund
U.S. Treasury Money Market Fund

FIXED INCOME FUNDS	35-70%
Intermediate-Term Bond Fund
Income Fund
Short Duration Government Bond Fund
Short-Term Corporate Bond Fund
U.S. Government Bond Fund

EQUITY FUNDS	5-50%
Equity Income Fund
International Equity Fund
Large Cap Growth Fund
Large Cap Stock Fund
Large Cap Value Fund
Mid Cap Growth Fund
Mid Cap Stock Fund
Small Cap Growth Fund
Small Cap Stock Fund

Risks

Equity Securities involve stock market risk, risks related to investing for growth and/or value, and risks related to company size. Fixed Income Securities involve interest rate risks, credit risks, call risks, and prepayment risks. Foreign Securities involve risks of foreign investing, and junk bonds involve risks associated with non-investment grade securities. Following are the principal risks associated with an investment in the Fund:

  Stock Market Risk – The risk posed by the fact that the values of equity securities rise and fall.
  Risks Related to Investing for Growth – Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
  Risks Related to Investing for Value – Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.
  Risk Related to Company Size – The risk posed by mid- and small-market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. These risks are greater for small-market capitalization stocks.
  Interest Rate Risks – The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa.
  Risks associated with Non-Investment Grade Securities – Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.
  Credit Risks – The possibility that an issuer will default on a security by failing to pay interest or principal when due.
  Call Risks – The possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price.
  Prepayment Risks – The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities.
  Risks of Foreign Investing – Foreign economic, political or regulatory conditions may be less favorable than those of the United States.
  Expenses of Investing in Other Funds – Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities. These estimated expenses of the Underlying Funds are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Performance Information

Risk/Return Bar Chart and Average Annual Total Return Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical return. The bar chart shows the Fund’s total return on a calendar year basis. The Average Annual Total Return table shows returns averaged over the stated period, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance is no guarantee of future results.

Risk/Return Bar Chart

Best Quarter 2.68% 12/31/2006 Worst Quarter (0.21)% 6/30/2006

The Fund’s Shares are sold without a sales charge (load). The total return shown in the bar chart above is based upon net asset value and does not reflect the charges and expenses of a variable annuity or variable life insurance contract. If these charges or fees had been included, the return would have been lower.

The Fund’s total return for the three-month period from January 1, 2007 to March 31, 2007 was 1.51%.

Average Annual Total Return

Return Before Taxes is shown. The table also shows returns for the Lehman Brothers Aggregate Bond Index (LBAB) and Standard & Poor’s 500 Index (S&P 500), broad-based market indexes. The LBAB is an unmanaged index composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns shown do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. Indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

(For the period ended December 31, 2006)

		Start of
	1 Year	Performance(1)

Return Before Taxes	6.96%	6.13%

LBAB	4.33%	3.53%

S&P 500	15.79%	14.96%

(1) The Fund’s start of performance date was May 3, 2005.

Fees and Expenses

Note: The table below and the Example that follows it relate exclusively to the Fund’s Shares. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees

The Fund

Fees Paid Directly From Your Investment	N/A

Annual Fund Operating Expenses

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

The Fund

Management Fee(1)(2)	0.25%

Distribution (12b-1) Fee	0.25%

Other Expenses(3)	8.61%

Total Direct Annual Fund Operating Expenses
(before contractual waiver and reimbursement)	9.11%

Acquired Fund Fees and Expenses(4)	0.83%

Total Direct and Acquired Annual Fund Operating
Expenses (before contractual waiver and reimbursement)	9.94%

Total Waiver and Reimbursement of Fund
Expenses (contractual)(1)	8.37%

Total Direct and Acquired Annual Fund Operating
Expenses (after contractual waiver and reimbursement)	1.57%

(1)	The Advisor agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total Direct Annual Fund operating expenses to not more than 0.74% of the Fund’s average daily net assets through April 30, 2008.

(2)	To comply with the investment advisory agreement, the Advisor waived its management fee. The management fee paid by the Fund (after contractual waiver) was 0.00% for the fiscal year ended December 31, 2006.

(3)	Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Total other operating expenses paid by the Fund (after contractual reimbursement) were 0.49% for the fiscal year ended December 31, 2006.

(4)	The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund’s indirect expenses from investing in the acquired funds is based upon the average allocation of the Fund’s investments in the acquired funds and upon the actual operating expenses of the acquired funds (including any current waivers and expense limitations) from their most recent shareholder report dated October 31, 2006. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired funds and with other events that directly affect the expenses of the acquired funds. For the six months ended October 31, 2006 (the semi-fiscal year period of the acquired funds), the ranges of such total operating expenses of the acquired funds, by category, were as follows: Money Market Funds: 0.42%; Fixed Income Funds: 0.67% to 0.74%; and Equity Funds: 0.99% to 1.46%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (after contractual waiver and reimbursement), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$160	$496	$855	$1,867



MTB MANAGED ALLOCATION FUND – MODERATE GROWTH II

CUSIP: 55376T577

Goal

To seek capital appreciation and, secondarily, income.

Strategy

The Fund seeks to achieve its objective by investing in a combination of underlying MTB Funds (Underlying Funds) managed by the Advisor. The Fund’s assets are allocated among Underlying Funds that invest primarily in the three asset classes shown below so that the Fund normally has exposure to each of these asset classes. The amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve the Fund’s goal based upon the Advisor’s view of economic conditions. The largest allocations normally are to Underlying Funds that invest primarily in equity securities (Underlying Equity Funds), but at times the amount allocated to Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds) and money market funds (Underlying Money Market Funds) can be higher than the amount in equities. Each Underlying Equity Fund employs a growth, value or blended style of investing and, together, the Underlying Equity Funds invest in companies representing a wide range of market capitalizations. For further information regarding the Underlying Funds, see “Summary of Goals, Strategies, and Risks of the Underlying Funds.”

Certain of the Underlying Funds invest in Foreign Securities and below investment grade securities (junk bonds). In addition, certain of the Underlying Funds invest in securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. An Underlying Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, an Underlying Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

The Fund currently plans to invest in shares of the following Underlying Funds within the percentage ranges indicated:

INVESTMENT RANGE
(Percentage of the Managed Allocation Fund –
ASSET CLASS	Moderate Growth II Assets)

MONEY MARKET FUNDS	0-45%
Money Market Fund
Prime Money Market Fund
U.S. Treasury Money Market Fund

FIXED INCOME FUNDS	15-50%
Income Fund
Intermediate-Term Bond Fund
Short Duration Government Bond Fund
Short-Term Corporate Bond Fund
U.S. Government Bond Fund

EQUITY FUNDS	40-70%
Equity Income Fund
International Equity Fund
Large Cap Growth Fund
Large Cap Stock Fund
Large Cap Value Fund
Mid Cap Growth Fund
Mid Cap Stock Fund
Small Cap Stock Fund
Small Cap Growth Fund

Risks

Equity Securities involve stock market risk, risks related to investing for growth and/or value, and risks related to company size. Fixed Income Securities involve interest rate risks, credit risks, call risks, and prepayment risks. Foreign Securities involve risks of foreign investing, and junk bonds involve risks associated with non-investment grade securities. Following are the principal risks associated with an investment in the Fund:

  Stock Market Risk – The risk posed by the fact that the values of equity securities rise and fall.
  Risks Related to Investing for Growth – Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
  Risks Related to Investing for Value – Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.
  Risk Related to Company Size – The risk posed by mid- and small-market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. These risks are greater for small-market capitalization stocks.
  Interest Rate Risks – The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa.
  Credit Risks – The possibility that an issuer will default on a security by failing to pay interest or principal when due.
  Risks associated with Non-Investment Grade Securities – Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.
  Call Risks – The possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price.
  Prepayment Risks – The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities.
  Risks of Foreign Investing – Foreign economic, political or regulatory conditions may be less favorable than those of the United States.
  Expenses of Investing in Other Funds – Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities. These estimated expenses of the Underlying Funds are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Performance Information
Risk/Return Bar Chart and Average Annual Total Return Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance is no guarantee of future results.

Risk/Return Bar Chart

Best Quarter 10.01% 6/30/2003 Worst Quarter (2.10)% 3/31/2003

The Fund’s Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value and do not reflect the charges and expenses of a variable annuity or variable life insurance contract. If these charges or fees had been included, the returns would have been lower.

The Fund’s total return for the three-month period from January 1, 2007 to March 31, 2007 was 1.78%.

Average Annual Total Return Table

Return Before Taxes is shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500) and Lehman Brothers Aggregate Bond Index (LBAB), broad-based market indexes. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LBAB is an unmanaged index composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Index returns shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

(For the period ended December 31, 2006)

		Start of
	1 Year	Performance(1)

Return Before Taxes	10.42%	6.48%

S&P 500	15.79%	9.12%

LBAB	4.33%	4.72%

(1) The Fund’s start of performance date was June 17, 2002.

Fees and Expenses

Note: The table below and the Example that follows it relate exclusively to the Fund’s Shares. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees

The Fund

Fees Paid Directly From Your Investment	N/A

Annual Fund Operating Expenses

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

The Fund

Management Fee(1)(2)	0.25%

Distribution (12b-1) Fee	0.25%

Other Expenses(3)	0.33%

Total Direct Annual Fund Operating Expenses
(before contractual waiver)	0.83%

Acquired Fund Fees and Expenses(4)	1.01%

Total Direct and Acquired Annual Fund Operating
Expenses (before contractual waiver)	1.84%

Total Waiver of Fund Expenses (contractual)(1)	0.09%

Total Direct and Acquired Annual Fund Operating
Expenses (after contractual waiver)	1.75%

(1)	The Advisor agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total Direct Annual Fund operating expenses to not more than 0.74% of the Fund’s average daily net assets through April 30, 2008.

(2)	To comply with the investment advisory agreement, the Advisor waived a portion of its management fee. The management fee paid by the Fund (after contractual waiver) was 0.16% for the fiscal year ended December 31, 2006.

(3)	Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

(4)	The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund’s indirect expenses from investing in the acquired funds is based upon the average allocation of the Fund’s investments in the acquired funds and upon the actual operating expenses of the acquired funds (including any current waivers and expense limitations) from their most recent shareholder report dated October 31, 2006. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired funds and with other events that directly affect the expenses of the acquired funds. For the six months ended October 31, 2006 (the semi-fiscal year period of the acquired funds), the ranges of such total operating expenses of the acquired funds, by category, were as follows: Money Market Funds: 0.42%; Fixed Income Funds: 0.67% to 0.84%; and Equity Funds: 1.00% to 1.46%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (after contractual waiver), as shown in the table, and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$178	$551	$949	$2,062



MTB MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH II

CUSIP: 55376V812

Goal

To seek capital appreciation.

Strategy

The Fund seeks to achieve its objective by investing in a combination of underlying MTB Funds (Underlying Funds) managed by the Advisor. The Fund’s assets are allocated among Underlying Funds that invest primarily in the three asset classes shown below so that the Fund normally has exposure to each of these asset classes. The amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve the Fund’s goal based upon the Advisor’s view of economic conditions. The largest allocations normally are to Underlying Equity Funds. Each Underlying Equity Fund employs a growth, value or blended style of investing and, together, the Underlying Equity Funds invest in companies representing a wide range of market capitalizations. For further information regarding the Underlying Funds, see “Summary of Goals, Strategies, and Risks of the Underlying Funds.”

Certain of the Underlying Funds invest in Foreign Securities and below investment grade securities (junk bonds). In addition, certain of the Underlying Funds invest in securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. An Underlying Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, an Underlying Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

The Fund currently plans to invest in shares of the following Underlying Funds within the percentage ranges indicated:

INVESTMENT RANGE
(Percentage of the Managed Allocation Fund –
ASSET CLASS	Aggressive Growth II Assets)

MONEY MARKET FUNDS	0-20%
Money Market Fund
Prime Money Market Fund
U.S. Treasury Money Market Fund

FIXED INCOME FUNDS	0-30%
Income Fund
Intermediate-Term Bond Fund
Short Duration Government Bond Fund
Short-Term Corporate Bond Fund
U.S. Government Bond Fund

EQUITY FUNDS	70-100%
Equity Income Fund
International Equity Fund
Large Cap Growth Fund
Large Cap Stock Fund
Large Cap Value Fund
Mid Cap Growth Fund
Mid Cap Stock Fund
Small Cap Growth Fund
Small Cap Stock Fund

Risks

Equity Securities involve stock market risk, risks related to investing for growth and/or value, and risks related to company size. Fixed Income Securities involve interest rate risks, credit risks, call risks, and prepayment risks. Foreign Securities involve risks of foreign investing, and junk bonds involve risks associated with non-investment grade securities. Following are the principal risks associated with an investment in the Fund:

  Stock Market Risk – The risk posed by the fact that the values of equity securities rise and fall.
  Risks Related to Investing for Growth – Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
  Risks Related to Investing for Value – Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.
  Risk Related to Company Size – The risk posed by mid- and small-market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. These risks are greater for small-market capitalization stocks.
  Interest Rate Risks – The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa.
  Credit Risks – The possibility that an issuer will default on a security by failing to pay interest or principal when due.
  Risks associated with Non-Investment Grade Securities – Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.
  Call Risks – The possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price.
  Prepayment Risks – The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities.
  Risks of Foreign Investing – Foreign economic, political or regulatory conditions may be less favorable than those of the United States.
  Expenses of Investing in Other Funds – Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities. These estimated expenses of the Underlying Funds are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Performance Information

Risk/Return Bar Chart and Average Annual Total Return Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical return. The bar chart shows the Fund’s total return on a calendar year basis. The Average Annual Total Return table shows returns averaged over the stated period, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance is no guarantee of future results.

Risk/Return Bar Chart

Best Quarter 7.25% 12/31/2006 Worst Quarter (2.54)% 6/30/2006

The Fund’s Shares are sold without a sales charge (load). The total return shown in the bar chart above is based upon net asset value and does not reflect the charges and expenses of a variable annuity or variable life insurance contract. If these charges or fees had been included, the return would have been lower.

The Fund’s total return for the three-month period from January 1, 2007 to March 31, 2007 was 2.04%.

Average Annual Total Return Table

Return Before Taxes is shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500) and Lehman Brothers Aggregate Bond Index (LBAB), broad-based market indexes. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LBAB is an unmanaged index composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Index returns shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

(For the period ended December 31, 2006)

		Start of
	1 Year	Performance(1)

Return Before Taxes	14.83%	13.91%

S&P 500	15.79%	14.96%

LBAB	4.33%	3.53%

(1) The Fund’s start of performance date was May 3, 2005.

Fees and Expenses

Note: The table below and the Example that follows it relate exclusively to the Fund’s Shares. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees

The Fund

Fees Paid Directly From Your Investment	N/A

Annual Fund Operating Expenses

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

The Fund

Management Fee(1)(2)	0.25%

Distribution (12b-1) Fee	0.25%

Other Expenses(3)	6.11%

Total Direct Annual Fund Operating Expenses
(before contractual waiver and reimbursement)	6.61%

Acquired Fund Fees and Expenses(4)	1.18%

Total Direct and Acquired Annual Fund
Operating Expenses (before contractual waiver and reimbursement)	7.79%

Total Waiver and Reimbursement of Fund
Expenses (contractual)(1)	5.87%

Total Direct and Acquired Annual Fund
Operating Expenses (after contractual waiver and reimbursement)	1.92%

(1)	The Advisor agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total Direct Annual Fund operating expenses to not more than 0.74% of the Fund’s average daily net assets through April 30, 2008.

(2)	To comply with the investment advisory agreement, the Advisor waived its management fee. The management fee paid by the Fund (after contractual waiver) was 0.00% for the fiscal year ended December 31, 2006.

(3)	Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Total other operating expenses paid by the Fund (after contractual reimbursement) were 0.49% for the fiscal year ended December 31, 2006.

(4)	The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund’s indirect expenses from investing in the acquired funds is based upon the average allocation of the Fund’s investments in the acquired funds and upon the actual operating expenses of the acquired funds (including any current waivers and expense limitations) from their most recent shareholder report dated October 31, 2006. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired funds and with other events that directly affect the expenses of the acquired funds. For the six months ended October 31, 2006 (the semi-fiscal year period of the acquired funds), the ranges of such total operating expenses of the acquired funds, by category, were as follows: Money Market Funds: 0.42%; Fixed Income Funds: 0.67% to 0.73%; and Equity Funds: 1.00% to 1.46%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (after contractual waiver and reimbursement), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$195	$603	$1,037	$2,243



Summary of Goals, Strategies and Risks of the Underlying Funds

A summary of the goals, strategies and risks of the Underlying Funds is set forth below. Capitalized terms are defined under the captions “Principal Securities of the Funds” and “Specific Risks of Investing in the Funds.” Additional information on each Underlying Fund can be found in the other MTB Funds prospectuses, which are available by calling (800) 836-2211. Each Underlying Fund is available for investment directly by the general public.

Underlying Money Market Funds

Goals. The goal of each Underlying Money Market Fund is to seek current income with liquidity and stability of principal by investing in high quality money market instruments. Each Underlying Money Market Fund seeks to maintain a constant net asset value of $1.00 per share for purchases and redemptions.

Strategies. U.S. Treasury Money Market Fund invests primarily in Treasury Securities and Repurchase Agreements secured by Treasury Securities. Prime Money Market Fund invests primarily in Bank Instruments, Corporate Debt Securities, Municipal Securities, Variable Rate Demand Instruments, Mortgage-Backed Securities, Asset-Backed Securities, Treasury Securities, Agency Securities and Repurchase Agreements. Money Market Fund invests primarily in Treasury Securities, Agency Securities, Corporate Debt Securities and Bank Instruments.

Risks. The principal risks applicable to Underlying Money Market Funds are, in the case of U.S. Treasury Money Market Fund, Interest Rate Risks and Call Risks; and in the case of Prime Money Market Fund and Money Market Fund, Interest Rate Risks, Call Risks, Credit Risks, Prepayment Risks and Risks of Foreign Investing.

Underlying Fixed Income Funds

Goals. The goal of each Underlying Fixed Income Fund is to seek current income. Capital appreciation is a secondary goal of Intermediate-Term Bond Fund and U.S. Government Bond Fund, while preservation of capital is a secondary goal of Short Duration Government Bond Fund. Capital growth is a secondary goal of the Income Fund.

Strategies – Principal Securities. Intermediate-Term Bond Fund, Income Fund and Short-Term Corporate Bond Fund may invest primarily in Treasury Securities, Agency Securities, Corporate Debt Securities, Mortgage-Backed Securities, Collateralized Mortgage Obligations, Asset-Backed Securities and Bank Instruments. Short Duration Government Bond Fund and U.S. Government Bond Fund may invest primarily in Treasury Securities and Agency Securities.

Strategies – Duration/Maturity. Under normal market conditions, each of the Underlying Fixed Income Funds seek to maintain certain duration or dollar-weighted average maturity ranges. Short Duration Government Bond Fund seeks to maintain an average duration of less than three years. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Intermediate-Term Bond Fund seeks to maintain a dollar-weighted average maturity of 3 to 10 years. U.S. Government Bond Fund will invest primarily in fixed income securities having maturities greater than one year. Income Fund seeks to maintain a dollar-weighted average maturity of 4 to 20 years. Short-Term Corporate Bond Fund seeks to maintain a dollar-weighted average maturity of no more than 3 years.

Risks. The principal risks applicable to Underlying Fixed Income Funds are Interest Rate Risks, Credit Risks, Call Risks, Prepayment Risks and Risks Associated with Non-Investment Grade Securities.

Underlying Equity Funds

Goals. The goal of each Underlying Equity Fund is to provide capital appreciation, although the primary goal, in the case of Large Cap Value Fund, and the secondary goal, in the case of Mid Cap Stock Fund, is current income.

Strategies – Principal Securities. Each Underlying Equity Fund invests primarily in Equity Securities and Convertible Securities, which, in the case of International Equity Fund, include primarily Foreign Securities.

Strategies – Market Capitalization. Large Cap Growth Fund, Large Cap Value Fund and Large Cap Stock Fund each invests primarily in “large cap” securities of companies that have a market capitalization at time of purchase within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500 Index. As of December 31, 2006, the smallest company in the index had a market capitalization of $1.4 billion, the largest company in the index had a market capitalization of $447.0 billion, and the weighted average market capitalization in the index was $25.5 billion. The capitalization range is as of December 31, 2006, and is subject to change. Mid Cap Stock Fund and Mid Cap Growth Fund invest primarily in “mid cap” securities of companies that have a market capitalization at time of purchase within the market capitalization range of companies in recognized independent mid-cap indexes such as the S&P Mid Cap 400 Index and the Russell Mid Cap Index. As of December 31, 2006, the smallest company in the S&P Mid Cap 400 Index had a market capitalization of $500.0 million, the largest company in the S&P Mid Cap 400 Index had a market capitalization of $10.6 billion, and the weighted average market capitalization of the S&P Mid Cap 400 Index was $2.8 billion. As of January 31, 2007, the largest company in the Russell Mid Cap Index had a market capitalization of $20.3 billion, and the weighted average market capitalization of the Russell Mid Cap Index was $8.7 billion. The capitalization ranges are as of December 31, 2006, and January 31, 2007, respectively, and are subject to change. Small Cap Stock Fund and Small Cap Growth Fund invest primarily in “small cap” securities of companies that have a market capitalization at time of purchase within the market capitalization range of companies in recognized independent small-cap indexes such as the S&P 600 Index and the Russell 2000 Index. As of December 31, 2006, the smallest company in the S&P 600 Index had a market capitalization of $70.0 million, the largest company in the S&P 600 Index had a market capitalization of $3.7 billion, and the weighted average market capitalization in the S&P 600 Index was $970.0 million. As of January 31, 2007, the largest company in the Russell 2000 Index had a market capitalization of $3.4 billion, and the weighted average market capitalization in the Russell 2000 Index was $1.2 million. The capitalization ranges are as of December 31, 2006, and January 31, 2007, respectively, and are subject to change.

Strategies – Style Orientation. International Equity Fund, Large Cap Value Fund and Equity Income Fund use a “value” oriented approach, seeking companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measures. Large Cap Growth Fund, Small Cap Growth Fund and Mid Cap Growth Fund use a “growth” oriented approach, seeking stocks with high earnings growth which, in the opinion of the Advisor, will lead to appreciation in stock price. Small Cap Stock Fund, Mid Cap Stock Fund and Large Cap Stock Fund use a “blended” approach, using a growth-based strategy or value-based strategy (or both), as market conditions dictate.

Risks. The principal risks applicable to Underlying Equity Funds are Stock Market Risks, Risks Related to Investing for Growth, Risks Related to Investing for Value, Risks Related to Company Size and Risks of Foreign Investing.

Advisor’s Potential Conflict

In managing the three Managed Allocation Funds, the Advisor has the authority to select and substitute the Underlying Funds in which each Managed Allocation Fund will invest. The Advisor is subject to conflict of interest in allocating Managed Allocation Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Advisor is also primarily responsible for managing the Underlying Funds. The Trustees and officers may also have conflicting interests in fulfilling their fiduciary duties to both the Managed Allocation Funds and Underlying Funds.


Principal Securities of the Funds

The principal securities of each Fund are marked with an “X”.


	Conservative	Moderate	Aggressive	Large Cap	Large Cap
	Growth Fund II	Growth Fund II*	Growth Fund II*	Value Fund II	Growth Fund II

Equity Securities	X	X	X	X	X

Common Stocks	X	X	X	X	X

Preferred Stocks	X	X	X	X	X

Fixed Income Securities	X	X	X	X	X

Treasury Securities	X	X	X

Agency Securities	X	X	X

Corporate Debt Securities	X	X	X

Mortgage-Backed Securities	X	X	X

Collateralized Mortgage Obligations (CMOs)	X	X	X

Asset-Backed Securities	X	X	X

Zero Coupon Securities	X	X	X

Bank Instruments	X	X	X	X

Credit Enhancement	X	X	X

Convertible Securities				X	X

Municipal Securities	X	X	X

Municipal Notes	X	X	X

Tax-Exempt Securities	X	X	X

Foreign Securities	X	X	X	X

Depositary Receipts	X	X	X	X	X

Foreign Exchange Contracts	X	X	X

Foreign Government Securities	X	X	X

Derivative Contracts	X	X	X

Swap Contracts	X	X	X

Credit Default Swaps	X	X	X

Investing in Securities of Other Investment Companies	X	X	X	X	X

Non-Investment Grade Securities	X	X	X

Short Sales	X	X	X		X

* Through investment in the Underlying Funds


The following list is a description of the principal securities in which the Funds may invest. More information on the principal and acceptable investments of the Funds is contained in the Funds’ Statement of Additional Information.

Equity Securities

Equity securities (stocks) represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the principal types of equity securities in which the Funds may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock.

Preferred stocks may also permit the issuer to redeem the stock. The Funds may also treat such redeemable preferred stock as a fixed income security.

Fixed Income Securities

Fixed income securities (bonds) pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSEs receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage-Backed Securities

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class.

Asset-Backed Securities

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security.

Asset-backed securities may take the form of commercial paper, notes, or pass through certificates. Asset-backed securities have prepayment risks.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Advisor usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Convertible Securities

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Funds may invest in convertible securities rated below investment grade. See “Risks Associated with Non-investment Grade Securities” herein.

The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Municipal Securities

Municipal securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Tax-Exempt Securities

Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts


Depositary receipts represent interests in Underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.


Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the International Equity Fund (an “Underlying Fund”) may enter into spot currency trades. In a spot trade, the Underlying Fund agrees to exchange one currency for another at the current exchange rate. The Underlying Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Underlying Fund’s exposure to currency risks.

Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit.

Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.


Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterpar-ty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund’s exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

Certain Underlying Funds may trade in the following types of derivative contracts.

Swap Contracts

A swap contract (also known as a “swap”) is a type of derivative contract in which two parties (each, a “Counterparty”) agree to pay each other (swap) the returns derived from designated (or underlying) securities, currencies, commodities, financial indices or other assets (“Reference Instruments”). Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.

Credit Default Swaps

A credit default swap (CDS) is a type of swap agreement between two parties whereby one party (the “Protection Buyer”) agrees to make payments over the term of the CDS to the other party (the “Protection Seller”), provided that no designated event of default, restructuring or other credit related event (each a “Credit Event”) occurs with respect to the Reference Instrument, which is usually a particular bond or the unsecured credit of a particular issuer (the “Reference Obligation”). Many CDSs are physically settled, which means that if a Credit Event occurs, the Protection Seller must pay the Protection Buyer the full notional value, or “par value,” of the Reference Obligation in exchange for delivery by the Protection Buyer of the Reference Obligation or another similar obligation issued by the issuer of the Reference Obligation (the “Deliverable Obligation”). The Counterparties agree to the characteristics of the Deliverable Obligation at the time that they enter into the CDS. Alternately, a CDS can be “cash settled,” which means that upon the occurrence of a Credit Event, the Protection Buyer will receive a payment from the Protection Seller equal to the difference between the par amount of the Reference Obligation and its market value at the time of the Credit Event. The Fund may be either the Protection Buyer or the Protection Seller in a CDS. If the Fund is a Protection Buyer and no Credit Event occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller over the term of the CDS). However, if a Credit Event occurs, the Fund (as Protection Buyer) will deliver the Deliverable Obligation and receive a payment equal to the full notional value of the Reference Obligation, even though the Reference Obligation may have little or no value. If the Fund is the Protection Seller and no Credit Event occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if a Credit Event occurs, the Fund (as Protection Seller) will pay the Protection Buyer the full notional value of the Reference Obligation and receive the Deliverable Obligation from the Protection Buyer. A CDS may involve greater risks than if the Fund invested directly in the Reference Obligation. For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference Obligation and the Counterparty to the CDS. The Reference Instruments underlying each CDS will be of a credit quality at least equal to that of the credit quality required for investment in individual securities by the relevant Fund.


Non-Investment Grade Securities

Securities rated BB+ or lower by Standard & Poor’s or Ba or lower by Moody’s are considered to be non-investment grade securities (junk bonds).

Investing in Securities of Other Investment Companies


The Funds, and each Underlying Fund, may invest in securities of other investment companies, including exchange traded funds (ETF) and the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II intend to invest substantially all of their assets in Underlying Funds in order to achieve their investment goals.


The Shares of most ETFs are listed and traded on stock exchanges at market prices, although some Shares may be redeemable at net asset value for cash or securities. ETFs may be purchased in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs generally do not charge initial sales charges or redemption fees but investors pay customary brokerage commissions and fees to buy and sell ETF shares.


Pursuant to an SEC exemption, each of the Funds is permitted to invest in shares of the MTB Money Market Funds as a means of managing their uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.


Other Investment Strategies

Portfolio Turnover

Large Cap Growth Fund II and Large Cap Value Fund II, and certain Underlying Funds, may actively trade their portfolio securities in an attempt to achieve their investment objectives. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund’s trading costs and may have an adverse impact on a Fund’s performance.

Temporary Defensive Investments


The Large Cap Growth Fund II and Large Cap Value Fund II may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Funds to fail to meet its investment objective and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

Short Sales

The Large Cap Growth Fund II and certain Underlying Funds may make short sales of securities listed on one or more national exchanges or on the Nasdaq Stock Market. A short sale is the sale of a stock that the Fund does not own (or will borrow for delivery), because the Fund believes the stock will decline in price or the Fund wants to hedge against potential price volatility of the stock. If the price of the stock declines, the Fund can buy the stock at a lower price and will make a profit. If the price of the stock rises, the Fund will incur a loss. When the Fund sells short, it borrows the stock from a broker “on margin”, and must pay interest to the broker on the margin amount until the stock is replaced by the Fund. In no event will the Fund engage in short sales transactions if it would cause the market value of all of the Fund’s securities sold short to exceed 25% of its net assets. The value of the securities of any one issuer that may be shorted by the Fund is limited to the lesser of 2% of the value of the Fund’s net assets. The Fund may also “sell short against the box,” i.e., the Fund owns securities identical to those short. Short sales against the box are not subject to the 25% limitation. Short sales are speculative in nature, and may reduce returns or increase volatility. Short sales involve Close Out Risks and Leverage Risks.


Investment Ratings for Investment Grade Securities

The Advisor or Sub-advisor will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Advisor’s or Sub-advisor’s credit assessment that the security is comparable to investment grade.

Specific Risks of Investing in the Funds

Stock Market Risks

The value of equity securities in a Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund’s share price may decline.

The Advisor or Sub-Advisor attempts to manage market risk by limiting the amount a Fund invests in each company’s equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Risks Related to Investing for Growth

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Close Out Risks

In a short sale transaction, close out risk is created by the ability of the broker to request at any time that the Fund close out its short position in the security. The broker’s call request would force the Fund to purchase the security at its current market price, and thus could result in a loss to the Fund.


Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Call Risks

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage-backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage-backed securities, or decreases in prepayments of lower interest rate mortgage-backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage-backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Risks of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Advisor and Sub-advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund’s investments.

Risks Associated with Non-Investment Grade Securities

The securities in which a Fund may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Affiliated Persons Risk

The Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II are subject to affiliated persons risk. In managing each Managed Allocation Fund, the Advisor has the authority to select and substitute the Underlying Funds in which the Managed Allocation Fund will invest. The Advisor is subject to conflicts of interest in allocating Managed Allocation Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Advisor is also primarily responsible for managing the Underlying Funds. The Trustees and officers of the Managed Allocation Funds may also have conflicting interests in fulfilling their fiduciary duties to both the Managed Allocation Funds and the Underlying Funds.

Expenses of Investing in Other Funds

Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II and the Underlying Funds in which they will invest will each bear these expenses, so investors in the Conservative Growth Fund II, Moderate Growth Fund II or Aggressive Growth Fund II may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.


Pursuant to an SEC exemptive order and exemptive rules, the Funds and each Underlying Fund is permitted to invest in shares of the Underlying Money Market Funds as a means of managing uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.


Exchange-Traded Funds

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Funds could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs that are exchange-traded may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s official deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Mixed Funding and Shared Funding

As noted previously, the Funds were established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies. The Trust is permitted to engage in “mixed funding” (using shares as investments for both variable annuity contracts and variable life insurance policies) and “shared funding” (using shares as investments for separate accounts of unaffiliated life insurance companies) pursuant to an exemption from the SEC, and currently is engaged in shared funding arrangements and must comply with conditions of the SEC exemption that are designed to protect investors in the Funds. Although the Funds do not currently see any disadvantage to contract owners due to differences in redemption rates, tax treatment or other considerations resulting from mixed funding or shared funding, the SEC only requires the Trustees to monitor the operation of mixed funding and shared funding arrangements, and to consider appropriate action to avoid material conflicts, and to take appropriate action in response to any material conflicts which occur. Such action could result in one or more participating insurance companies withdrawing their investment in a Fund.


The Funds are authorized to pay financial institutions (primarily life insurance companies), a fee at the maximum annual rate of 0.35% (composed of 0.25% distribution (12b-1) fee and a 0.10% shareholder services fee) of the average daily net assets of Shares for which a financial institution provides distribution-related, shareholder and/or recordkeeping services. In addition, MTBIA and its affiliates may pay out of their own reasonable resources and profits to these financial institutions an additional fee for providing these services.


How are Shares Priced?

Shares may be purchased, redeemed, or exchanged by participating insurance companies any day the New York Stock Exchange (NYSE) is open for business. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. When a transaction request is received in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). The Funds have authorized participating insurance companies to accept transaction requests on their behalf.

The value of Shares of Large Cap Growth Fund II and Large Cap Value Fund II is generally determined based upon the market value of portfolio securities and other assets of the Fund. The value of Shares of Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II is based upon the share prices of the Underlying Funds in which such Managed Allocation Funds invest; and the prices of those shares are determined by the market value of the portfolio securities held by the Underlying Funds. Investments in other open-end registered investment companies are valued at net asset value. In all cases, the Funds’ Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. From time to time a Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. If a Fund directly or indirectly owns foreign securities that trade in foreign markets on the days the NYSE is closed, the value of a Fund’s assets may change on days you cannot purchase or redeem Shares.


NAV for the Funds is determined at the end of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) (“NYSE Close”) each day the NYSE is open. The Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Funds generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

Trading in foreign securities may be completed at times which vary from the NYSE Close. In computing their NAV, the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the NYSE Close. Certain foreign currency exchange rates may also be determined at the latest rate prior to the NYSE Close. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the NYSE Close. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value determined in good faith by the Fund’s Board, although the actual calculation may be done for others. If a Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, or if the NYSE closes earlier than 4:00 p.m. Eastern time, the value of these securities, and therefore the Fund’s assets, may change on days or at times you cannot purchase, redeem or exchange Shares of such Funds. In all cases the Fund’s Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value.


The Funds may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds’ Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when the Funds’ NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Board has authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Funds’ NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value.

Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

To the extent any fund invests in other investment companies, the prospectuses for those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

How are the Funds Sold?

Shares are sold at their NAV next determined after an order is received. Shares are not subject to any sales charges.

The Funds’ distributor, Edgewood Services, Inc. (Distributor), markets the Shares described in this prospectus to your insurance company as a funding vehicle for variable annuity contracts issued by your insurance company. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals (including the Advisor and its affiliates) for sales, distribution, recordkeeping and/or administrative services. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals (including the Advisor and its affiliates) for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it, including amounts made available by the Distributor’s affiliate, Federated Services Company, and the Advisor and its affiliates out of their reasonable profits and other resources. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.


Shareholder Services Plan

The Trust has adopted a Shareholder Services Plan on behalf of the Funds’ Shares, which is administered by Federated Services Company which allows the Funds to pay service fees at an annual rate of up to 0.10% of the average NAV of the Funds to financial intermediaries (which may include the Distributor, the Advisor or their affiliates) for acting as shareholder servicing agent for the Funds, including providing shareholder assistance, communicating or facilitating purchases and redemptions of Shares, and disseminating prospectuses and other information. This fee is paid primarily to the life insurance companies whose separate accounts invest in the Funds.


Rule 12b-1 Plans


The Trust has adopted a Rule 12b-1 Plan on behalf of the Funds, which allows them to pay fees to financial intermediaries (which may be paid through the Distributor) at an annual rate of up to 0.25% of the average daily NAV of the Funds for the sale, distribution, administration, customer servicing and recordkeeping of these Shares. These fees may be paid to the Distributor, the Advisor and their affiliates. The Funds may waive or reduce the maximum amount of Rule 12b-1 fees it pays from time to time in its sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees. This fee is paid primarily to the life insurance companies whose separate accounts invest in the Funds.


Additional Payments to Financial Intermediaries

The Distributor and its affiliates (including Federated Services Company), may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries (which may include the Advisor and its affiliates) to support the sale of Shares or provide services to Fund shareholders. The Advisor and its affiliates may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries (including the Distributor and Federated Services Company) to support the sale of Shares or provide services to the Funds’ shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of a Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by a Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fees arrangement. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or a Fund and any services the financial intermediary provides. The SAI contains additional information on the types of additional payments that may be paid.

How to Purchase, Redeem and Exchange Shares

Currently shares are used solely as the investment vehicle for separate accounts of your insurance company offering variable annuity contracts. Thus the general public has access to the Funds only by purchasing a variable annuity contract (thus becoming a contract owner). Shares are not sold directly to the general public. Please consult the accompanying separate account prospectus for information about the terms of an investment in a contract.


Purchase and redemption orders are placed by your insurance company when your funds are credited to that insurance company’s accounts. In order to purchase or redeem shares of a Fund on a particular day, the Trust or its designated agent must receive the request before the NYSE Close. Purchase or redemption orders received by your insurance company by the NYSE Close will be processed at the NAV calculated on that day. If a purchase or redemption order is received by your insurance company after the NYSE Close, that transaction will receive the NAV computed on the next business day.


Your insurance company is responsible for properly transmitting purchase and redemption orders and federal funds to the Funds.

Limitations on Redemption Proceeds

Redemption proceeds for Shares redeemed by an insurance company are normally paid within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow a purchase payment to clear;
  during periods of market volatility; or
  when a redemption adversely impacts a Fund’s ability to manage its assets.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Funds’ portfolio securities.

Exchange Privilege

You may instruct your insurance company to exchange Shares of a Fund into shares of another fund of the Trust described in this prospectus and offered by your insurance company at NAV.

The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination.

Frequent Trading Policies

Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Funds as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions) and increase brokerage and administrative costs. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy and sell Shares in response to incremental changes in the Fund’s NAV. This may be particularly likely where a Fund, directly or through an Underlying Fund, invests in high-yield securities or securities priced in foreign markets.


The Funds’ Board has approved policies and procedures (“Policy”) intended to discourage excessive frequent or short-term trading of the Funds’ Shares. The Funds’ fair valuation procedures are intended in part to discourage short-term trading by reducing the potential for these strategies to succeed. See “How are Shares Priced?” Because the Funds’ Shares are held exclusively by insurance company separate accounts, rather than directly by the individual contract owners of the separate accounts, the Funds are not in a position to determine directly whether a separate account’s purchase or sale of Fund Shares on any given day represents transactions by a single or multiple investors (“Investors”). It is also not able to determine directly whether multiple purchases and sales by a separate account over any given period represent the activity of the same or of different Investors. Therefore, the Funds rely on procedures implemented by the insurance companies to discourage abusive trading practices. The Funds periodically request each insurer to certify that it has adopted policies and procedures that are reasonably calculated to detect and prevent excessive trading and to promptly notify MTB Fund personnel of any occurrences of excessive trading and possible market timing. In addition, in order to assist the Funds in implementing the Policy, each insurer must agree to provide, at the Funds’ request, certain information regarding Investors’ trading in Fund Shares, and to execute written instructions from the Funds to restrict or prohibit further purchases or exchanges of Fund Shares by any Investor whom the Funds have identified as having violated the Policy.


Please refer to the prospectus for your variable insurance product contract to determine what policies or procedures may have been adopted by your insurance company to discourage frequent or short-term trading of the Fund and the other variable investment options offered under your contract. Whatever policies and procedures may have been adopted by your insurance company to discourage frequent or short-term trading, please note that the Funds are also used as an investment option for variable product contracts of other insurance companies. These other insurance companies may have different policies and procedures than those described in your variable insurance product prospectus.

To the extent that the policies and procedures of the Funds and/or participating insurance companies are not effective in discouraging frequent trading of their Shares, such trading may have the adverse consequences discussed above for the Funds and their long-term Shareholders. No matter how the Funds or a participating insurance company defines its limits on frequent trading of Shares, other purchases and sales of Shares may have adverse effects on the management of a Fund’s portfolio and its performance.


The Funds’ Board receives a quarterly report of all potential occurrences of market timing which were detected during the preceding quarter, and a description of any action taken with respect thereto.


Account and Share Information


Dividends and Capital Gains

The Funds declare and pay any dividends as follows:

DIVIDENDS DECLARED/
FUND	DIVIDENDS PAID

Managed Allocation Fund – Moderate II,
Managed Allocation Fund – Aggressive Growth II
and Large Cap Growth Fund II	Annually/Annually

Managed Allocation Fund – Conservative Growth II
and Large Cap Value II	Quarterly/Quarterly

Shares of the Funds will begin earning dividends if owned on the record date.

In addition, each Fund intends to pay any capital gains at least annually. All dividends and distributions will be automatically reinvested in additional shares of the respective Fund unless an election is made by the participating insurance company to receive some or all of the dividend or distribution in cash.


Tax Information

The Funds will seek to comply with asset diversification regulations applicable to registered investment companies under the Investment Company Act of 1940 and the Internal Revenue Code. The variable insurance contracts that invest in a Fund will be affected by the Fund’s compliance with applicable diversification tests. If a Fund fails to comply with these regulations, contracts invested in a Fund may not be treated as an annuity, endowment or life insurance contract under the Internal Revenue Code. In such event, income with respect to contracts invested in a Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the desired diversification. Other adverse tax consequences could also ensue. For more information concerning the consequences of the Funds failing to meet the asset diversification regulations, consult your separate account prospectus.

Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

Contract owners are urged to consult their own tax advisors regarding the status of their contracts under state and local tax laws.

Portfolio Holdings Information

Each Fund’s annual and semiannual reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. Each Fund prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund’s first and third fiscal quarters. Each of these financial statements is filed with the SEC within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov and is posted on the Funds’ website at www.mtbvafunds.com.

Each quarter, the Funds provide the top 10 holdings to the insurance companies that offer the Funds in their insurance contracts. This information is provided to these entities under an agreement of confidentiality, before such information is made publicly available, so that these entities may produce fact sheets about the Funds as of the end of such quarter, which may include an analysis of the Funds’ holdings by sector, credit quality and/or country, as applicable. These fact sheets are not disseminated by the insurance companies until after this information is posted on the Funds’ website. Fund portfolio holdings information is posted on the Funds’ website within two weeks of the quarter-end at www.mtbvafunds.com.

Who Manages the Funds?

The Board of Trustees governs the Funds. The Board selects and oversees the Advisor, MTB Investment Advisors, Inc. (MTBIA or Advisor), a subsidiary of Manufacturers and Traders Trust Company (M&T Bank). The Advisor manages the Funds’ assets, including buying and selling portfolio securities. The Advisor’s address is 100 East Pratt Street, 17th Floor, Baltimore, MD 21202.

On August 22, 2003, the investment advisory operations of M&T Asset Management, a department of M&T Bank, were transferred to Allied Investment Advisors, Inc. (which was renamed MTB Investment Advisors, Inc.) and effective on that date MTB Investment Advisors, Inc. became the investment advisor to the Trust.


M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1892 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State, Pennsylvania, Maryland and parts of Virginia, West Virginia, the District of Columbia and Delaware. As of December 31, 2006, M&T Bank had over $142.4 billion in assets under management. MTBIA and entities affiliated with MTBIA or its predecessors have served as investment advisor to MTB Funds since 1988, and, as of December 31, 2006, it managed approximately $13.6 billion in assets. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.


For its services under an Advisory Contract, the Advisor is entitled to receive an annual Advisory Fee from each Fund, equal to a percentage of each Fund’s average daily net assets as follows:


FUND NAME	ADVISORY FEE

Large Cap Growth Fund II	0.85%

Large Cap Value Fund II	0.70%

Conservative Growth II	0.25%

Moderate Growth Fund II	0.25%

Aggressive Growth II	0.25%

For the fiscal year 2007 reporting period through April 30, 2008, the Advisor agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) and/or to reimburse certain operating expenses of the Funds in order to limit each Fund’s total direct operating expenses to not more than the stated amount shown below of the Fund’s average daily net assets.

FUND NAME	ANNUAL RATE

Large Cap Growth Fund II	1.00%

Large Cap Value Fund II	1.00%

Conservative Growth II	0.74%

Moderate Growth II	0.74%

Aggressive Growth II	0.74%

In addition, the Advisor may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

In addition to the investment management services provided by MTBIA, MTBIA’s affiliate M&T Securities, Inc. provides administrative services to the Funds and is entitled to receive a maximum fee of .04% of the Funds’ average daily net assets for such administrative services.

A discussion of the Board’s review of the Funds’ Investment Advisory contracts is available in the Fund’s Annual Shareholder report dated December 31, 2006.


Sub-Advisor

Pursuant to an exemptive order from the Securities and Exchange Commission, the Advisor (subject to the approval of the Board of Trustees) may select and replace subadvisors and amend subadvisory agreements between the Advisor and the subadvisors without obtaining shareholder approval. Accordingly, the Advisor may (subject to Board approval) appoint and replace subadvisors and amend subadvisory agreements without obtaining shareholder approval. The foregoing applies to Large Cap Growth Fund II and Large Cap Value Fund II.

The Advisor has entered into a Sub-Advisory Agreement with the following sub-advisor to manage Large Cap Value Fund II, subject to supervision of the Advisor and the Board, and in accordance with the investment objective and restrictions of Large Cap Value Fund II. For its services, the sub-advisor receives a fee based upon a percentage of the Large Cap Value Fund II’s average daily net assets, which is paid by the Advisor and not by Large Cap Value Fund II.


NWQ Investment Management Company LLC (NWQ) sub-advises Large Cap Value Fund II. NWQ is a registered investment advisor that was founded in 1982 and most recently reorganized in August 2002 as a Delaware limited liability company. NWQ is a 97%-owned subsidiary of Nuveen Investments, Inc. (Nuveen), which is a publicly held company. NWQ’s principal business address is 2049 Century Park East, 16th Floor, Los Angeles, California 90067. As of December 31, 2006, NWQ managed $35.6 billion in assets under management in two separate divisions–the Institutional Division and the Separately Managed Accounts Division. NWQ has had past experience managing mutual funds. NWQ manages Large Cap Value Fund II, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.


NWQ LARGE CAP VALUE COMPOSITE PERFORMANCE INFORMATION


The following table presents the past performance of a composite of certain accounts managed by NWQ which serves as the subadviser and to the MTB Large Cap Value Fund II. The NWQ Large Cap Value II composite is composed of all fee paying accounts under discretionary management by NWQ that have large cap value investment objectives, policies and strategies substantially similar to those of the MTB Large Cap Value Fund. NWQ has prepared the gross performance data for the composite shown in the table in compliance with the Global Investment Performance Standards (GIPS®). GIPS® has not been involved in the preparation or review of this report. The gross performance data was calculated on an asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs and custodial fees, without provision for federal and state income taxes, if any. The GIPS® method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB Large Cap Value Fund II in their analysis of the historical experience of NWQ in managing all large cap value portfolios with investment objectives, policies and strategies substantially similar to those of the MTB Large Cap Value Fund II. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Shares of MTB Large Cap Value Fund II for the fiscal year ended December 31, 2006 were used. However, the performance numbers do not reflect any charges or expenses that would be imposed under a variable insurance product contract. Were the effects of such charges to be included, share performance would be lower.


The historical performance of the NWQ Large Cap Value composite is not that of any of the MTB Funds, including MTB Large Cap Value Fund II, and is not necessarily indicative of any Fund’s future results. MTB Large Cap Value Fund II commenced operations on May 31, 2002, and NWQ commenced managing the Large Cap Value Fund II on December 8, 2004. The actual performance of the MTB Large Cap Value Fund II (which is presented in this prospectus) may vary significantly from the past performance of the composite. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the fund’s performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite. The aggregate returns of the accounts comprising the composite may not reflect the returns of any particular account managed by NWQ.


NWQ LARGE CAP VALUE COMPOSITE PERFORMANCE
Average Annual Total Return for the Periods Ended December 31, 2006:
Large Cap Value Composite*			1 Year		3 Years		5 Years		10 Years

Composite net of all operating expenses			16.74%		14.85%		11.18%		11.52%

Composite gross of all operating expenses			19.09%		17.17%		13.43%		13.78%

Standard & Poor’s 500/Citigroup Value Index			18.02%		11.46%		6.72%		7.07%

Calendar Year Total Return for the Years Ended December 31:
	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006

Composite net of all operating expenses	32.55%	6.65%	14.63%	8.50%	(0.86)%	(15.49)%	32.40%	18.12%	9.65%	16.74%

Composite gross of all operating expenses	35.32%	8.93%	17.06%	10.81%	1.26%	(13.65)%	35.17%	20.61%	11.98%	19.09%

Standard & Poor’s 500/Citigroup Value Index	28.79%	13.83%	12.38%	6.05%	(11.68)%	(20.85)%	(31.79)%	15.69%	5.85%	18.02%

Because the adviser contractually agreed to limit the Large Cap Value Fund II Shares total operating expenses to 1.00% the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:

Average Annual Total Return for the Periods Ended December 31, 2006:
Large Cap Value Composite*			1 Year		3 Years		5 Years		10 Years

Composite net of all operating expenses			17.92%		16.01%		12.31%		12.65%

Calendar Year Total Return for the Years Ended December 31:
	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006

Composite net of all operating expenses	34.01%	7.85%	15.91%	9.71%	0.26%	(14.52)%	(33.86)%	19.43%	10.87%	17.92%

* This is not the performance of the Large Cap Value Fund II. The Large Cap Value composite includes all fee paying discretionary accounts managed by NWQ which have large cap value investment objectives, policies and strategies substantially similar to those of the Large Cap Value Fund II. As of December 31, 2006, the Large Cap Value composite was composed of 204 accounts totaling approximately $5.5 billion.


Portfolio Managers
FUND	PORTFOLIO MANAGER(S)

Conservative Growth Fund II	Thomas R. Pierce, CFA
Mark Stevenson, CFA

Moderate Growth Fund II	Thomas R. Pierce, CFA
Mark Stevenson, CFA

Aggressive Growth Fund II	Thomas R. Pierce, CFA
Mark Stevenson, CFA

Large Cap Value Fund II	Jon Bosse, CFA (NWQ)
E. C. (Ted) Friedel, CFA (NWQ)

Large Cap Growth Fund II	Allen J. Ashcroft, Jr.
Byron J. Grimes II, CFA


Thomas R. Pierce, CFA, is an Administrative Vice President and has been with M&T Bank since January 1995. He has been a Vice President and Portfolio Manager of MTBIA since April 2003. Prior to joining M&T, Mr. Pierce was employed by Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading since 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce is a holder of the right to use the Chartered Financial Analyst designation (CFA Charterholder) and has a B.A. in Economics from Washington University, and an M.B.A from the University of Chicago.


Mark Stevenson, CFA, is a Vice President of MTBIA. Prior to joining M&T in October 2000, Mr. Stevenson was with Keystone Financial, Inc. (“Keystone”) since 1990, where he managed retirement plan, personal trust and institutional assets for the clients of Keystone. He is a CFA Charterholder and graduated with a Bachelor of Arts in Prelaw from Pennsylvania State University. He also graduated with a Master of Arts in International Economics and U.S. Foreign Policy from The American University, Washington, D.C.


Managed Allocation Funds – Mr. Stevenson and Mr. Pierce co-manage the Managed Allocation Funds. Under normal circumstances, Mr. Stevenson or Mr. Pierce initially recommends changes to the allocation among and the selection of Underlying Funds. Whomever of the two co-managers doesn’t initiate the allocation recommendation then contributes input and the analysis and the two portfolio managers jointly decide the investment approach to be implemented.

Allen J. Ashcroft, Jr. has been a Vice President and Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 2003. He was a Vice President of AllFirst Bank from 1995 until its acquisition by M&T Bank on April 1, 2003. Mr. Ashcroft has more than 27 years of experience in investment research and equity analysis. He earned his B.A. from the University of Pittsburgh.


Byron J. Grimes II, CFA, has been the Managing Director of Equity Portfolio Management and a Senior Portfolio Manager of MTBIA since April 2004. Prior to joining MTBIA, Mr. Grimes served as the Chief Investment Officer of Citizens Investment Services Group, a division of Citizens Bank of Providence, Rhode Island. He has 31 years experience in investment research and portfolio management. Mr. Grimes holds a B.A. degree from Centre College in Danville, Kentucky. He is a CFA Charterholder.


Large Cap Growth Fund II – Byron J. Grimes and Allen J. Ashcroft jointly manage the Large Cap Growth Fund II. They both agree on purchases and sales, and jointly decide on sector and capitalization weightings.

Jon D. Bosse, CFA, has been Portfolio Manager for MTB Large Cap Value Fund II since December 2004. He is a Portfolio Manager and the Chief Investment Officer for NWQ Investment Management Company LLC (NWQ). Prior to joining NWQ in 1996, Mr. Bosse spent ten years with ARCO Investment Management Company where, in addition to managing a value-oriented fund, he was the Director of Equity Research. Mr. Bosse received his B.A. in Economics from Washington University, St. Louis, where he was awarded the John M. Olin Award for excellence in economics, and graduated summa cum laude. He received his M.B.A. from the Wharton Business School, University of Pennsylvania. He is an active member of the Los Angeles Society of Financial Analysts. In addition, he is a CFA Charterholder and is a member of the CFA Institute.

E. C. (Ted) Friedel, CFA, has been a Co-Portfolio Manager of MTB Large Cap Value Fund II since December 2004. He is a Portfolio Manager and Managing Director for NWQ. Prior to joining NWQ in 1983, Mr. Friedel spent eleven years with Beneficial Standard Investment Management Company where he managed several large institutional portfolios. He was a senior member of the firm’s investment committee and was instrumental in the development of investment policy. E. C. (Ted) Friedel graduated from the University of California at Berkeley, B.S., and received his M.B.A. from Stanford University. He is an active member of the Los Angeles Society of Financial Analysts. In addition, he is a CFA Charterholder and is a member of the CFA Institute.

Large Cap Value Fund II – Jon D. Bosse has primary responsibility for driving the research process for the firm’s large cap portfolio strategy, and in conjunction with the firm’s investment professionals, developing a model portfolio for NWQ’s clients. E. C. (Ted) Friedel participates in that process and has primary responsibility for overseeing the strategy’s implementation and investment for Large Cap Value Fund II.


The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Funds.

Financial Information

Financial Highlights

The following financial highlights are intended to help you understand the financial performance of each Fund’s Shares since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.

The following financial highlights do not reflect any charges or expenses that would be imposed under a variable insurance product contract. Were the effect of such charges to be included, your cost would be higher and share performance would be lower.


This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ audited financial statements, is included in the Funds’ December 31, 2006 Annual Report which is available upon request.



MTB Group of Funds
Financial Highlights

(For a share outstanding throughout each period)
										Ratios to Average Net Assets

	Net Asset		Net Realized		Distributions	Distributions							Net Assets,
Year	Value,	Net	and Unrealized	Total from	from Net	from Net		Net Asset			Net	Expense	end	Portfolio
Ended	beginning	Investment	Gain (Loss) on	Investment	Investment	Realized Gain	Total	Value, end	Total	Net	Investment	Waiver/	of period	Turnover
December 31,	of period	Income	Investments	Operations	Income	on Investments	Distributions	of period	Return(a)	Expenses	Income	Reimbursement (b)	(000 omitted)	Rate

Large Cap Growth Fund II
2002(c)	$10.00	0.01	(1.66)	(1.65)	—	—	—	$8.35	(16.50)%	1.00%(d)	0.32%(d)	2.80%(d)	$1,304	35%
2003	$8.35	0.03	1.42	1.45	(0.02)	—	(0.02)	$9.78	17.35%	1.00%	0.37%	1.45%	$2,627	45%
2004	$9.78	0.05	0.45	0.50	(0.06)	—	(0.06)	$10.22	5.15%	1.00%	0.64%	1.89%	$4,333	111%
2005	$10.22	0.03	0.16	0.19	(0.04)	(0.29)	(0.33)	$10.08	2.02%	1.00%	0.30%	1.60%	$5,071	65%
2006	$10.08	0.06	0.99	1.05	(0.06)	(0.12)	(0.18)	$10.95	10.34%	1.00%	0.53%	1.49%	$5,337	50%

Large Cap Value Fund II
2002(c)	$10.00	0.04	(2.32)	(2.28)	(0.02)	—	(0.02)	$7.70	(22.79)%	1.00%(d)	0.98%(d)	2.98%(d)	$1,293	18%
2003	$7.70	0.09(e)	2.47	2.56	(0.08)	—	(0.08)	$10.18	33.45%	1.00%	1.01%	1.23%	$2,756	26%
2004	$10.18	0.11	0.86	0.97	(0.12)	—	(0.12)	$11.03	9.58%	1.00%	1.22%	1.61%	$4,829	126%
2005	$11.03	0.08	0.94	1.02	(0.09)	(0.93)	(1.02)	$11.03	10.29%	1.00%	0.80%	1.18%	$6,262	13%
2006	$11.03	0.12	1.79	1.91	(0.12)	(0.87)	(0.99)	$11.95	17.61%	1.00%	1.03%	1.02%	$8,456	20%

Managed Allocation Fund – Conservative Growth II
2005(f)	$10.00	0.23(e)	0.09	0.32	(0.12)	(0.04)	(0.16)	$10.16	3.24%	0.74%(d)	3.40%(d)	28.66%(d)	$452	35%
2006	$10.16	0.31	0.39	0.70	(0.31)	(0.16)	(0.47)	$10.39	6.96%	0.74%	3.19%	8.37%	$740	17%

Managed Allocation Fund – Moderate Growth II
2002(g)	$10.00	0.10(e)	(0.78)	(0.68)	(0.03)	—	(0.03)	$9.29	(6.79)%	0.74%(d)	2.03%(d)	1.03%(d)	$6,623	8%
2003	$9.29	0.11(e)	1.46	1.57	(0.09)	(0.11)	(0.20)	$10.66	17.29%	0.74%	1.08%	0.28%	$23,279	17%
2004	$10.66	0.12	0.50	0.62	(0.13)	(0.07)	(0.20)	$11.08	5.94%	0.74%	1.37%	0.06%	$41,011	109%
2005	$11.08	0.15	0.24	0.39	(0.16)	(0.91)	(1.07)	$10.40	4.00%	0.74%	1.51%	0.07%	$45,744	14%
2006	$10.40	0.27	0.81	1.08	(0.27)	(0.55)	(0.82)	$10.66	10.42%	0.74%	2.50%	0.09%	$48,285	21%

Managed Allocation Fund – Aggressive Growth II
2005(f)	$10.00	0.20(e)	0.62	0.82	(0.06)	—	(0.06)	$10.76	8.18%	0.74%(d)	2.89%(d)	34.13%(d)	$514	1%
2006	$10.76	0.34(e)	1.25	1.59	(0.27)	(0.32)	(0.59)	$11.76	14.83%	0.74%	3.02%	5.87%	$1,175	16%

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

(b) This expense decrease is reflected in both the net expense and net investment income ratios shown.

(c) Reflects operations for the period from May 31, 2002 (date of initial public investment) to December 31, 2002.

(d) Computed on an annualized basis.

(e) Per share information is based on average shares outstanding.

(f) Reflects operations for the period from May 3, 2005 (date of initial public investment) to December 31, 2005.

(g) Reflects operations for the period from June 17, 2002 (date of initial public investment) to December 31, 2002.

Further information about the Funds’ performance is contained in the Funds’ Annual Report, dated December 31, 2006, which can be obtained free of charge.


HOW TO OBTAIN MORE INFORMATION ABOUT MTB GROUP OF FUNDS


A Statement of Additional Information (SAI) dated April 30, 2007 is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the SAI and in the Annual and Semi-Annual Reports to shareholders of the MTB Group of Funds as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports (when available) and other information without charge, and to make inquiries, call 1-800-836-2211.


These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions), are available on MTB’s website at www.mtbvafunds.com.

To Obtain More Information:

Phone: Call 1-800-836-2211


Web: www.mtbvafunds.com


SEC: You can also obtain the SAI or Annual and Semi-Annual Reports, as well as other information about MTB Group of Funds, from the SEC’s website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or (2) sending an electronic request to publicinfo@sec.gov.

Cusip 55376V820
Cusip 55376T734
Cusip 55376V812
Cusip 55376T650
Cusip 55376T577

Investment Advisor

MTB Investment Advisors, Inc.
100 E. Pratt Street
17th Floor
Baltimore, MD 21202


www.mtbia.com


Distributor

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Sub-Advisor to MTB Large Cap Value Fund II

NWQ Investment Management Company LLC
2049 Century Park East


16th Floor


Los Angeles, CA 90067

Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Transfer Agent and Dividend Disbursing Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

Custodian and Fund Accountant

State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

SEC File No. 811-5514


27273 (4/07)

MTB-AR-007-0407


                               MTB GROUP OF FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION


                                 APRIL 30, 2007

                          MTB LARGE CAP GROWTH FUND II

                          ("LARGE CAP GROWTH FUND II")

                          MTB LARGE CAP VALUE FUND II

                          ("LARGE CAP VALUE FUND II")

              MTB MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH II

                        ("CONSERVATIVE GROWTH FUND II")

                MTB MANAGED ALLOCATION FUND - MODERATE GROWTH II

                          ("MODERATE GROWTH FUND II")

               MTB MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH II

                         ("AGGRESSIVE GROWTH FUND II")

This  Statement  of  Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for the Funds dated April 30, 2007.

Obtain the prospectus  without  charge by calling (800) 836-2211 (in the Buffalo area call (716) 635-9368).

CONTENTS
HOW ARE THE FUNDS ORGANIZED?                                              3
SECURITIES IN WHICH THE FUNDS INVEST                                      3
INVESTMENT RISKS                                                         13
FUNDAMENTAL INVESTMENT OBJECTIVES                                        17
INVESTMENT LIMITATIONS                                                   17
DETERMINING MARKET VALUE OF SECURITIES                                   19
WHAT DO SHARES COST?                                                     20
HOW ARE THE FUNDS SOLD?                                                  20
SUBACCOUNTING SERVICES                                                   21
REDEMPTION IN KIND                                                       21
ACCOUNT AND SHARE INFORMATION                                            22
TAX INFORMATION                                                          23
WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?                          24
HOW DO THE FUNDS MEASURE PERFORMANCE?                                    38
FINANCIAL INFORMATION                                                    40
INVESTMENT RATINGS                                                       40
ADDRESSES                                                   BACK COVER PAGE


Cusip 55376V820
Cusip 55376T734
Cusip 55376V812
Cusip 55376T650
Cusip 55376T577
     27285 (4/07)

1

HOW ARE THE FUNDS ORGANIZED?
Each Fund covered by this SAI is  a  diversified portfolio of MTB Group of Funds
(the "Trust"), a Delaware statutory trust.  On  August  11,  2000, the Trust was organized to acquire all of the assets and liabilities of the  VISION  Group  of
Funds,  Inc.,  a  Maryland  corporation  (the "Corporation") that was originally incorporated under the laws of the State of  Maryland  on February 23, 1988, and
registered as an open-end management investment company.   The name of the Trust
was  changed  to "MTB Group of Funds" on August 15, 2003. The  Trust  may  offer separate series  of  shares  representing  interests  in  separate portfolios of securities.

Through an internal  reorganization,  the Funds' investment advisor changed from
M&T  Asset  Management,  a department  of  Manufacturers  and Traders  Trust
Company ("M&T Bank"), to MTB Investment Advisors, Inc. (MTBIA or "Advisor"),
a subsidiary of M&T Bank, on August 15, 2003. The  sub-advisor for the Large
Cap Value Fund II is NWQ Investment Management Company, LLC.

SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Funds' investment goal. Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or
N = Not an acceptable investment of a Fund.

As described in the prospectus, Conservative Growth Fund II, Moderate Growth
Fund II and Aggressive Growth Fund II seek to achieve their investment objectives by investing in a combination of underlying funds (the "Underlying
Funds") managed by the Advisor. The types of securities shown for Conservative
Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II in the
table represent the investments held by the Underlying Funds.


                                                LARGE CAP GROWTH  LARGE  CONSERVATIVE GROWTH  MODERATE GROWTH  AGGRESSIVE GROWTH
                                                     FUND II       CAP         FUND II            FUND II           FUND II
                                                                  VALUE
                                                                   FUND
                                                                    II

EQUITY SECURITIES                                       P           P             P                  P                 P
 Common Stocks                                          P           P             P                  P                 P
 Preferred Stocks                                       P           P             P                  P                 P
 Interests in Other Limited Liability Companies         A           A             N                  N                 N
 Real Estate Investment Trusts                          A           A             A                  A                 A
 Warrants4                                              A           A             A                  A                 A
FIXED INCOME SECURITIES                                 P           P             P                  P                 P
 Treasury Securities                                    A           A             P                  P                 P
 Agency Securities                                      A           A             P                  P                 P
 Corporate Debt Securities1                             A           A             P                  P                 P
 Commercial Paper                                       A           A             A                  A                 A
 Demand Instruments                                     A           A             A                  A                 A
 Taxable Municipal Securities                           N           N             A                  A                 A
 Mortgage Backed Securities                             A           A             P                  P                 P
 Collateralized Mortgage       Obligations              N           N             P                  P                 P
 (CMOs)
 Asset Backed Securities2                               A           A             P                  P                 P
 Zero Coupon Securities                                 A           A             P                  P                 P
 Bank Instruments                                       A           P             P                  P                 P
   Credit Enhancement                                   N           N             P                  P                 P
CONVERTIBLE SECURITIES5                                 P           P             A                  A                 A
Tax Exempt Securities3                                  N           N             P                  P                 P
 Variable Rate Demand Instruments                       N           N             A                  A                 A
 Municipal Securities                                   N           N             P                  P                 P
 Municipal Notes                                        N           N             P                  P                 P
FOREIGN SECURITIES                                      A           P             P                  P                 P
 Depository Receipts                                    P           P             P                  P                 P
 Foreign Exchange Contracts                             N           N             P                  P                 P
 Foreign Government Securities                          N           N             P                  P                 P
DERIVATIVE CONTRACTS                                    A           A             A                  A                 A
 Futures Contracts                                      A           A             A                  A                 A
 Options                                                A           A             A                  A                 A
 Credit Default Swaps                                   A           A             A                  A                 A
SPECIAL TRANSACTIONS                                    A           A             A                  A                 A
 Repurchase Agreements                                  A           A             A                  A                 A
 Reverse Repurchase Agreements                          A           A             A                  A                 A
 Delayed Delivery Transactions                          A           A             A                  A                 A
 Securities Lending                                     A           A             A                  A                 A
 Asset Segregation                                      A           A             A                  A                 A
 INVESTING IN SECURITIES OF OTHER INVESTMENT            P           P             P                  P                 P
 COMPANIES
 Exchange-Traded Funds                                  A           A             A                  A                 A
 Short Sales                                            P           N             N                  N                 N
 Non-Investment Grade Securities                        N           N             P                  P                 P

1.   Rated  in  the  top  four  rating  categories  of a  nationally  recognized statistical  rating  organization  (NRSRO),  or, if unrated,  of comparable quality as determined by the Advisor or sub-advisor. If a security's rating is lowered,  the Advisor will assess  whether to sell the security,  but is not required to do so.

2.   Large Cap Value Fund II may invest in asset backed securities which, at the time of purchase, are rated in the top three rating categories by an NRSRO, and the Large Cap Growth Fund II may invest in such  securities,  which, at the time of  purchase,  are rated in the top four rating  categories  by an
     NRSRO,  or if  unrated,  are of  comparable  quality as  determined  by the
     Advisor or subadvisor.  If a security's rating is lowered, the Advisor will assess whether to sell the security, but is not required to do so.

3.   Which are in one of the top four rating categories of an NRSRO.

4.   The  Funds do not have a present  intent  to  invest  more than 5% of their respective net assets in warrants.

5.   The Funds may  invest in  convertible  securities  rated  below  investment grade. See "Risks Associated with Non-investment  Grade Securities" herein.

SECURITIES DESCRIPTIONS AND TECHNIQUES
Following are descriptions  of  securities  and techniques that each Fund may or may not pursue, as noted in the preceding table.

EQUITY SECURITIES
Equity securities represent a share of an issuer's  earnings  and  assets, after
the  issuer  pays  its  liabilities.   A Fund cannot predict the income it  will
receive from equity securities because issuers  generally  have discretion as to the payment of any dividends or distributions.  However, equity securities offer greater potential for appreciation than many other types of  securities, because
their  value  increases directly with the value of the issuer's  business.   The
following describes the types of equity securities in which a Fund invests.

   COMMON STOCKS
   Common stocks  are the most prevalent type of equity security.  Common stocks receive the issuer's  earnings  after  the  issuer pays its creditors and any
   preferred  stockholders.   As  a  result, changes  in  an  issuer's  earnings
   directly influence the value of its common stock.

   PREFERRED STOCKS
   Preferred  stocks  have  the  right  to   receive   specified   dividends  or
   distributions  before  the  issuer makes payments on its common stock.   Some
   preferred stocks also participate  in  dividends  and  distributions  paid on
   common  stock.   Preferred  stocks  may  also permit the issuer to redeem the stock.  A Fund may also treat such redeemable  preferred  stock  as  a  fixed income security.

   INTERESTS IN OTHER LIMITED LIABILITY COMPANIES
   Entities  such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stocks.

   REAL ESTATE INVESTMENT TRUSTS (REITS)
   REITs are real  estate  investment  trusts  that  lease,  operate and finance commercial real estate.  REITs are exempt from federal corporate  income  tax if they limit their operations and distribute most of their income.  Such tax requirements  limit  a REIT's ability to respond to changes in the commercial real estate market.

   WARRANTS
   Warrants give a Fund the  option  to  buy the issuer's equity securities at a specified  price  (the  exercise  price) at  a  specified  future  date  (the expiration date).  A Fund may buy the  designated  securities  by  paying the exercise price before the expiration date.  Warrants may become worthless  if the  price  of  the  stock  does  not  rise  above  the exercise price by the expiration date.  This increases the market risks of  warrants as compared to the underlying security.  Rights are the same as warrants,  except  companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES
Fixed  income securities pay interest, dividends or distributions at a specified rate.  The  rate  may  be  a  fixed  percentage  of  the  principal  or adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal  amount  of  the  security,  normally  within a specified time.  Fixed income securities provide more regular income than  equity securities.  However, the returns on fixed income securities are limited and  normally do not increase with  the  issuer's earnings.  This limits the potential appreciation  of  fixed income securities as compared to equity securities.

A security's  yield  measures  the  annual  income  earned  on  a  security as a percentage of its price.  A security's yield will increase or decrease depending upon  whether it costs less (a discount) or more (a premium) than the  principal
amount.   If  the  issuer may redeem the security before its scheduled maturity, the price and yield  on a discount or premium security may change based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

   TREASURY SECURITIES
   Treasury securities  are  direct obligations of the federal government of the
   United States. Treasury securities  are  generally  regarded  as  having  the lowest credit risks.

   AGENCY SECURITIES
   Agency  securities  are  issued  or  guaranteed  by a federal agency or other government sponsored entity (GSE) acting under federal  authority.  Some GSEs are  supported  by  the  full  faith  and  credit of the United States. These
   include  the  Government  National  Mortgage  Association,   Small   Business
   Administration, Farm Credit System Financial Assistance Corporation, Farmer's
   Home Administration, Federal Financing Bank, General Services Administration,
   Department  of  Housing  and  Urban Development, Export-Import Bank, Overseas
   Private Investment Corporation, and Washington Metropolitan Transit Authority
   Bonds.

   Other  GSEs  receive  support  through  federal  subsidies,  loans  or  other benefits. For example, the U.S.  Treasury is authorized to purchase specified amounts of securities issued by (or  otherwise  make  funds available to) the
   Federal  Home  Loan  Bank  System,  Federal  Home Loan Mortgage  Corporation,
   Federal National Mortgage Association, Student  Loan  Marketing  Association,
   and Tennessee Valley Authority in support of such obligations.

   A  few  GSEs  have no explicit financial support, but are regarded as  having implied support  because  the  federal  government sponsors their activities.
   These include the Farm Credit System, Financing  Corporation,  and Resolution
   Trust Corporation.

   Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

   A Fund treats mortgage backed securities guaranteed by a GSE as  if issued or guaranteed  by a federal agency.  Although such a guarantee protects  against credit risks, it does not reduce the market and prepayment risks.

   CORPORATE DEBT SECURITIES
   Corporate debt  securities  are fixed income securities issued by businesses.
   Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.  A  Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

   In addition, the credit risk of  an  issuer's debt security may vary based on its  priority  for  repayment.  For example,  higher  ranking  (senior)  debt
   securities  have  a  higher  priority   than   lower  ranking  (subordinated)
   securities.   This  means  that  the  issuer  might  not   make  payments  on
   subordinated   securities  while  continuing  to  make  payments  on   senior
   securities.  In  addition,  in  the  event  of  bankruptcy, holders of senior
   securities  may  receive  amounts  otherwise  payable   to   the  holders  of
   subordinated  securities.   Some  subordinated  securities,  such  as   trust
   preferred  and  capital  securities  notes,  also  permit the issuer to defer payments under certain circumstances.  For example, insurance companies issue securities known as surplus notes that permit the insurance  company to defer any payment that would reduce its capital below regulatory requirements.

   COMMERCIAL PAPER
   Commercial paper is an issuer's obligation with a maturity of  less than nine
   months.   Companies  typically  issue  commercial  paper  to  pay for current expenditures.  Most issuers constantly reissue their commercial paper and use the  proceeds (or bank loans) to repay maturing paper.  If the issuer  cannot continue  to  obtain  liquidity  in  this  fashion,  its commercial paper may default.  The short maturity of commercial paper reduces  both the market and credit risks as compared to other debt securities of the same issuer.

   DEMAND INSTRUMENTS
   Demand instruments are corporate debt securities that the issuer  must  repay
   upon  demand.   Other  demand  instruments  require  a third party, such as a dealer or bank, to repurchase the security for its face value upon demand.  A
   Fund treats demand instruments as short-term securities,  even  though  their stated maturity may extend beyond one year.

   TAXABLE MUNICIPAL SECURITIES
   Municipal  securities  are  issued  by  states,  counties,  cities  and other political  subdivisions  and authorities.  Although many municipal securities are exempt from federal income  tax,  a  Fund may invest in taxable municipal securities.

   MORTGAGE BACKED SECURITIES
   Mortgage backed securities represent interests  in  pools  of mortgages.  The mortgages  that  comprise  a  pool  normally  have  similar  interest  rates, maturities and other terms.  Mortgages may have fixed or adjustable  interest rates.  Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage  backed  securities come in a variety of forms.  Many have extremely complicated terms.  The simplest form of mortgage backed securities are pass-
   through certificates.  An issuer of pass-through certificates gathers monthly payments from an underlying  pool of mortgages.  Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month.  Holders  of  pass-through  certificates  receive a pro rata  share  of  all payments and pre-payments from the underlying mortgages.
   As a result, the holders  assume  all  the prepayment risks of the underlying mortgages.

      COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
      CMOs,  including  interests in real estate  mortgage  investment  conduits
      (REMICs), allocate  payments  and  prepayments  from  an  underlying pass-
      through certificate among holders of different classes of mortgage- backed securities.  This creates different prepayment and interest rate risks for each CMO class.

         SEQUENTIAL CMOS
         In  a  sequential  pay  CMO,  one class of CMOs receives all  principal
         payments  and  prepayments.   The  next  class  of  CMOs  receives  all
         principal payments after the first  class  is  paid  off.  This process repeats for each sequential class of CMO.  As a result,  each  class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

         PACS, TACS AND COMPANION CLASSES
         More sophisticated CMOs include planned amortization classes (PACs) and targeted  amortization  classes (TACs).  PACs and TACs are issued  with companion  classes.  PACs  and  TACs  receive  principal  payments  and
         prepayments  at  a  specified  rate.   The  companion  classes  receive
         principal payments and prepayments in excess of the specified rate.  In addition,  PACs  will receive the companion classes' share of principal payments, if necessary,  to  cover  a shortfall in the prepayment rate.
         This helps PACs and TACs to control prepayment  risks by increasing the risks to their companion classes.

         IOS AND POS
         CMOs may allocate interest payments to one class (Interest Only or IOs)
         and principal payments to another class (Principal  Only  or POs).  POs increase  in  value  when prepayment rates increase.  In contrast,  IOs decrease in value when  prepayments  increase,  because  the underlying
         mortgages  generate  less  interest  payments.   However,  IOs tend  to
         increase in value when interest rates rise (and prepayments  decrease), making IOs a useful hedge against interest rate risks.

         FLOATERS AND INVERSE FLOATERS
         Another  variant  allocates  interest  payments between two classes  of
         CMOs.  One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR.  The  other class (Inverse Floaters)
         receives any remaining interest payments from the underlying mortgages.
         Floater  classes  receive more interest (and  Inverse  Floater  classes receive correspondingly  less  interest)  as interest rates rise.  This shifts  prepayment  and interest rate risks from  the  Floater  to  the
         Inverse Floater class,  reducing  the  price  volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

         Z CLASSES AND RESIDUAL CLASSES
         CMOs must allocate all payments received from the  underlying mortgages to  some  class.  To capture any unallocated payments,  CMOs  generally have an accrual  (Z) class.  Z classes do not receive any payments from the underlying mortgages  until  all  other  CMO classes have been paid off.  Once this happens, holders of Z class CMOs  receive  all payments
         and  prepayments.   Similarly,  REMICs  have  residual  interests  that
         receive any mortgage payments not allocated to another REMIC class.

   The  degree  of  increased  or  decreased  prepayment risks depends upon  the structure of the CMOs.  However, the actual  returns on any type of mortgage-
   backed  security  depend  upon  the performance of  the  underlying  pool  of mortgages, which no one can predict and will vary among pools.

   ASSET-BACKED SECURITIES
   Asset-backed securities are payable  from  pools  of  obligations  other than mortgages.  Most asset-backed securities involve consumer or commercial debts with  maturities  of less than ten years.  However, almost any type of  fixed income assets (including other fixed income securities) may be used to create
   an asset backed security.   Asset-  backed  securities  may  take the form of
   commercial   paper,   notes,  or  pass  through  certificates.   Asset-backed
   securities have prepayment  risks.  Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

   ZERO COUPON SECURITIES
   Zero coupon securities do not  pay interest or principal until final maturity unlike debt securities that provide  periodic  payments of interest (referred to as a coupon payment).  Investors buy zero coupon  securities  at  a  price below  the  amount  payable at maturity.  The difference between the purchase price and the amount  paid at maturity represents interest on the zero coupon
   security.   Investors must  wait  until  maturity  to  receive  interest  and principal, which  increases  the  market  and  credit  risks of a zero coupon security.

   There  are  many  forms  of  zero coupon securities.  Some are  issued  at  a discount and are referred to as  zero  coupon  or capital appreciation bonds.
   Others are created from interest bearing bonds by  separating  the  right  to receive  the  bond's  coupon  payments  from  the right to receive the bond's
   principal  due  at maturity, a process known as coupon  stripping.   Treasury
   STRIPs, IOs and POs  are  the  most  common  forms  of  stripped  zero coupon
   securities.   In  addition,  some  securities  give the issuer the option  to deliver  additional  securities in place of cash interest  payments,  thereby increasing the amount  payable at maturity.  These are referred to as pay-in-
   kind or PIK securities.

   BANK INSTRUMENTS
   Bank instruments are unsecured  interest  bearing  deposits with banks.  Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.  Yankee instruments are denominated in U.S. dollars and issued  by  U.S.  branches  of  foreign  banks.  Eurodollar  instruments  are denominated  in  U.S. dollars and issued by  non-U.S.  branches  of  U.S.  or foreign banks.

   CREDIT ENHANCEMENT
   Common types of credit  enhancement  include  guarantees,  letters of credit,
   bond   insurance   and   surety  bonds.   Credit  enhancement  also  includes
   arrangements where securities  or  other  liquid  assets  secure payment of a fixed income security.  If a default occurs, these assets may be sold and the
   proceeds  paid  to  security's  holders.   Either form of credit  enhancement
   reduces  credit risks by providing another source  of  payment  for  a  fixed income security.

CONVERTIBLE SECURITIES
Convertible securities are fixed income securities that a Fund has the option to exchange for  equity  securities  at  a  specified conversion price.  The option allows a Fund to realize additional returns  if  the  market price of the equity securities exceeds the conversion price.  For example,  a  Fund  may  hold fixed income  securities  that  are  convertible  into  shares  of  common  stock at a conversion price of $10 per share.  If the market value of the shares of  common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible   securities   have   lower  yields  than  comparable  fixed  income
securities.  In addition, at the time  a  convertible  security  is  issued  the conversion  price  exceeds the market value of the underlying equity securities.
Thus, convertible securities  may  provide  lower  returns  than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.  However, convertible securities  permit  a
Fund  to  realize  some  of  the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Equity Funds may invest in commercial paper rated  below  investment grade. See "Risks Associated with Non-investment Grade Securities" herein.

The  Funds  treat  convertible  securities  as  both  fixed  income  and  equity securities for purposes of its investment policies  and  limitations, because of their unique characteristics.

TAX EXEMPT SECURITIES
Tax exempt securities are fixed income securities that pay  interest that is not subject to regular federal income taxes. Typically, states, counties, cities and
other political subdivisions and authorities issue tax exempt  securities.   The
market categorizes tax exempt securities by their source of repayment.

   VARIABLE RATE DEMAND INSTRUMENTS
   Variable  rate  demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security
   for its face value  upon  demand.   The  securities  also  pay  interest at a
   variable rate intended to cause the securities to trade at their  face value.
   The Funds treat demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their  variable interest  rate  adjusts  in  response  to  changes  in  market  rates and the repayment of their principal amount can be demanded.

   MUNICIPAL SECURITIES
   Municipal  securities  are  issued  by  states,  counties,  cities  and other political  subdivisions  and authorities.  Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.

   MUNICIPAL NOTES
   Municipal notes are short-term  tax  exempt  securities.  Many municipalities issue such notes to fund their current operations  before collecting taxes or
   other  municipal  revenues.   Municipalities  may also issue  notes  to  fund
   capital  projects prior to issuing long-term bonds.   The  issuers  typically
   repay the  notes  at  the  end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

FOREIGN SECURITIES
Foreign securities are securities  of  issuers  based outside the United States.
The Funds consider an issuer to be based outside the United States if:

   {circle}it is organized under the laws of, or  has a principal office located in, another country;

   {circle}the  principal  trading  market  for  its securities  is  in  another country; or

   {circle}it (or its subsidiaries) derived in its  most  current fiscal year at least  50% of its total assets, capitalization, gross  revenue  or  profit from goods produced, services performed, or sales made in another country.

Foreign securities  are primarily denominated in foreign currencies.  Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

   DEPOSITARY RECEIPTS
   Depositary receipts  represent interests in underlying securities issued by a foreign company.  Depositary  receipts  are  not traded in the same market as
   the  underlying  security.   The  foreign  securities   underlying   American
   Depositary  Receipts (ADRs) are traded in the United States.  ADRs provide  a way to buy shares of foreign-based companies in the United States rather than
   in overseas markets.   ADRs  are also traded in U.S. dollars, eliminating the
   need for foreign exchange transactions.

   FOREIGN EXCHANGE CONTRACTS
   In order to convert U.S. dollars  into  the  currency needed to buy a foreign security, or to convert foreign currency received  from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades.  In a spot trade, the Fund agrees to exchange one currency  for  another  at  the current  exchange rate.  The Fund may also enter into derivative contracts in
   which a foreign  currency  is  an  underlying  asset.   The exchange rate for
   currency derivative contracts may be higher or lower than  the  spot exchange rate.  Use of these derivative contracts may increase or decrease  the Fund's exposure to currency risks.

   FOREIGN GOVERNMENT SECURITIES
   Foreign  government  securities  generally consist of fixed income securities supported by national, state or provincial  governments  or similar political subdivisions.  Foreign government securities also include debt obligations of supranational  entities,  such  as  international organizations  designed  or supported  by governmental entities to  promote  economic  reconstruction  or
   development,   international  banking  institutions  and  related  government
   agencies.   Examples   of   these  include,  but  are  not  limited  to,  the
   International Bank for Reconstruction  and  Development (the World Bank), the
   Asian Development Bank, the European Investment  Bank  and the Inter-American
   Development Bank.

   Foreign government securities also include fixed income  securities of quasi-
   governmental agencies that are either issued by entities owned by a national, state  or equivalent government or are obligations of a political  unit  that are not  backed by the national government's full faith and credit.  Further, foreign government  securities  include mortgage-related securities issued or guaranteed by national, state or  provincial  governmental instrumentalities, including quasi-governmental agencies.

DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that  require payments based upon changes  in  the  values  of designated (or underlying) securities,  currencies, commodities, financial indices or other assets.  Some derivative contracts (such as futures, forwards and options)  require  payments  relating to a future trade involving  the  underlying asset.  Other derivative contracts  (such  as  swaps)
require payments  relating  to  the income or returns from the underlying asset.
The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges.  In this case, the exchange sets all the terms of the contract except for the price.
Investors make payments due under  their  contracts  through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make
(or collect) daily payments to the margin accounts to  reflect losses (or gains)
in  the  value  of their contracts.  This protects investors  against  potential
defaults by the counterparty.   Trading  contracts  on  an  exchange also allows
investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same  asset on the same date.  If the offsetting sale price is more than the original purchase  price, a
Fund  realizes  a  gain;  if  it is less, a Fund realizes a loss.  Exchanges may limit the amount of open contracts  permitted  at any one time.  Such limits may prevent a Fund from closing out a position.  If  this  happens,  a  Fund will be required to keep the contract open (even if it is losing money on the contract), and  to  make any payments required under the contract (even if it has  to  sell portfolio  securities at unfavorable prices to do so).  Inability to close out a contract could  also  harm  a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The  Funds  may  also  trade  derivative  contracts  over-the-counter  (OTC)  in transactions negotiated directly  between  a  Fund  and  the  counterparty.  OTC contracts  do  not necessarily have standard terms, so they cannot  be  directly
offset  with  other  OTC  contracts.   In  addition,  OTC  contracts  with  more
specialized terms may be more difficult to price than exchange traded contracts.

Depending upon  how  a  Fund  uses  derivative  contracts  and the relationships between  the  market  value  of a derivative contract and the underlying  asset, derivative contracts may increase  or  decrease  a Fund's exposure to market and currency risks, and may also expose a Fund to liquidity and leverage risks.  OTC contracts also expose a Fund to credit risks in the  event  that  a counterparty defaults on the contract.

The  Large  Cap  Growth  Fund II and certain Underlying Funds may trade  in  the following types of derivative contracts.

   FUTURES CONTRACTS
   Futures contracts provide  for  the  future sale by one party and purchase by another party of a specified amount of  an  underlying  asset  at a specified price,  date, and time.  Entering into a contract to buy an underlying  asset is commonly  referred  to  as buying a contract or holding a long position in the asset.  Entering into a  contract to sell an underlying asset is commonly referred to as selling a contract  or  holding a short position in the asset.
   Futures contracts are considered to be commodity  contracts.   The  Fund  has
   claimed  an  exclusion  from  the  definition  of  the  term  "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration as a commodity pool operator under that Act.  Futures  contracts traded OTC are frequently referred to as forward contracts.

   The  Funds may buy/sell financial futures contracts. Large Cap Value Fund  II and certain  Underlying  Funds  (Mid Cap Stock Fund and Large Cap Value Fund)
   may also buy/sell stock index futures contracts.

   OPTIONS
   Options are rights to buy or sell  an  underlying asset for a specified price
   (the exercise price) during, or at the end  of,  a  specified period.  A call option gives the holder (buyer) the right to buy the  underlying  asset  from the  seller  (writer) of the option.  A put option gives the holder the right to sell the underlying  asset to the writer of the option.  The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   The Funds may:

   {circle}Buy call options  on  portfolio  securities  in  anticipation  of  an increase in the value of the underlying asset;

   {circle}Buy put options on portfolio securities in anticipation of a decrease in the value of the underlying asset.

   Each  Fund may also write call options on all or any portion of its portfolio securities  and  on financial or stock index futures contracts (as permitted)
   to generate income  from  premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a
   Fund is exercised, a Fund foregoes  any  possible  profit from an increase in the  market price of the underlying asset over the exercise  price  plus  the premium received.

   Each Fund  may  also  write  put options on all or a portion of its portfolio securities and on financial or  stock  index futures contracts (as permitted)
   to generate income from premiums, and in  anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is  a risk that a Fund may be required to take  delivery  of  the  underlying asset when its current market price is lower than the exercise price.

   When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

   SWAP CONTRACTS
   A swap  contract (also known as a "swap") is a type of derivative contract in which two parties (each, a "Counterparty") agree to pay each other (swap) the returns derived  from  designated  (or  underlying)  securities,  currencies, commodities,  financial  indices  or  other assets ("Reference Instruments").
   Swaps do not always involve the delivery  of  the  Reference  Instruments  by either  party,  and  the  parties  might  not  own  the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the  amount  by which its payment under the contract is less than (or exceeds) the amount of  the other party's payment. Swap agreements are sophisticated instruments that can  take many different forms and are known by a variety of names.

   CREDIT DEFAULT SWAPS
   A  credit  default swap (CDS) is a type of swap agreement between two parties whereby one  party  (the "Protection Buyer") agrees to make payments over the term of the CDS to the  other  party (the "Protection Seller"), provided that no designated event of default,  restructuring  or other credit related event
   (each  a  "Credit  Event") occurs with respect to the  Reference  Instrument, which is usually a particular  bond  or  the unsecured credit of a particular issuer (the "Reference Obligation"). Many  CDSs are physically settled, which means  that  if a Credit Event occurs, the Protection  Seller  must  pay  the
   Protection Buyer  the  full  notional value, or "par value," of the Reference
   Obligation in exchange for delivery  by the Protection Buyer of the Reference
   Obligation  or  another  similar obligation  issued  by  the  issuer  of  the
   Reference  Obligation (the  "Deliverable  Obligation").   The  Counterparties
   agree to the  characteristics  of the Deliverable Obligation at the time that they enter into the CDS. Alternately,  a  CDS  can  be  "cash settled," which means that upon the occurrence of a Credit Event, the Protection  Buyer  will receive  a payment from the Protection Seller equal to the difference between the par amount  of  the Reference Obligation and its market value at the time
   of the Credit Event.   The  Fund  may  be  either the Protection Buyer or the
   Protection Seller in a CDS.  If the Fund is  a Protection Buyer and no Credit
   Event occurs, the Fund will lose its entire investment  in  the CDS (i.e., an amount equal to the payments made to the Protection Seller over  the  term of the  CDS).  However, if a Credit Event occurs, the Fund (as Protection Buyer)
   will deliver  the  Deliverable  Obligation and receive a payment equal to the full notional value of the Reference  Obligation,  even  though the Reference
   Obligation may have little or no value. If the Fund is the  Protection Seller and  no  Credit  Event occurs, the Fund will receive a fixed rate  of  income throughout the term  of  the CDS. However, if a Credit Event occurs, the Fund
   (as Protection Seller) will  pay the Protection Buyer the full notional value of the Reference Obligation and  receive  the Deliverable Obligation from the
   Protection Buyer.  A CDS may involve greater  risks than if the Fund invested directly in the Reference Obligation. For example,  a CDS may increase credit risk  since  the  Fund  has  exposure  to  both the issuer of  the  Reference
   Obligation  and  the  Counterparty  to  the CDS.  The  Reference  Instruments
   underlying each CDS will be of a credit quality at least equal to that of the credit  quality  required  for investment in  individual  securities  by  the relevant Fund.

SPECIAL TRANSACTIONS

   REPURCHASE AGREEMENTS
   Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price.  The repurchase  price  exceeds  the sale price, reflecting a
   Fund's return on the transaction.  This return is  unrelated  to the interest
   rate  on  the  underlying  security.   A  Fund  will  enter  into  repurchase
   agreements only with banks and other recognized financial institutions,  such as securities dealers, deemed creditworthy by the Advisor.

   The  Funds'  custodian or subcustodian will take possession of the securities
   subject to repurchase  agreements.   The Advisor or subcustodian will monitor
   the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   REVERSE REPURCHASE AGREEMENTS
   Reverse repurchase agreements are repurchase  agreements  in  which a Fund is the  seller  (rather  than  the  buyer)  of  the  securities,  and agrees  to repurchase  them  at  an  agreed  upon  time and price.  A reverse repurchase agreement may be viewed as a type of borrowing by a Fund.  Reverse repurchase
   agreements  are subject to credit risks.   In  addition,  reverse  repurchase
   agreements  create   leverage  risks  because  a  Fund  must  repurchase  the
   underlying security at  a higher price, regardless of the market value of the security at the time of repurchase.

   DELAYED DELIVERY TRANSACTIONS
   Delayed  delivery  transactions,  including  when  issued  transactions,  are arrangements in which  a  Fund  buys securities for a set price, with payment
   and delivery of the securities scheduled  for  a  future  time.   During  the
   period  between  purchase and settlement, no payment is made by a Fund to the issuer and no interest  accrues  to  a  Fund.  A Fund records the transaction when it agrees to buy the securities and  reflects their value in determining the price of its shares.  Settlement dates  may  be  a  month  or  more after entering  into these transactions so that the market values of the securities
   bought may  vary  from  the  purchase  prices.   Therefore,  delayed delivery
   transactions  create  interest  rate  risks  for  a  Fund.   Delayed delivery
   transactions  also  involve  credit  risks  in  the  event  of a counterparty default.

      TO BE ANNOUNCED SECURITIES (TBAS)
      As with other delayed delivery transactions, a seller agrees  to  issue  a
      TBA  security  at a future date.  However, the seller does not specify the particular securities  to  be delivered.  Instead, a Fund agrees to accept any security that meets specified  terms.  For example, in a TBA mortgage-
      backed transaction, a Fund and the seller  would  agree  upon  the issuer, interest rate and terms of the underlying mortgages.  The seller would not identify  the  specific underlying mortgages until it issues the security.
      TBA mortgage-backed  securities  increase  interest rate risks because the underlying mortgages may be less favorable than anticipated by a Fund.

   SECURITIES LENDING
   A  Fund may lend portfolio securities to borrowers  that  the  Advisor  deems
   creditworthy.   In return, a Fund receives cash or liquid securities from the
   borrower as collateral.   The  borrower must furnish additional collateral if
   the market value of the loaned securities increases.  Also, the borrower must pay a Fund the equivalent of any dividends or interest received on the loaned securities.

   A  Fund  will reinvest cash collateral  in  securities  that  qualify  as  an acceptable  investment  for a Fund.  However, a Fund must pay interest to the borrower for the use of cash collateral.

   Loans are subject to termination  at the option of a Fund or the borrower.  A
   Fund will not have the right to vote  on  securities  while they are on loan,
   but it will terminate a loan in anticipation of any important  vote.   A Fund
   may  pay administrative and custodial fees in connection with a loan and  may pay a  negotiated  portion of the interest earned on the cash collateral to a securities lending agent or broker.

   Securities lending activities  are  subject to interest rate risks and credit risks.


   ASSET SEGREGATION
   In accordance with the Securities and Exchange Commission (SEC) and SEC staff positions regarding the interpretation  of the Investment Company Act of 1940
   (1940  Act),  with  respect  to  derivatives that  create  a  future  payment obligation of a Fund, the Fund must  "set  aside"  (referred  to sometimes as
   "asset segregation") liquid assets, or engage in other SEC- or staff-approved measures, while the derivative contracts are open. For example,  with respect to  forwards  and  futures  contracts that are not contractually required  to
   "cash-settle," the Fund must  cover  its open positions by setting aside cash or  readily marketable securities equal  to  the  contracts'  full,  notional value.  With  respect to forwards and futures that are contractually required to "cash-settle," however, the Fund is permitted to set aside cash or readily marketable securities in an amount equal to the Fund's daily marked-to-market
   (net) obligations,  if  any  (i.e.,  the Fund's daily net liability, if any), rather than the notional value.

   The Funds will employ another approach to segregating assets to cover options that they sell. If a Fund sells a call option, the Fund will set aside either the Reference Instrument subject to the  option,  cash  or readily marketable securities with a value that equals or exceeds the current  market  value  of the  Reference Instrument. In no event, will the value of the cash or readily marketable  securities  set aside by the Fund be less than the exercise price of the call option. If a  Fund  sells  a  put option, the Fund will set aside cash or readily marketable securities with a value that equals or exceeds the exercise price of the put option.

   The  Funds'  asset  segregation  approach for swap  agreements  varies  among different types of swaps. For example, if a Fund enters into a credit default swap  as  the Protection Buyer, then  it  will  set  aside  cash  or  readily marketable securities necessary to meet any accrued payment obligations under the swap. By  comparison,  if a Fund enters into a credit default swap as the
   Protection Seller, then the  Fund  will  set aside cash or readily marketable securities equal to the full notional amount  of  the  swap that must be paid upon the occurrence of a Credit Event. For some other types of swaps, such as interest  rate  swaps,  the  Funds  will  calculate  the obligations  of  the counterparties  to the swap on a net basis. Consequently,  a  Fund's  current obligation (or rights) under this type of swap will equal only the net amount to be paid or received  based on the relative values of the positions held by each counterparty to the  swap  (the  "net amount"). The net amount currently owed by or to the Fund will be accrued daily and the Fund will set aside cash or readily marketable securities equal  to  any accrued but unpaid net amount owed by the Fund under the swap.

   A Fund may reduce the liquid assets segregated  to  cover obligations under a derivative contract by entering into an offsetting derivative  contract.  For example, if a Fund sells a put option for the same Reference Instrument as  a call  option  the Fund has sold, and the exercise price of the call option is the same as or  higher  than  the  exercise price of the put option, then the
   Fund may net its obligations under the  options and set aside cash or readily marketable securities (including any margin deposited for the options) with a value equal to the greater of (a) the current  market  value of the Reference
   Instrument deliverable under the call option or (b) the exercise price of the put option.

   By setting aside cash or readily marketable securities equal  to only its net obligations under swaps and certain cash-settled derivative contracts, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate cash or readily marketable securities equal to the full  notional value of such contracts. The use of leverage involves  certain risks.  See  "Investment  Risks."  Unless  a  Fund  has other cash or readily marketable  securities  to  set aside, it cannot trade assets  set  aside  in connection with derivative contracts or special transactions without entering into an offsetting derivative  contract or terminating a special transaction.
   This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions. The Funds reserve the right to modify their asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

   Generally,  special  transactions   do   not  cash-settle  on  a  net  basis.
   Consequently, with respect to special transactions,  a  Fund  will  set aside cash or readily marketable securities with a value that equals or exceeds the
   Fund's obligations.

   With  respect  to short sales transactions, the Funds will set aside cash  or readily marketable  securities  in  an amount equal to the greater of (i) the market value of the securities sold short; and (ii) the market price at which the short position was established, in each case less any margin on deposit.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The  Funds,  and  each  Underlying  Fund, may  invest  in  securities  of  other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out  their  investment  policies  and managing their uninvested cash. Conservative Growth Fund II, Moderate Growth Fund  II and
Aggressive  Growth  Fund  II  intend to invest substantially all their assets in
Underlying Funds in order to achieve  their  investment  goals.  See "Investment
Risks-Fund Expenses" and "Investment Limitations- Investing  in Other Investment
Companies" in this SAI.

EXCHANGE-TRADED FUND
The Funds may also invest in exchange-traded funds (ETFs) in order  to implement
its  investment  strategies.   The Shares of most ETFs are listed and traded  on
stock exchanges at market prices,  although some Shares may be redeemable at net
asset value for cash or securities.   The  Funds  may invest in ETFs in order to
achieve exposure to a specific region, country or market  sector,  or  for other reasons  consistent  with  its  investment strategy.  As with traditional mutual funds, ETFs charge asset-based fees,  although  these fees tend to be relatively low.  ETFs generally do not charge initial sales  charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

SHORT SALES

The Large Cap Growth Fund II and certain Underlying  Funds  may make short sales of securities listed on one or more national exchanges or on  the  Nasdaq  Stock
Market.  A short sale is the sale of a stock that the Fund does not own (or will borrow  for delivery), because the Fund believes the stock will decline in price or the Fund  wants to hedge against potential price volatility of the stock.  If the price of the stock declines, the Fund can buy the stock at a lower price and
will make a profit.   If  the  price  of  the stock rises, the Fund will incur a
loss.   When  the Fund sells short, it borrows  the  stock  from  a  broker  "on margin", and must  pay  interest  to  the  broker on the margin amount until the stock is replaced by the Fund.  In no event  will the Fund engage in short sales transactions if it would cause the market value  of all of the Fund's securities sold short to exceed 25% of its net assets.  The value  of the securities of any one issuer that may be shorted by the Fund is limited to  the  lesser  of 2%  of the  value of the Fund's net assets.  The Fund may also "sell short against  the box,"  i.e.,  the  Fund  owns  securities identical to those short.  Short sales
against  the  box are not subject  to  the  25%  limitation.   Short  sales  are
speculative in  nature,  any  may  reduce returns or increase volatility.  Short sales involve Close Out Risks and Leverage Risks.

INVESTMENT RISKS

There are many factors which may affect  an  investment in the Funds. The Funds'
principal risks are described in the prospectus.  Additional  risk  factors  are outlined below.

STOCK MARKET RISKS
The  value  of equity securities in a Fund's portfolio will rise and fall. These fluctuations  could  be  a  sustained  trend  or  a  drastic  movement. A Fund's portfolio  will  reflect  changes  in prices of individual portfolio  stocks  or general changes in stock valuations.  Consequently,  a  Fund's  share  price may decline.

The  Advisor and subadvisor each attempts to manage market risk by limiting  the
amount   a   Fund   invests   in  each  company's  equity  securities.  However,
diversification will not protect a Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS
Companies  with  similar  characteristics  may  be  grouped  together  in  broad categories called sectors.  Sector risk is the possibility that a certain sector may underperform other sectors  or  the  market  as  a  whole.  As  the  Advisor allocates  more  of a Fund's portfolio holdings to a particular sector, a Fund's performance  will be  more  susceptible  to  any  economic,  business  or  other developments which generally affect that sector.

LIQUIDITY RISKS
Trading opportunities are more limited for equity securities that are not widely held. This may  make  it more difficult to sell or buy a security at a favorable price or time. Consequently,  a  Fund may have to accept a lower price to sell a security,  sell  other  securities to  raise  cash  or  give  up  an  investment opportunity, any of which  could have a negative effect on a Fund's performance.
Infrequent trading of securities  may  also  lead  to an increase in their price volatility.

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that  have complex terms or that are not widely held. These features may make it more difficult  to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash  or  give up an investment opportunity, any of which could have a negative effect on a Fund's performance.  Infrequent  trading of securities may also lead to an increase  in their price volatility.

Liquidity risk also refers  to  the  possibility  that a Fund may not be able to sell a security or close out a derivative contract  when  it  wants  to. If this happens,  a  Fund will be required to continue to hold the security or keep  the position open, and a Fund could incur losses.

OTC derivative  contracts  generally carry greater liquidity risk than exchange-
traded contracts.

RISKS RELATED TO INVESTING FOR GROWTH
Due  to their relatively high  valuations,  growth  stocks  are  typically  more
volatile  than  value  stocks.   For  instance,  the price of a growth stock may
experience  a  larger  decline  on  a  forecast of lower  earnings,  a  negative
fundamental  development,  or an adverse market  development.   Further,  growth
stocks may not pay dividends or may pay lower dividends than value stocks.  This means they depend more on price  changes  for  returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO INVESTING FOR VALUE
Due to their relatively low valuations, value stocks are typically less volatile than growth stocks.  For instance, the price of  a  value stock may experience a smaller  increase  on  a  forecast  of higher earnings, a  positive  fundamental development, or positive market development.  Further, value stocks tend to have
higher dividends than growth stocks.   This  means  they  depend  less  on price
changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE
Generally,  the  smaller  the market capitalization of a company, the fewer  the number of shares traded daily,  the  less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known  companies.  Market capitalization is determined by multiplying the number of its outstanding shares  by  the  current market price per share.

Companies  with  smaller market capitalizations also tend to have unproven track records, a limited  product or service base and limited access to capital. These factors also increase  risks  and  make these companies more likely to fail than companies with larger market capitalizations.

CURRENCY RISKS
Exchange rates for currencies fluctuate  daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Advisor attempts to manage currency risk  by  limiting  the  amount  a  Fund
invests   in   securities   denominated   in  a  particular  currency.  However,
diversification will not protect a Fund against  a general increase in the value of the U.S. dollar relative to other currencies.

EURO RISKS
The Euro is the new single currency of the European  Monetary  Union (EMU). With the  advent  of the Euro, the participating countries in the EMU can  no  longer follow independent  monetary  policies.  This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of  their foreign government securities.

RISKS OF FOREIGN INVESTING
Foreign securities pose additional  risks  because foreign economic or political conditions may be less favorable than those  of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for
U.S. investors.

Foreign companies may not provide information  (including  financial statements)
as  frequently  or  to  as  great  an extent as companies in the United  States.
Foreign companies may also receive less coverage than United States companies by
market analysts and the financial press.   In  addition,  foreign  countries may
lack   uniform  accounting,  auditing  and  financial  reporting  standards   or
regulatory  requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries  may  have  restrictions on foreign ownership of securities or
may  impose  exchange  controls,  capital   flow  restrictions  or  repatriation
restrictions which could adversely affect the liquidity of a Fund's investments.

To the extent a Fund invests in foreign securities,  its share price may be more affected by foreign economic and political conditions,  taxation  policies,  and accounting and auditing standards than would otherwise be the case.

LEVERAGE RISKS
Leverage  risk  is  created when an investment exposes a Fund to a level of risk that exceeds the amount  invested.  Changes  in  the value of such an investment magnify a Fund's risk of loss and potential for gain.

INTEREST RATE RISKS
Prices of fixed income securities rise and fall in  response  to  changes in the interest rate paid by similar securities. Generally, when interest  rates  rise, prices  of  fixed  income securities fall.  However, market factors, such as the demand for particular  fixed  income  securities, may cause the price of certain fixed income securities to fall while the  prices  of  other  securities rise or remain unchanged.

Interest  rate  changes  have  a  greater  effect  on the price of fixed  income securities with longer durations. Duration measures  the  price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS
Credit  risk is the possibility that an issuer will default  on  a  security  by failing to  pay  interest  or  principal when due. If an issuer defaults, a Fund will lose money.

Many fixed  income  securities  receive  credit  ratings from  services  such as
Standard & Poor's and Moody's Investor Services,  Inc. These services assign ratings to  securities  by assessing the  likelihood  of issuer  default.  Lower credit ratings  correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment.

Fixed income securities  generally  compensate for greater credit risk by paying interest at a higher rate.  The difference  between  the yield of a security and the yield of a U.S. Treasury security with a comparable  maturity  (the  spread)
measures  the  additional interest paid for risk. Spreads may increase generally in response to adverse  economic  or  market conditions. A security's spread may also increase if the security's rating  is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that  a  party to a transaction involving a
Fund will fail to meet its obligations. This could  cause  a  Fund  to  lose the benefit  of  the  transaction  or  prevent  a  Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS
Call risk is the possibility that an issuer may  redeem  a fixed income security before maturity (a call) at a price below its current market  price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest  the  proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS
Generally,  homeowners  have  the  option  to prepay their mortgages at any time without penalty. Homeowners frequently refinance  high  interest  rate mortgages when  mortgage  rates  fall.  This results in the prepayment of mortgage  backed
securities  with  higher  interest   rates.   Conversely,   prepayments  due  to
refinancings  decrease when mortgage rates increase. This extends  the  life  of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases  or decreases in prepayments. Increases in prepayments of high interest rate mortgage  backed  securities,  or decreases in prepayments of lower  interest  rate mortgage backed securities, may  reduce  their  yield  and price. These factors,  particularly  the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate  for  greater prepayment risk by paying a higher yield.  The difference between the yield  of  a  mortgage backed security  and  the yield of a U.S. Treasury security with a comparable  maturity
(the spread) measures  the  additional  interest  paid  for  risk.  Spreads  may increase  generally  in  response  to  adverse economic or market conditions.  A security's spread may also increase if the  security  is  perceived  to  have an increased  prepayment  risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

A Fund may have to reinvest  the proceeds of mortgage prepayments in other fixed income securities with lower interest  rates,  higher prepayment risks, or other less favorable characteristics.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES
The convertible securities in which the Funds may  invest  may  be  rated  below investment grade. Securities rated below investment grade may be subject to  the same  risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds.  Junk bonds generally entail greater market,  credit  and  liquidity  risks  than  investment  grade  securities. For example,  their  prices  are  more  volatile,  economic  downturns and financial setbacks may affect their prices more negatively, and their  trading  market may be more limited.

RISKS ASSOCIATED WITH COMPLEX CMOS
CMOs  with  complex  or  highly  variable  prepayment  terms,  such as companion classes,  IOs,  POs,  Inverse  Floaters and residuals, generally entail  greater market, prepayment and liquidity  risks  than  other mortgage backed securities.
For example, their prices are more volatile and their trading market may be more limited.

FUND EXPENSES-MANAGED ALLOCATION FUNDS
Mutual fund portfolios bear charges for advisory fees and operational expenses.
The Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth
Fund II and the Underlying Funds in which they invest each bear these expenses, so investors in the Conservative Growth Fund II, Moderate Growth Fund II or
Aggressive Growth Fund II  may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

EXCHANGE-TRADED FUNDS
An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies.  The price of an
ETF can fluctuate up or down, and the Funds could lose money investing in an ETF if the prices of the securities owned by the ETF go down.  In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i)
the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's share may be halted if the listing exchange's officials deem such action appropriate, the share are delisted from the exchange, or the activation of market-wide "circuit- breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

CLOSE-OUT RISKS
In a short sale transaction, close out risk is created by the ability of the broker to request at any time that the fund closes out its short position in the security.  The broker's call request would force the Fund to purchase the security at its current market price, and thus could result in a loss to the
Fund.

STATE INSURANCE REGULATIONS

The Funds are intended to be funding vehicles for variable annuity contracts and variable  life insurance policies offered by certain  insurance  companies.  The contracts will  seek to be offered in as many jurisdictions as possible. Certain states have regulations  concerning,  among  other  things, the concentration of investments,  sales  and  purchases of futures contracts,  and  short  sales  of securities. If applicable,  the  Funds may be limited in their ability to engage in such investments and to manage their portfolios with desired flexibility. The
Funds will operate in material compliance with the applicable insurance laws and regulations of each jurisdiction in  which  contracts  will  be  offered  by the insurance companies which invest in the Funds.

VARIABLE ASSET REGULATIONS

The Funds are also subject to variable contract asset regulations prescribed  by the  U.S. Treasury Department under Section 817(h) of the Internal Revenue Code.
After  a one year start-up period, the regulations generally require that, as of the end  of each calendar quarter or within 30 days thereafter, no more than 55%
of the total  assets  of  each Fund may be represented by any one investment, no more than 70% of the total  assets  of  each  Fund may be represented by any two investments,  no  more  than  80%  of  the total assets  of  each  Fund  may  be represented by any three investments, and  no  more than 90% of the total assets of  each  Fund  may be represented by any four investments.  In  applying  these diversification rules,  all  securities of the same issuer, all interests of the same real property project and  all  interests  in  the  same commodity are each treated  as  a  single  investment. In the case of government  securities,  each government agency or instrumentality  shall be treated as a separate issuer.  If the Funds fail to achieve the diversification  required  by the regulations, and unless  relief  is  obtained  from the Internal Revenue Service,  the  contracts invested in a Fund will not be  treated as annuity, endowment, or life insurance contracts.

MIXED FUNDING AND SHARED FUNDING

As noted previously, the Funds were established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies. The Trust is permitted to engage in "mixed funding" (using shares as investments for both variable annuity contracts and variable life insurance policies) and "shared funding" (using shares as investments for separate accounts of unaffiliated life insurance companies) pursuant to an exemption from the Securities and Exchange Commission (SEC), and currently is engaged in shared funding arrangements and must comply with conditions of the SEC exemption that are designed to protect investors in the Funds.  Although the Funds do not currently see any disadvantage to contract owners due to differences in redemption rates, tax treatment or other considerations resulting from mixed funding or shared funding, the SEC only requires the Trustees to monitor the operation of mixed funding and shared funding arrangements, and to consider appropriate action to avoid material conflicts, and to take appropriate action in response to any material conflicts which occur.  Such action could result in one or more participating insurance companies withdrawing their investment in a
Fund.

The Funds are authorized to pay financial institutions (primarily life insurance companies), a fee at the maximum annual rate of 0.35% (composed of 0.25%
distribution (12b-1) fee and a 0.10% shareholder services fee)of the average daily net assets of Shares for which a financial institution provides distribution-related, shareholder and/or recordkeeping services. In addition,
MTBIA and its affiliates may pay out of their own reasonable resources and profits to these financial institutions an additional fee for providing these services.
FUNDAMENTAL INVESTMENT OBJECTIVES


The  Large  Cap Growth Fund II's investment  objective  is  to  provide  capital appreciation.

The Large Cap  Value  Fund  II's  investment  objective  is  to  provide capital
appreciation.   Current   income  is  a  secondary,  non-fundamental  investment
consideration.

The Conservative Growth Fund  II's  investment  objective  is  to  seek  capital appreciation and income.

The  Moderate  Growth  Fund II's investment objective is to seek capital growth.
Income is a secondary objective.

The  Aggressive  Growth Fund  II's  investment  objective  is  to  seek  capital appreciation.

Unless otherwise stated above, all of the investment objectives listed above are fundamental.  The investment objective may not be changed by the Funds' Trustees without shareholder approval.


INVESTMENT LIMITATIONS

Each Fund may, in the future, seek to achieve the Fund's investment objectives by investing all of the Fund's assets in a no-load, open-end management investment company having substantially the same investment objectives as the
Fund. The Fund's investment policies permit such an investment. Shareholders will receive prior written notice with respect to any such investment.

ISSUING SENIOR SECURITIES AND BORROWING MONEY
      Each Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the Investment Company
      Act of 1940 (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof.

UNDERWRITING
      The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where the Funds may be considered to be an underwriter under the
      Securities Act of 1933.

INVESTING IN REAL ESTATE
The Funds may not  purchase  or sell real estate, provided that this restriction does not prevent the Funds from  investing  in  issuers  which  invest, deal, or otherwise  engage  in  transactions  in  real  estate  or interests therein,  or investing in securities that are secured by real estate  or  interests  therein.
The   Funds  may  exercise  their  rights  under  agreements  relating  to  such securities,  including  the  right  to  enforce security interests and hold real estate acquired by reason of such enforcement  until  that  real  estate  can be liquidated in an orderly manner.

LENDING CASH OR SECURITIES
      The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

INVESTING IN COMMODITIES
The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.
CONCENTRATION OF INVESTMENTS
      The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

DIVERSIFICATION
With respect to securities comprising 75% of the value of its total assets, the
Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

THE  ABOVE  LIMITATIONS  CANNOT  BE  CHANGED  UNLESS  AUTHORIZED BY THE BOARD OF
TRUSTEES  (BOARD)  AND  BY  THE  "VOTE OF A MAJORITY OF ITS  OUTSTANDING  VOTING
SECURITIES," AS DEFINED BY THE 1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY
BE  CHANGED  BY THE BOARD WITHOUT SHAREHOLDER  APPROVAL.  SHAREHOLDERS  WILL  BE
NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

BUYING ON MARGIN
The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

ILLIQUID SECURITIES

A Fund may not  purchase  or acquire any security if, as a result, more than 15%
of its net assets would be invested in securities that are illiquid.

PLEDGING ASSETS

The  Funds will not mortgage,  pledge,  or  hypothecate  any  of  their  assets, provided  that  this shall not apply to the transfer of securities in connection with any permissible  borrowing or to collateral arrangements in connection with permissible activities.

INVESTING IN OTHER INVESTMENT COMPANIES

The Funds may invest their assets in securities of other investment companies, including ETFs, as an efficient means of carrying out their investment policies.
It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Funds expect that their investments in other investment companies may include shares of money market funds, including funds affiliated with the Funds'
investment advisor, and ETFs with respect to Large Cap Value II and Large Cap
Growth II. In addition, Conservative Growth Fund II, Moderate Growth Fund II and
Aggressive Growth Fund II intend to invest substantially all of their assets in
Underlying Funds.

In applying the Funds' concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b)
financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Funds'
total assets in any one industry will constitute "concentration."
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment,  a later increase or decrease in percentage resulting from any change in value or net  assets  will  not result in a violation of such restriction. Only the Large Cap Growth Fund II has  any present intent to borrow money in excess of 5% of the value of its net assets  during  the  coming fiscal year.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic  bank or savings and loan having capital, surplus, and undivided profits in excess  of
$100,000,000 at the time of investment to be "cash items."

The Underlying Funds in which Conservative Growth Fund II, Moderate Growth Fund
II and Aggressive Growth Fund II  may invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby allowing Conservative Growth Fund II, Moderate Growth Fund II and
Aggressive Growth Fund II to participate in certain investment strategies indirectly that may be prohibited under the fundamental and non-fundamental investment restrictions and policies listed above.

PORTFOLIO TURNOVER

The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities.  The SEC requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

The portfolio turnover rate for a Fund may vary greatly from year to year, and may also be affected by cash management requirements for share redemptions. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a Fund and may result in tax consequences to shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

For the respective fiscal years ended December 31, 2006, and December 31, 2005, the portfolio turnover rates were 17% and 35% for the Large Cap Growth Fund II,
20% and 13% for the Large Cap Value Fund II, 17% and 35% for the Managed
Allocation Fund- Conservative Growth II, 21% and 14% for the Managed Allocation
Fund- Moderate Growth II, and 15% and 1% for the Managed Allocation Fund-
Aggressive Growth II.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Funds' portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price in the market in  which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in  the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures  contracts  and options are generally valued at market values established by the exchanges  on  which  they  are  traded at the close of trading  on such exchanges. Options traded in the over-the-counter  market are generally  valued  according  to the mean between the last bid and the last asked price for the option as  provided  by  an  investment dealer or other  financial  institution  that  deals  in the option. The  Board  may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for fixed income securities, according to  the  mean  between bid and asked prices as furnished by an independent pricing service,  except  that fixed income securities with remaining maturities of less than 60 days  at the time of purchase may be valued at amortized cost;

   {circle}for  investments  in other open-ended regulated investment companies, based on net asset value; and

   {circle}for all other securities  at  fair  value as determined in accordance with procedures established by and under the  general  supervision  of the
      Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES
Trading  in  foreign  securities  may  be completed at times which vary from the closing of the New York Stock Exchange (NYSE).  In  computing  its  NAV,  a Fund values  foreign  securities at the latest closing price on the exchange on which they are traded immediately  prior  to  the closing of the NYSE. Certain foreign currency exchange rates may also be determined  at  the latest rate prior to the closing  of  the  NYSE.  Foreign  securities  quoted in foreign  currencies  are translated into U.S. dollars at current rates.  Occasionally, events that affect these values and exchange rates may occur between  the  times  at which they are determined  and  the closing of the NYSE. If such events materially  affect  the value of portfolio  securities,  these  securities  may  be valued at their fair value  as  determined  in  good faith by the Funds' Board, although  the  actual calculation may be done by others.

WHAT DO SHARES COST?

Each Fund's net asset value  (NAV)  per  Share  fluctuates  and  is based on the market value of all securities and other assets of a Fund.

HOW ARE THE FUNDS SOLD?

Under  the  Distributor's  Contract  with  the  Funds, the Distributor (Edgewood
Services, Inc.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay a financial intermediary (including the Distributor, the Advisor and their affiliates) for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell
Shares.  The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan.  In accordance with the
Distribution Plan, the Distributor or the Funds may enter into agreements with brokers and dealers relating to distribution and/or marketing services with respect to the Funds.  The Distributor or the Funds may also enter into Rule
12b-1 related agreements with administrators (including financial intermediaries, fiduciaries, custodians for public funds, and investment advisers) to provide distribution related and other services with respect to the
Funds.  The Rule 12b-1 Plan is expected to benefit a Fund in a number of ways.
For example, it is anticipated that the Plan will help a Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

A Fund may compensate a financial intermediary more or less than its actual marketing and administrative expenses. In no event will a Fund pay for any expenses of a financial intermediary that exceed the maximum Rule 12b-1 Plan fee of 0.25% of the Funds' average daily net assets.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the financial intermediary has incurred. Therefore, it may take the financial intermediary a number of years to recoup these expenses.

SHAREHOLDER SERVICES PLAN
The  Funds  may  pay financial intermediaries, including  the  Distributor,  the
Advisor and their affiliates a maximum annual fee of 0.10% of the Funds' average daily net assets for  providing shareholder services and maintaining shareholder accounts. The financial intermediary may select others to perform these services for their customers and may pay them fees.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
In addition to the Rule 12b-1 and/or shareholder services fees that a Fund pays to financial intermediaries, the Distributor, its affiliate Federated Services
Company, and the Advisor and its affiliates may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries.  While NASD regulations limit the sales charges that you may bear as a Fund shareholder, there are no limits with regard to the amounts that the Distributor, the Advisor and their affiliates may pay out of their own resources.  You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor and their affiliates for any service the financial intermediary provides.

The following examples illustrate the types of instances in which the
Distributor, the Advisor and their affiliates may make additional payments to financial intermediary.

SUPPLEMENTAL PAYMENTS
Financial intermediaries  may be paid fees out of the assets of the Distributor, its affiliate Federated Services  Company,  and  the  Advisor and its affiliates
(but not out of Fund assets).

Financial intermediaries may receive fees for providing distribution-related, recordkeeping or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-
related computer software programs and systems. Also, financial intermediaries may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about a Fund or other special events at recreational-type facilities, or items of material value.
These payments will be based upon the amount of Shares the financial intermediary sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.

PROCESSING SUPPORT PAYMENTS
The Distributor, the Advisor and their affiliates may make payments to financial intermediaries that sell Fund Shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that they may make under this category include: payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediaries' mutual fund trading system.

OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, the Advisor and their affiliates, at their expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares.  Such compensation may include financial assistance to financial intermediaries that enable the Distributor, the Advisor and their affiliates to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor, the Advisor and their affiliates also may hold or sponsor, at their expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees.  The Distributor, the Advisor and their affiliates also may provide, at their expense, meals and entertainment in conjunction with meetings with financial intermediaries.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

SUBACCOUNTING SERVICES

Certain participating insurance companies may wish to use  the  transfer agent's subaccounting system to minimize their internal recordkeeping requirements.  The transfer  agent  may  charge  a fee based on the level of subaccounting services rendered. Participating insurance  companies  holding  Shares  in  a  fiduciary, agency,  custodial, or similar capacity may charge or pass through subaccounting fees as part  of or in addition to normal trust or agency account fees. They may also charge fees  for  other  services  that  may be related to the ownership of
Shares. This information should, therefore, be  read together with any agreement between the customer and the participating insurance  company about the services provided,  the  fees  charged  for  those  services,  and any  restrictions  and limitations imposed.

REDEMPTION IN KIND

Although each Fund intends to pay Share redemptions in  cash,  it  reserves  the right, as described below, to pay the redemption price in whole or in part by  a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment
Company  Act of 1940, each Fund is obligated to pay Share redemptions to any one shareholder  in  cash  only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment  greater  than  this  amount  will  also be in cash unless  the Funds' Board determines that payment should be in kind.  In  such  a case, a Fund  will  pay  all  or a portion of the remainder of the redemption in portfolio securities, valued in  the  same way as a Fund determines its NAV. The portfolio securities will be selected in  a  manner  that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value  of  the  securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
The insurance company separate accounts, as shareholders of the Funds, will vote
the   Funds'  Shares  held  in  their  separate  accounts  at  meetings  of  the shareholders.  Voting  will  be  in  accordance  with instructions received from contract  owners  of  the  separate  accounts, as more  fully  outlined  in  the prospectus of the separate account.

Each Share of a Fund gives the shareholder  one  vote  in  Trustee elections and other matters submitted to shareholders for vote.

All  Shares  of  the  Trust  have  equal voting rights, except that  in  matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board  or by shareholders at a special meeting. A special meeting of shareholders will be  called  by  the  Board upon the written request of shareholders who own at least 10% of the Trust's  outstanding  shares of all series entitled to vote.


As  of  April 9, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

FUND                        SHAREHOLDER NAME ADDRESS            PERCENTAGE OWNED

Large Cap Growth Fund II    Nationwide Insurance Company               67.33%
                            Columbus, OH
                            Hartford Life Insurance Co.                30.86%
                            Hartford, CT
Large Cap Value Fund II     Nationwide Insurance Company               56.93%
                            Columbus, OH
                            Hartford Life Insurance Co.                36.86%
                            Hartford, CT
Conservative Growth Fund II Hartford Life Insurance Co.                38.42%
                            Hartford, CT
                            Nationwide Insurance Company               33.22%
                            Columbus, OH
                            Transamerica Financial Life Insurance      28.30%
                            Cedar Rapids, IA
Moderate Growth Fund II     Nationwide Insurance Company               81.69%
                            Columbus, OH
                            Hartford Life Insurance Co.                14.48%
                            Hartford, CT
Aggressive Growth Fund II   Nationwide Insurance Company               53.46%
                            Columbus, OH
                            Hartford Life Insurance Co.                37.51%
                            Hartford, CT
                            Transamerica Financial Life Insurance      5.85%
                            Cedar Rapids, IA

Shareholders  owning  25% or more of outstanding Shares may be in control and be able  to  affect  the outcome  of  certain  matters  presented  for  a  vote  of shareholders.

Nationwide Insurance  Company  is  organized  in  the  State  of  Ohio  and is a subsidiary  of  Nationwide  Mutual Insurance company; organized in the State  of
Ohio.

Transamerica Financial Life Insurance Company is organized in the State of Iowa.

Hartford Life Insurance Company  is organized in the State of Connecticut and is a subsidiary of Hartford Financial  Services  Group,  organized  in the State of
Delaware.


TAX INFORMATION

FEDERAL INCOME TAX
Each  Fund intends to meet requirements of Subchapter M of the Internal  Revenue
Code applicable to regulated investment companies. If these requirements are not met, it  will  not  receive special tax treatment and will be subject to federal corporate income tax.

Each Fund will be treated  as  a  single, separate entity for federal income tax purposes so that income earned and  capital  gains  and  losses  realized by the
Trust's other portfolios will be separate from those realized by a Fund.

Each  Fund  must,  and  intends to, comply with the diversification requirements imposed  by  Section 817(h)  of  the  Internal  Revenue  Code.  For  information
concerning  the   consequence   of   a  Fund  not  meeting  the  Section  817(h)
requirements, see the prospectus of the separate account.

The Treasury Department announced that  it  would  issue  future  regulations or rulings  addressing  the  circumstances  in  which  a  variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered  the  owner  of the securities  underlying  the separate account, income and gains produced by those securities would be included  currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

FOREIGN INVESTMENTS
If a Fund purchases foreign securities,  their  investment income may be subject to foreign withholding or other taxes that could  reduce  the  return  on  these securities.  Tax  treaties  between  the  United  States  and foreign countries, however, may reduce or eliminate the amount of foreign taxes  to  which  a  Fund would  be  subject.  The effective rate of foreign tax cannot be predicted since the amount of Fund assets  to be invested within various countries is uncertain.
However, the Funds intend to  operate  so  as  to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book  income generally consists solely of the coupon  income  generated  by  the portfolio,  whereas  tax-basis  income  includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-
income securities denominated in foreign  currencies, it is difficult to project currency effects on an interim basis. Therefore,  to  the  extent  that currency fluctuations  cannot  be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If  a Fund invests in the  stock  of  certain  foreign  corporations,  they  may constitute  Passive  Foreign  Investment  Companies  (PFIC),  and  a Fund may be
subject to Federal income taxes upon disposition of PFIC investments.

2

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES
The  Board  is  responsible  for  managing the Trust's business affairs and  for exercising all the Trust's powers except  those  reserved  for the shareholders.
The  following tables give information about each Board member  and  the  senior officers  of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are  not  (i.e.,  "Independent"  Board  members).  Each  Board  member oversees  all  portfolios  of  the  Trust  and  serves  for  an indefinite term.
Information  about  each  Board  member  is  provided  below  and includes  each person's:  name,  address, birthdate, present position(s) held with  the  Trust, principal occupations  for  the  past  five years, other directorships held, and total compensation received as a Trustee  from  the  Trust  for  its most recent fiscal year applicable to MTB Large Cap Growth Fund II, MTB Large Cap Value Fund
II, MTB Managed Allocation Fund - Conservative Growth II, MTB Managed Allocation
Fund - Moderate Growth II and MTB Managed Allocation Fund - Aggressive Growth II
(December  31,  2006).  The  Trust  is  composed  of  36  funds and is the  only investment company in the Fund Complex.


INTERESTED TRUSTEE BACKGROUND AND COMPENSATION

NAME
ADDRESS                                                                                                                  TOTAL
BIRTH DATE                                                                                                            COMPENSATION
POSITION WITH TRUST                                                                                                       FROM
DATE SERVICE BEGAN              PRINCIPAL OCCUPATIONS FOR PAST FIVE YEARS AND OTHER DIRECTORSHIPS HELD                   TRUST

MARK J. CZARNECKI*              PRINCIPAL OCCUPATIONS: Executive Vice President, M&T Bank Holding Corp., (bank        $0
Manufacturers and Traders       holding company).
Trust Company
One M&T Plaza
 ("M&T Bank")               OTHER DIRECTORSHIPS HELD:  None
Buffalo, NY 14203
Birthdate:  November 3,
1955

TRUSTEE

Began serving: August 2000

______________________________________________________________________________________

* Mark J. Czarnecki is "interested" due to positions he holds with M&T Bank, the parent of the Funds' advisor.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

NAME
ADDRESS                                                                                                                TOTAL
BIRTH DATE                                                                                                          COMPENSATION
POSITION         PRINCIPAL OCCUPATIONS FOR PAST FIVE YEARS AND OTHER DIRECTORSHIPS HELD                                 FROM
WITH TRUST                                                                                                             TRUST
DATE SERVICE
BEGAN

   JOSEPH J.     PRINCIPAL OCCUPATIONS: Chairman, Community Foundation for Greater Buffalo,; Chairman, Buffalo          $56,000
CASTIGLIA        Olmsted Parks Conservancy.
   Roycroft         OTHER DIRECTORSHIPS HELD: The Energy East Corp.; Community Foundation for Greater Buffalo.
Campus
   21 South         Previous Positions:  President, Chief Executive Officer and Vice Chairman, Pratt & Lambert
Grove            United, Inc. (manufacturer of paints and chemical specialties).
Street,
Suite 290
   East
Aurora, NY
14052
   Birth
date: July
20, 1934

   CHAIRMAN
AND TRUSTEE

   Began
serving:
February
1988
WILLIAM H.          PRINCIPAL OCCUPATIONS: Retired.                                                                     $51,000
COWIE, JR.
1408 Ruxton         OTHER DIRECTORSHIPS HELD: None
Road
Baltimore,          PREVIOUS POSITIONS:  Vice Chairman of Signet Banking Corp.,
MD 21204
Birth date:
January 24,
1931

TRUSTEE

Began
serving:
September
2003
JOHN S.             PRINCIPAL OCCUPATIONS: Senior Consultant, Yaffe & Co., Inc., (health care company) since            $48,000
CRAMER           February 2006.
299 Beacon
Drive               OTHER DIRECTORSHIPS HELD: Highmark Blue Cross Blue Shield; Chek-Med Corporation.
Harrisburg,
PA 17112            PREVIOUS POSITIONS:  President Emeritus, Pinnacle Health Systems (health care).
Birth date:
February 22,
1942

TRUSTEE

Began
serving:
December
2000
DANIEL R.           PRINCIPAL OCCUPATIONS: President and CFO, Gernatt Family Companies; Executive Vice                  $46,000
GERNATT, JR.     President, Dan Gernatt Gravel Products, Inc.; Vice President, Country Side Sand & Gravel, Inc.
13870 Taylor
Hollow Roads        OTHER DIRECTORSHIPS HELD: None
Collins, NY
14034
Birth  date:
July 14,
1940

TRUSTEE

Began
serving:
February
1988
RICHARD B.          PRINCIPAL OCCUPATIONS: Chairman and Director,  (since 1995) of Girard Partners, a                   $51,000
SEIDEL           registered broker-dealer.
770 Hodges
Lane                OTHER DIRECTORSHIPS HELD: None
Strafford,
PA 19087
Birth date:
April 20,
1941

TRUSTEE

Began
serving:
September
2003
DR.                 PRINCIPAL OCCUPATIONS:  Member, Catholic Hospital System; Chairman, Member, AAA Foundation          $46,000
MARGUERITE       for Traffic Safety; Chairman, AAA Foundation for Traffic Safety R&D Committee; Vice Chairman,
D.               NY State AAA; President; Buffalo Club Board.
HAMBLETON*
62 LaNoche          PREVIOUS POSITIONS:  Chairman, Federal Reserve Board (Buffalo Branch); Board Member,
Court            Western New York Public Broadcasting; Trustee, Canisius College;
Buffalo, NY
14221               OTHER DIRECTORSHIPS HELD: None.
Birth date:
February 19,
1943

TRUSTEE

Began
Serving:
September
2005

3

OFFICERS

NAME                                                                                                                   TOTAL
ADDRESS                                                                                                             COMPENSATION
BIRTH DATE                                                                                                              FROM
POSITION         PRINCIPAL OCCUPATIONS FOR PAST FIVE YEARS AND PREVIOUS POSITIONS                                     TRUST**
WITH TRUST

CHARLES L.       PRINCIPAL OCCUPATIONS: Director of Mutual Fund Services, Federated Services Company; Senior Vice         $0
DAVIS            President, Federated Securities Corp.; President, Edgewood Services, Inc. and President,
Federated        Southpointe Distribution Services Inc.
Investors
Tower               PREVIOUS POSITIONS: Director of Sales Administration, Federated Securities Corp., Director of
Pittsburgh,      business Development, Federated Services Company; Business Manager,  Mutual Fund Services,
PA               Federated Services Company; Director of Investor Relations, MNC Financial, Inc.: and Vice
Birth date:      President, Maryland National Bank.
March 23,
1960

CHIEF
EXECUTIVE
OFFICER

Began
serving:
December
2002
CARL W.             PRINCIPAL OCCUPATIONS: Senior Vice President, M&T Bank, 2001- Present;  Administrative                $0
JORDAN           Vice President, M&T Bank, 1995-2001.
One M&T
Plaza
Buffalo, NY
Birth date:
January 2,
1955

PRESIDENT

Began
serving: May
2001
TODD E.             PRINCIPAL OCCUPATIONS: Vice President, M&T Bank, 2000-Present; Vice President, Director of            $0
RICHARDS         Mutual Fund Services, M&T Securities, since January 2006.
100 East
Pratt Street        PREVIOUS POSITIONS:  President, Keystone Brokerage.
Baltimore,
MD
Birth date:
August 5,
1948

VICE
PRESIDENT

Began
serving:
March 2006
PHILIP R.           PRINCIPAL OCCUPATIONS: Vice President, Director of Distribution for Proprietary Products,             $0
CARBONE          M&T Securities, since 2003; Manager, Vision Shareholder Services and Discount Brokerage,
100 East         1998-2002.
Pratt
Street, 15th
Floor
Baltimore,
MD
Birth date:
July 27,
1954

VICE
PRESIDENT

Began
serving:
September
2003
SCOT A.             PRINCIPAL OCCUPATIONS: Vice President, Product Manager, M&T Securities, since 2002;                   $0
MILLEN           Executive Associate, M&T Investment Group, 2001-2002; Summer Associate, M&T Investment Group,
100 East         2000.
Pratt
Street, 15th
floor
Baltimore,
MD
Birth date:
February 22,
1969

VICE
PRESIDENT

Began
serving:
September
2003
JUDY MACKIN         PRINCIPAL OCCUPATIONS: Vice President, Mutual Fund Services Division, Federated Services              $0
Federated        Company.
Investors
Tower
Pittsburgh,
PA
Birth date:
May 30, 1960

VICE
PRESIDENT
AND
ASSISTANT
TREASURER

   Began
serving:
March 2005
RICHARD  N.         PRINCIPAL OCCUPATIONS: Vice President, Federated Administrative Services.                             $0
PADDOCK
Federated
Investors
Tower
Pittsburgh,
PA
Birth date:
October 25,
1963

TREASURER,
PRINCIPAL
FINANCIAL
OFFICER

Began
serving:
December
2005
THOMAS R.        PRINCIPAL OCCUPATIONS: Chief Compliance Officer, MTB Group of Funds, MTB Investment Advisor, Inc.        $0
RUS              and Zirkin-Cutler Investments, Inc.
100 East
Pratt               PREVIOUS POSITIONS: Vice President and Associate Counsel, M&T Bank 2003-2004; Vice President
Street, 17th     and Trust Counsel, Allfirst Financial, Inc. 1995-2003.
Floor
Baltimore,
MD
Birth Date:
October 11,
1959

CHIEF
COMPLIANCE
OFFICER

Began
serving:
September
2004
STEVEN A.        PRINCIPAL OCCUPATIONS:  Compliance Officer, Federated Services Company, Federated Securities             $0
FRIEDMAN         Corp. and Edgewood Services, Inc.
Federated
Investors           PREVIOUS POSITIONS:  Senior Vice President, Compliance Officer and Bank Secrecy Act Officer,
Tower            Parkvale Bank.
Pittsburgh,
PA
Birth Date:
May 12, 1950

AML
COMPLIANCE
OFFICER
Began
Serving:
December
2002
C. GRANT            PRINCIPAL OCCUPATION: Counsel, Reed Smith LLP (since October 2002).                                   $0
ANDERSON
Federated
Investors           PREVIOUS POSITIONS: Corporate Counsel, Federated Investors, Inc.; Vice President,
Tower            Federated Services Company (prior to October 2002).
Pittsburgh,
PA
Birth date:
November 6,
1940

SECRETARY

   Began
serving:
December
2000
VICTOR R.           PRINCIPAL OCCUPATIONS: Partner, Reed Smith LLP (since October 2002).                                  $0
SICLARI
Federated           PREVIOUS POSITIONS: Senior Corporate Counsel and Vice President, Federated Services
Investors        Company (prior to October 2002).
Tower
Pittsburgh,
PA
Birth date:
November 17,
1961

ASSISTANT
SECRETARY

Began
serving: May
2000;
Secretary
from August
11, 1995 to
May 11,
2000;
Assistant
Secretary
from May 11,
2000 to
present.

**Officers do not receive any compensation from the Funds.

COMMITTEES OF THE BOARD

               COMMITTEE       COMMITTEE FUNCTIONS                                                                         MEETINGS
BOARD          MEMBERS                                                                                                     HELD
COMMITTEE                                                                                                                  DURING
                                                                                                                           LAST
                                                                                                                           FISCAL
                                                                                                                           YEAR

EXECUTIVE      Mark J.         In between meetings of the full Board, the Executive Committee generally may exercise         None
               Czarnecki       all the powers of the full Board in the management and direction of the business and
               Daniel R.       conduct of the affairs of the Trust in such manner as the Executive Committee shall
               Gernatt,        deem to be in the best interests of the Trust. However, the Executive Committee cannot
               Jr.             elect or remove Board members, increase or decrease the number of Trustees, elect or
               Richard B.      remove any Officer, declare dividends, issue shares or recommend to shareholders any
               Seidel          action requiring shareholder approval.
  AUDIT        Joseph J.       The purposes of the Audit Committee are to oversee the accounting and financial               Five
               Castiglia       reporting process of the Funds, the Funds' internal control over financial reporting,
               William H.      and the quality, integrity and independent audit of the Funds' financial statements.
               Cowie, Jr.      The Committee also oversees or assists the Board with the oversight of compliance with
               John S.         legal requirements relating to those matters, approves the engagement and reviews the
               Cramer          qualifications, independence and performance of the Funds' independent registered
               Richard B.      public accountants, acts as a liaison between the independent registered public
               Seidel          accountants and the Board and reviews the Funds' internal audit function.
NOMINATING     Joseph J.       The Nominating Committee, whose members consist of all independent Trustees, selects          None
               Castiglia       and nominates persons for election to the Funds' Board when vacancies occur. The
               William H.      Committee will consider candidates recommended by shareholders, Independent Trustees,
               Cowie, Jr.      officers or employees of any of the Funds' agents or service providers and counsel to
               Daniel R.       the Funds. Any shareholder who desires to have an individual considered for nomination
               Gernatt,        by the Committee must submit a recommendation in writing to the Secretary of the Funds,
               Jr.             at the Funds' address appearing on the back cover of this Statement of Additional
               John S.         Information. The recommendation should include the name and address of both the
               Cramer          shareholder and the candidate and detailed information concerning the candidate's
               Richard B.      qualifications and experience. In identifying and evaluating candidates for
               Seidel          consideration, the Committee shall consider such factors as it deems appropriate. Those
               Marguerite      factors will ordinarily include: integrity, intelligence, collegiality, judgment,
               D.              diversity, skill, business and other experience, qualification as an "Independent
               Hambleton       Trustee," the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience, and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE TRUST AS OF DECEMBER 31,
2006

                                                      AGGREGATE
                               DOLLAR RANGE OF  DOLLAR RANGE OF
                                  SHARES OWNED  SHARES OWNED IN
 BOARD MEMBER NAME                    IN FUNDS       THE TRUST*
 MARK J. CZARNECKI                                Over $100,000
   Conservative Growth Fund II            None
   Moderate Growth Fund II                None
   Aggressive Growth Fund II              None
   Large Cap Value Fund II                None
   Large Cap Growth Fund II               None
 JOSEPH J. CASTIGLIA                              Over $100,000
   Conservative Growth Fund II            None
   Moderate Growth Fund II                None
   Aggressive Growth Fund II              None
   Large Cap Value Fund II                None
   Large Cap Growth Fund II               None
 WILLIAM H. COWIE, JR                          $50,001-$100,000
   Conservative Growth Fund II            None
   Moderate Growth Fund II                None
   Aggressive Growth Fund II              None
   Large Cap Value Fund II                None
   Large Cap Growth Fund II               None
 JOHN S. CRAMER                                   Over $100,000
   Conservative Growth Fund II            None
   Moderate Growth Fund II                None
   Aggressive Growth Fund II              None
   Large Cap Value Fund II                None
   Large Cap Growth Fund II               None
 DANIEL R. GERNATT, JR.                           Over $100,000
   Conservative Growth Fund II            None
   Moderate Growth Fund II                None
   Aggressive Growth Fund II              None
   Large Cap Value Fund II                None
   Large Cap Growth Fund II               None
 RICHARD B. SEIDEL                             $50,001-$100,000
   Conservative Growth Fund II            None
   Moderate Growth Fund II                None
   Aggressive Growth Fund II              None
   Large Cap Value Fund II                None
   Large Cap Growth Fund II               None
 MARGUERITE D. HAMBLETON
   Conservative Growth Fund II            None             None
   Moderate Growth Fund II                None
   Aggressive Growth Fund II              None
   Large Cap Value Fund II                None
   Large Cap Growth Fund II               None

*Aggregate Dollar Range of Shares owned in the Trust may include investments in
Funds of the Trust that are not offered in this Prospectus and SAI.

As of April 9,  2007, the Funds' board and officers as a group owned less than
1% of each fund's outstanding shares.

INVESTMENT ADVISOR

The Advisor conducts investment research and makes investment decisions for the
Funds.

The Advisor shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

SUB-ADVISOR
LARGE CAP VALUE FUND II

The Advisor has delegated daily management of the Large Cap  Value  Fund II to a sub-advisor,  NWQ.  For  its  services  under  the  Sub-Advisory Agreement,  NWQ
Investment Management Company, LLC (NWQ), is entitled  to  receive  an allocable portion of the advisory fee that the Advisor receives from the Large  Cap  Value
Fund  II.  The allocation is based on the amount of the average daily net assets that NWQ manages  for  the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund  and  is not a direct Fund expense. NWQ is entitled to be paid a fee at the annual rate of 0.45% of the average daily net assets of the
Large Cap Value Fund II that it manages.

PORTFOLIO MANAGER INFORMATION
The following information about the Funds' Portfolio Managers is provided as of the end of the Funds' most recently completed fiscal year.


THOMAS R. PIERCE

|                                                          |
|                                                          |
|                                     TOTAL NUMBER OF OTHER|
|Other Accounts Managed by                ACCOUNTS MANAGED/|
|Thomas R. Pierce                             TOTAL ASSETS*|
|Registered Investment Companies              3/$95,000,000|
|Other Pooled Investment Vehicles                         0|
|Other Accounts**                          660/$870,000,000|
* None of the Accounts has an advisory fee that is based on the performance of the account.

**Portfolio Manager is a dual employee of MTBIA and M&T Bank.  All of the
"Other" accounts shown are accounts of the Trust Department of M&T Bank.

Dollar value range of share owned in the Conservative Growth Fund II, Moderate
Growth Fund II and Aggressive Growth Fund II: none.

COMPENSATION STRUCTURE

Mr. Pierce's salary consists primarily of a base salary with a year-end bonus based in part of Trust account maintenance, risk control/ adherence to process management guidelines, and participation in Trust new business activities such as the attraction of new accounts or the addition of assets to existing accounts.  No compensation besides a salary is received with respect to the management of the Funds or any other mutual fund.

Mr. Pierce's performance is formally evaluated annually and based on a variety of factors.  Salary is based on job responsibilities in both the management of
Trust client assets and those deriving from the management of both the retail and Variable Annuity Managed Allocation Funds.  Bonus is based in part on Trust accounts maintenance, risk control/ adherence to process management guidelines, and participation in Trust new business-activities such as the attraction of new account or the addition of assets to existing accounts.  Deferred stock options are awarded at year end based purely on the discretion of M&T Bank senior management.

MARK J. STEVENSON

|                                                          |
|                                                          |
|                                     TOTAL NUMBER OF OTHER|
|Other Accounts Managed by                ACCOUNTS MANAGED/|
|Mark J. Stevenson                            TOTAL ASSETS*|
|Registered Investment Companies              3/$95,000,000|
|Other Pooled Investment Vehicles                         0|
|Other Accounts**                       6823/$1,035,000,000|
* None of the Accounts has an advisory fee that is based on the performance of the account.

**Portfolio Manager is a dual employee of MTBIA and M&T Bank.  All of the
"Other" accounts shown are accounts of the Trust Department of M&T Bank.

Dollar value range of share owned in the Conservative Growth Fund II, Moderate
Growth Fund II and Aggressive Growth Fund II: none.

COMPENSATION STRUCTURE

Mr. Stevenson's salary consists primarily of a base salary with a year-end bonus based in part of Trust account maintenance, risk control/ adherence to process management guidelines, and participation in Trust new business activities such as the attraction of new accounts or the addition of assets to existing accounts.  No compensation besides a salary is received with respect to the management of the Funds or any other mutual fund.

Mr. Stevenson's performance is formally evaluated annually and based on a variety of factors.  Salary is based on job responsibilities in both the management of Trust client assets and those deriving from the management of both the retail and Variable Annuity Managed Allocation Funds.  Bonus is based in part on Trust accounts maintenance, risk control/ adherence to process management guidelines, and participation in Trust new business-activities such as the attraction of new account or the addition of assets to existing accounts.
Deferred stock options are awarded at year end based purely on the discretion of
M&T Bank senior management.

ALLEN J. ASHCROFT

|                                                          |
|                                                          |
|                                     TOTAL NUMBER OF OTHER|
|Other Accounts Managed by                ACCOUNTS MANAGED/|
|Allen J. Ashcroft                            TOTAL ASSETS*|
|Registered Investment Companies              4/$97,726,117|
|Other Pooled Investment Vehicles                         0|
|Other Accounts**                                         0|
* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of share owned in the Large Cap Growth Fund II: none.

The portfolio manager's performance is formally evaluated annually and based on a variety of factors.  Mr. Ashcroft's compensation is based upon a base salary and an annual incentive bonus.  The fixed salary is based on the job description of the position and overall qualifications of the individual.  For the year ended December 31, 2005, his bonus was based on the Fund's performance and how his stock selection fared in this and other portfolios, in the sectors which he covers as an analyst (Energy, Consumer Staples), relative to relevant benchmarks.

The performance portion of Mr. Ashcroft's bonus is based on the time weighted rates of return for the funds he manages compared to the S&P 500/ Citigroup
Growth Index with the heaviest emphasis on current year results.  Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long term track record.


BYRON J. GRIMES

|                                                          |
|                                                          |
|                                     TOTAL NUMBER OF OTHER|
|Other Accounts Managed by                ACCOUNTS MANAGED/|
|Byron J. Grimes                              TOTAL ASSETS*|
|Registered Investment Companies              4/$97,726,117|
|Other Pooled Investment Vehicles                         0|
|Other Accounts**                                         0|
* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of share owned in the Large Cap Growth Fund II: none.

COMPENSATION STRUCTURE

The portfolio manager's performance is formally evaluated annually and based on a variety of factors.  Mr. Grimes' compensation is comprised of a base salary and an annual incentive bonus.  The base salary is based on the job description of the position and the overall qualifications of the individual  The bonus determined by three components:  the overall performance of M&T Bank; the overall performance of MTBIA relative to budget; and his investment performance relative to the S&P 500/Citigroup Growth Index, the benchmark for all of the funds that he manages.  In addition, as the Manager Director of Equity Portfolio
Management, a component of his incentive bonus is based on the overall investment performance of the team that reports to him, relative to relevant benchmarks.  The bonus can be paid in cash and/or stock options in M&T Bank
Corporation.

The performance portion of Mr. Grimes' incentive bonus is based on the time weighted rates of return for the funds he manages compared to the S&P
500/Citigroup Growth Index with the heaviest emphasis on the current year results.  Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account.
More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

   {circle}The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account.
      MTBIA seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

   {circle}If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, MTBIA has adopted procedures for allocating portfolio transactions across multiple accounts.

   {circle}With respect to many of its clients' accounts, MTBIA determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, MTBIA may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, MTBIA may place separate, non-
      simultaneous, transactions for a Fund and other accounts, which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

   {circle}The Fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager.
      As a consequence of this difference in regulatory requirements, the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where MTBIA has an incentive, such as a performance-based management fee, which MTBIA may charge in the future to some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

MTBIA has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

See also the "Advisor Potential Conflict" section in the Prospectus regarding the conflicts of interest in managing the Managed Allocation Funds.

NWQ INVESTMENT MANAGEMENT COMPANY, LLC
JON D. BOSSE, CFA*

                              TOTAL NUMBER OF OTHER     NUMBER OF OTHER ACCOUNTS
Other Accounts Managed by         ACCOUNTS MANAGED/     MANAGED/TOTAL ASSETS
Jon D. Bosse, CFA                     TOTAL ASSETS*     THAT ARE SUBJECT TO
                                                        PERFORMANCE FEES
Registered Investment              6/$2,098,044,747                  0
Companies
Other Pooled Investment            9/$1,305,694,528                  0
Vehicles
Other Accounts                   49/$28,768,533,348     9/$901,385,604

*Mr. Bosse and Mr. Friedel co-manage many of NWQ's client accounts.

EDWARD C. FRIEDEL, CFA*

                              TOTAL NUMBER OF OTHER     NUMBER OF OTHER ACCOUNTS
Other Accounts Managed            ACCOUNTS MANAGED/     MANAGED/TOTAL ASSETS
by                                    TOTAL ASSETS*     THAT ARE SUBJECT TO
Edward C. Friedel, CFA                                  PERFORMANCE FEES

Registered Investment                3/$239,055,277                    0
Companies
Other Pooled Investment            8/$1,102,207,286                    0
Vehicles
Other Accounts               43,659/$23,988,308,259       2/$525,095,291

*Mr. Bosse and Mr. Friedel co-manage many of NWQ's client accounts.

COMPENSATION STRUCTURE

NWQ's portfolio managers participate in a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by the firm's executive committee.  The total compensation program consists of both a base salary and an annual bonus that can be a multiple of the base salary. The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Bonus compensation is primarily a function of the firm's overall annual profitability and the individual portfolio manager's contribution as measured by the overall investment performance of client portfolios in the strategy they manage relative to the strategy's general benchmark for one, three and five year periods (as applicable), as well as an objective review of stock recommendations and the quality of primary research, and subjective review of the professional's contributions to portfolio strategy, teamwork, collaboration and work ethic.

The total compensation package for portfolio managers includes an equity-like incentive for purchase (whose value is determined by various factors including the increase in profitability of NWQ over time).  Additionally, the portfolio managers have been provided compensation in conjunction with signing long-term
employment agreements.   NWQ is a subsidiary of Nuveen Investments, Inc., which
has augmented this incentive compensation annually through individual awards of a stock option pool, as determined through a collaborative process between
Nuveen Investments and the NWQ executive committee.

As of December 31, 2006, NWQ had nine institutional accounts that have investment management fees calculated in part on the performance of the account versus a benchmark ("performance based fees accounts"). The performance based fee accounts are managed identically to other institutional accounts within the same strategy and there are no additional investment risks taken in conjunction with this type of investment management fee. The portfolio manager who manages these performance based fee accounts does not receive any additional compensation from these accounts based on any performance fees received from such accounts.

CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account.
More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

   {circle}The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. NWQ seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

   {circle}If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, NWQ has adopted procedures for allocating portfolio transactions across multiple accounts.

   {circle}With respect to many of its clients' accounts, NWQ determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, NWQ may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, NWQ may place separate, non-
      simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

   {circle}The Fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager.
      As a consequence of this difference in regulatory requirements, the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where NWQ has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

NWQ has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.


CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING
As required by SEC rules, the Funds, their Advisor, Subadvisor and Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Advisor authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the
Advisor's policies and procedures for voting the proxies, which are set forth in their entirety below.

MTB INVESTMENT ADVISORS, INC. PROXY VOTING POLICY

INTRODUCTION
MTB Investment Advisors, Inc. acknowledges that among its duties as a fiduciary to its clients is the obligation to protect the interests of its clients by voting the shares held by its clients' accounts.  In order to ensure that shares are voted in all appropriate circumstances, Adviser will exercise voting discretion as to all shares unless voting discretion is specifically reserved for the client or assigned to a third party in the advisory contract.  To ensure that shares are voted in a consistent manner and in the best interest of its clients, Adviser has adopted this Proxy Voting Policy.

GENERAL STANDARDS AND APPROACH
Each year, the Adviser receives hundreds of proxy solicitations with respect to voting securities held in client accounts.  The matters to be voted upon may be proposals of management or of stockholders, and cover a diverse assortment of complex issues.  Whether the interests of shareholders are best served by a vote
"for" or "against" a proposal often depends upon the context, the effects that adoption could have on the company's business, and the motivations of the parties making the proposal.  These determinations require a considerable investment of time, resources and expertise.

Given the sheer volume of proxies, and the broad spectrum of issues to be voted upon, the proxy voting process represents a considerable administrative burden.
In order to efficiently discharge its duty to vote proxies, Adviser has engaged a third party, Institutional Shareholder Services, Inc. ("ISS") to perform the function of analyzing and providing recommendations on voting proxies.

ISS is the acknowledged industry leader in assisting institutional shareholders with the types of proxy analysis described above.  Adviser has reviewed the policies and considerations applied by ISS in voting proxies and found them to be fully consistent with the policies of Adviser.  Accordingly, Adviser will generally follow the ISS recommendations in voting proxies.  Summaries of the
ISS proxy voting policies and considerations are available at the ISS website at
http://www.issproxy.com/pdf/US2006SummaryGuidelines.pdf.

In general, Adviser believes that it is in the best interests of its clients to vote its clients' shares so as to promote the alignment of the interests of corporate management with the interests of its shareholders, to improve the accountability of corporate management to its shareholders, to reward good performance by management, and to approve proposals that Adviser believes will result in financial rewards for its clients.

Adviser reserves the right to override any ISS-recommended voting policy when it believes that a vote contrary to a policy would be in the best interest of
                         Adviser's clients.  Any vote contrary to a stated
policy must be approved by the Trade Management Oversight Committee of the
Adviser's Board of Directors, or that Committee's designee.  A written summary of the considerations in making the voting decision should be prepared and retained with the records of the proxy.

Adviser believes that addressing its proxy voting obligations as described in this Proxy Voting Policy will promote the best interests of shareholders, and therefore, will be in the best interests of Adviser's clients.

CONFLICTS OF INTEREST
Adviser may have a conflict of interest in voting a particular proxy.  A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships.  Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.

The Trade Management Oversight Committee has reviewed a copy of the ISS policies, procedures and practices regarding potential conflicts of interest that could arise in ISS proxy voting services to Adviser as result of business conducted by ISS.  The Trade Management Oversight
Committee believes that the policies, procedures and practices followed by ISS minimize the potential conflicts of interest by ISS in making voting recommendations to Adviser.

Whenever a portfolio manager determines that it is in a client's best interest to vote on a particular proposal in a manner other than in accordance with the guidelines set forth in this Proxy Voting Policy, or the policy does not address how to vote on the proposal, the portfolio manager shall present the matter to the Trade Management Oversight Committee, which shall be responsible for evaluating information relating to conflicts of interest in connection with the voting of the client proxy.

For purposes of identifying conflicts under this policy, the Trade Management
Oversight Committee will rely on publicly available information about a company and its affiliates, information about the company and its affiliates that is generally known by employees of Adviser, and other information actually known by a member of the Trade Management Oversight Committee.

In the event that the Trade Management Oversight Committee determines that
Adviser has a material conflict of interest with respect to a proxy proposal, then Adviser shall either:

1.  Vote on the proposal in accordance with the recommendation of the Trade
Management Oversight Committee or that committee's designee;

OR

2.  Prior to voting on the proposal, either:

(i)  Contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and will vote in accordance with the recommendation of such third party (or have the third party vote such proxy); or

(ii)  Fully disclose the nature of the conflict to the client(s), and obtain the client's consent as to how Adviser will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).

Adviser may not address a material conflict of interest by abstaining from voting, unless the Trade Management Oversight Committee (or that committee's designee) has determined that not voting the proxy is in the best interest of a client.  However, as indicated above, there
may be other circumstances where Adviser determines that refraining from voting a proxy is in the client's best interest and the existence of a material conflict of interest shall not affect such a determination.

The Trade Management Oversight Committee shall document the manner in which proxies involving a material conflict of interest have been voted by Adviser as well as the basis for any determination that Adviser does not have a material conflict of interest in respect of a particular matter.


APPOINTMENT OF SUBADVISERS
From time to time Adviser may recommend that a client (e.g., the Funds) appoint a subadviser with respect to a particular investment mandate.  By recommending the subadviser to manage the client's investments, the Adviser is also recommending that the client approve the subadviser's policies and procedures with respect to proxy voting.  Among other things, Adviser will require that a subadviser's policies and procedures are designed to ensure that proxies are voted in what the subadviser believes to be the best interests of clients, and that conflicts are disclosed, documented, and otherwise addressed in an appropriate manner.  In considering a subadviser to recommend, the Adviser will seek assurance that the subadviser will generally vote proxies in a manner that is consistent with MTBIA's policy (i.e. in accordance with ISS recommendations, unless otherwise specified by MTBIA).  Subadviser will provide Adviser with information on securities voted by subadviser promptly after the vote occurs.
 If a subadviser proposes to cast a vote that is not consistent with MTBIA policy, the subadviser must notify the Adviser prior to casting the vote, so that Adviser can seek to avoid conflicting votes among accounts that it manages.
Subadviser must also document the rationale for any such inconsistent vote.


PROXY VOTING REPORT
A report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge on the SEC website at http://www.sec.gov and through the Trust's website. Go to
www.mtbfunds.com; select "Proxy Voting Record" to access the link to Form N-PX.

PORTFOLIO HOLDINGS INFORMATION
The disclosure policy of the Funds and the Advisor prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Advisor or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  All of these service providers are identified elsewhere in the Prospectus or SAI.  The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  These organizations are CDA
Weisenberger and Lipper.  Traders or portfolio managers may provide "interest"
lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Advisor and of the Chief Compliance Officer of
the Funds.  The President of the Advisor and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party and will be given only if there is a legitimate business purpose and such disclosure is subject to a confidentiality agreement to safeguard the confidentiality of the information so that the information will be used only for the purposes for which it was furnished and otherwise protect against misuse of such information.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Advisor and its affiliates, the following procedures apply.  No consideration may be received by the Funds, the
Advisor, any affiliate of the Advisor or any of their employees in connection with the disclosure of portfolio holdings information.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers  to handle the purchase and sale of portfolio instruments, the Advisor and subadvisor  look  for prompt execution of the order at a favorable price. The Advisor and sub-advisor  will  generally use those who are recognized dealers in specific portfolio instruments,  except  when a better price and execution of the order can be obtained elsewhere. The Advisor and sub-
advisor may select brokers and dealers based on whether they also offer research services  (as  described  below). The Advisor and sub-advisor make decisions  on portfolio transactions and  select  brokers and dealers subject to review by the
Funds' Board.

Investment decisions for the Funds are  made  independently  from those of other accounts  managed  by  the  Advisor.  When  the Funds and one or more  of  those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among  the Funds and the account(s) in a manner believed by the Advisor to be equitable.  While  the  coordination  and ability  to  participate  in  volume  transactions  may benefit the Funds, it is possible that this procedure could adversely impact the  price  paid or received and/or the position obtained or disposed of by the Funds.

RESEARCH SERVICES
Subject to future regulatory changes of the SEC, research services  may  include advice as to the advisability of investing in securities; security analysis  and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations;  and similar services. Research services may be used by the Advisor or by affiliates  of  the  sub-advisor in advising other accounts. To the extent that receipt of these services  may  replace  services for which the Advisor, or their  affiliates  might otherwise have paid, it  would  tend  to  reduce  their expenses. The Advisor and their affiliates exercise reasonable business judgment in selecting those brokers  who offer brokerage and research services to execute securities transactions. They  determine  in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated  Services  Company  (FSC) and M&T  Securities,  Inc.  serve as co-
administrators  to the Trust and provide the Funds with  certain  administrative personnel and services necessary to operate the Funds. During the period October
1, 2002 through September 30, 2005, administrative services were provided at the following rates:

Fees Payable to FSC:

MAXIMUM  ADMINISTRATIVE  FEE AVERAGE AGGREGATE DAILY NET ASSETS OF THE MTB GROUP
OF FUNDS

0.06%                      on the first $2 billion
0.03%                      on the next $3 billion
0.02%                      on the next $2 billion
0.0125%                    on the next $3 billion
0.01%                      on assets in excess of $10 billion

Fees Payable to M&T Securities, Inc.:

MAXIMUM  ADMINISTRATIVE  FEE AVERAGE AGGREGATE DAILY NET ASSETS OF THE MTB GROUP
OF FUNDS

0.04%                      on the first $5 billion
0.03%                      on the next $2 billion
0.0175%                    on the next $3 billion
0.015%                     on assets in excess of $10 billion

Effective October 1, 2005, the administrative fees payable to FSC have been changed to reflect the following:

Fees Payable to FSC:

MAXIMUM  ADMINISTRATIVE  FEE AVERAGE AGGREGATE DAILY NET ASSETS OF THE MTB GROUP
OF FUNDS

0.04%                      on the first $2 billion
0.03%                      on the next $2 billion
0.02%                      on the next $3 billion
0.0125%                    on the next $3 billion
0.010%                     on assets in excess of $10 billion

There has been no change to the fees payable to co-administrator, M&T
Securities, Inc.

From time to time, FSC and its affiliates may pay out of their reasonable profits and other resources advertising, marketing and other expenses for the benefit of the Funds, and such amounts may be paid to the Advisor and its affiliates.

Prior to July 1, 2004, FSC, through its affiliates, Federated Shareholder
Services Company (FSSC), a registered transfer agent, served as transfer and dividend disbursing agent to the Trust, and received a separate fee from the
Fund for these transfer agency services.  Boston Financial Data Services, Inc.
(BFDS) replaced FSSC as transfer agent to the Trust on July 1, 2004.  the principal business address of BFDS is 2 Heritage Drive, North Quincy, MA 02171.

Boston Financial Data services, Inc. (BFDS) serves as transfer and dividend disbursing agent to the Trust, and received a separate fee from the Funds for these transfer agency services. The principal business address of BFDS is 2
Heritage Drive, North Quincy, MA 02171.

CUSTODIAN AND FUND ACCOUNTANT

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by  a  Fund  are held  by  foreign banks participating in a global custody network coordinated by
State Street  Bank.  State Street Bank and Trust Company also provides financial administration and fund accounting services to the Funds at the following annual fee, based on the Funds' average monthly net assets:

 ANNUAL FEE, BILLED AND AVERAGE MONTHLY NET ASSETS OF THE MTB GROUP OF FUNDS
 PAYABLE MONTHLY
-----------------------------------------------------------------------------
 0.037%                 on the first $5 billion
-----------------------------------------------------------------------------
 0.034%                 on the next $5 billion
-----------------------------------------------------------------------------
 0.0315%                on the next $10 billion
-----------------------------------------------------------------------------
 0.029%                 on assets in excess of $20 billion
-----------------------------------------------------------------------------
In addition, for  an  annual fee of $4,000 per Fund, State Street Bank and Trust
Company prepares two quarterly portfolio listings per year for inclusion in Form
N-Q and prepares tabular  or  graphic  presentations  of  the  Funds'  portfolio holdings and an enhanced expense disclosure example for inclusion in shareholder reports.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent  registered  public  accounting firm for the Funds,  Ernst &
Young LLP conducts  its audits in  accordance  with the  standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform  its audits to provide  reasonable  assurance  about  whether the Funds'
financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUNDS FOR SERVICES

                        ADVISORY FEE PAID/                          BROKERAGE                       ADMINISTRATIVE FEE PAID/
                       ADVISORY FEE WAIVED                      COMMISSIONS PAID                   ADMINISTRATIVE FEE WAIVED

FUNDS           FOR THE      FOR THE      FOR THE      FOR THE      FOR THE       FOR THE      FOR THE      FOR THE      FOR THE
              FISCAL YEAR  FISCAL YEAR  FISCAL YEAR  FISCAL YEAR  FISCAL YEAR   FISCAL YEAR  FISCAL YEAR  FISCAL YEAR  FISCAL YEAR
                 ENDED        ENDED        ENDED        ENDED        ENDED         ENDED        ENDED        ENDED        ENDED
              DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31,
                  2006         2005         2004         2006         2005         2004          2006         2005         2004
MODERATE      $116,718/    $109,075/    $79,041      --           $0           $0            $27,522/$0   $27,978/0    $20,165/0
GROWTH FUND   $43,122      $31,492      /14,247
II*
LARGE CAP     $49,941/     $39,168/     $26,639      $2,238       $2,240       $9,118        $4,204/$0    $3,583/0     $2,426/0
VALUE FUND    $49,941      $39,168      /$26,639
II**
LARGE CAP     $43,457/     $41,627/     $29,304      $6,339       $7,605       $5,502        $3,014/$0    $3,141/0     $2,199/0
GROWTH FUND   $43,457      $41,627      /$29,304
II***
AGGRESSIVE    $2,117/      --           --           --           --           --            $499/$0      --           --
GROWTH FUND   $2,117
II*
CONSERVATIVE  $1,589/      --           --           --           --           --            $374/$0      --           --
GROWTH FUND   $1,589
II*

* Start of performance dates: Moderate Growth Fund II- June 17,2002; Large Cap
Value Fund II- May 31, 2002; Large Cap Growth Fund II-May 31, 2002; Aggressive
Growth Fund II-May 3, 2005; Conservative Growth Fund II - May 3, 2005.

**Effective December 8, 2004, the Advisor delegated daily management of Large
Cap Value Fund II to NWQ Investment Management Company LLC as subadvisor.

***Prior to December 8, 2004, the Advisor delegated daily  management of the
Large Cap Growth Fund II to Montag & Caldwell, Inc. as subadvisor.



12B-1 AND SHAREHOLDER SERVICES FEES

FUNDS                       12B-1       12B-1      SHAREHOLDER   SHAREHOLDER
                            FEES        FEES       SERVICES      SERVICES
                            PAID        WAIVED     FEE PAID      FEE WAIVED
Moderate Growth Fund II     $116,718    0          $46,687       0
Large Cap Value Fund II     $17,836     0          $7,135        0
Large Cap Growth Fund II    $12,773     0          $5,109        0
Aggressive Growth Fund II   $2,117      0          $847          0
Conservative Growth Fund II $1,589      0          $636          0


HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the SEC's standard method for calculating  performance  applicable  to  all mutual funds. The SEC also permits
this  standard  performance  information  to  be   accompanied  by  non-standard
performance information.

Share performance reflects the effect of non-recurring  charges, such as maximum sales charges, which, if excluded, would increase the total  return  and  yield.
The  performance  of  Shares  depends upon such variables as: portfolio quality;
average portfolio maturity; type  and  value of portfolio securities; changes in interest rates; changes or differences in  a  Fund's  or  any  class  of Shares'
expenses;  and  various  other factors.  Share performance does not reflect  any charges and expenses that  would  be  imposed under a variable insurance product contract. Were the effect of such charges  to  be  included,  Share  performance would be lower.

Share  performance  fluctuates  on  a  daily  basis largely because net earnings fluctuate daily. Both net earnings and offering  price  per Share are factors in the computation of yield and total return.

TOTAL RETURN
Total return represents the change (expressed as a percentage)  in  the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The  average  annual total return for Shares is the average compounded  rate  of return for a given  period that would equate a $10,000 initial investment to the ending redeemable value  of  that  investment.  The  ending  redeemable value is computed by multiplying the number of Shares owned at the end  of  the period by the  NAV per Share at the end of the period. The number of Shares owned  at  the end of the period is based on the number of Shares purchased at the beginning of the period  with  $10,000,  less  any applicable sales charge, adjusted over the period  by  any  additional Shares, assuming  the  annual  reinvestment  of  all dividends and distributions.

When Shares of a Fund  are  in  existence  for  less  than a year, the Funds may advertise cumulative total return for that specific period  of time, rather than annualizing the total return.

YIELD
The  yield  of  Shares  of  the  Funds  is calculated by dividing: (i)  the  net investment income per Share earned by the  Shares  over a 30-day period; by (ii)
the maximum offering price per Share on the last day  of the period. This number is then annualized using semi-annual compounding. This  means that the amount of income generated during the 30-day period is assumed to be  generated each month over a 12-month period and is reinvested every six months.

To  the  extent  investment  professionals  and  broker/dealers charge  fees  in connection with services provided in conjunction with  an  investment in Shares, the Share performance is lower for shareholders paying those fees.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

The information presented in the following table uses the SEC's  standard method
for  calculating  performance.   Total  Return  is  given  for the period  ended
December  31,  2006.   Yield is given for the 30-day period ended  December  31,
2006.

-------------------------------------------------------------------
|MODERATE GROWTH FUND II|30-DAY PERIOD|1 YEAR|START OF PERFORMANCE|
-------------------------------------------------------------------
|TOTAL RETURN           |             |      |                    |
-------------------------------------------------------------------
|Before Taxes           |     N/A     |10.42%|       6.48%        |
-------------------------------------------------------------------
|YIELD                  |    1.49%    | N/A  |        N/A         |
-------------------------------------------------------------------

-------------------------------------------------------------------
|LARGE CAP VALUE FUND II|30-DAY PERIOD|1 YEAR|START OF PERFORMANCE|
-------------------------------------------------------------------
|TOTAL RETURN           |             |      |                    |
-------------------------------------------------------------------
|Before Taxes           |     N/A     |17.61%|       8.67%        |
-------------------------------------------------------------------
|YIELD                  |    0.94%    | N/A  |        N/A         |
-------------------------------------------------------------------

--------------------------------------------------------------------
|LARGE CAP GROWTH FUND II|30-DAY PERIOD|1 YEAR|START OF PERFORMANCE|
--------------------------------------------------------------------
|TOTAL RETURN            |             |      |                    |
--------------------------------------------------------------------
|Before Taxes            |     N/A     |10.34%|       3.28%        |
--------------------------------------------------------------------
|YIELD                   |    0.42%    | N/A  |        N/A         |
--------------------------------------------------------------------

---------------------------------------------------------------------
|AGGRESSIVE GROWTH FUND II|30-DAY PERIOD|1 YEAR|START OF PERFORMANCE|
---------------------------------------------------------------------
|TOTAL RETURN             |             |      |                    |
-----------------------------------------
|Before Taxes             |     N/A     |14.83%|       13.91%       |
-----------------------------------------
|YIELD                    |    0.58%    | N/A  |        N/A         |
---------------------------------------------------------------------

-----------------------------------------------------------------------
|CONSERVATIVE GROWTH FUND II|30-DAY PERIOD|1 YEAR|START OF PERFORMANCE|
-----------------------------------------------------------------------
|TOTAL RETURN               |             |      |                    |
-------------------------------------------
|Before Taxes               |     N/A     |6.96% |       6.13%        |
-------------------------------------------
|YIELD                      |    2.55%    | N/A  |        N/A         |
-----------------------------------------------------------------------
*Start of performance for  Large  Cap Growth Fund II and Large Cap Value Fund II
was May 31, 2002; start of performance  for Moderate Growth Fund II was June 17,
2002; start of performance for Aggressive Growth Fund II and Conservative Growth
Fund II was May 3, 2005.

FINANCIAL INFORMATION

The Financial Statements for the Funds for the fiscal year ended December 31,
2006 are incorporated by reference to the Annual Report to Shareholders of the
MTB Group of Funds dated December 31, 2006.

INVESTMENT RATINGS

STANDARD AND POOR'S

LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt  rated AAA has the  highest  rating  assigned  by  Standard  &
Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-
rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard  &  Poor's  (S&P)  note  rating  reflects  the  liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

S&P  assigns dual ratings to all long-term  debt issues that have as part of their  provisions a variable rate demand  feature.  The first rating  (long-term rating)  addresses  the  likelihood  of repayment of principal and interest when
due,  and  the  second   rating   (short-term   rating)   describes  the  demand
characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long- term and the short-term ratings are provided below.)

MOODY'S INVESTORS SERVICE, INC.

LONG-TERM BOND RATING DEFINITIONS
AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as high-
grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated Baa are considered as medium-grade obligations,
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

COMMERCIAL PAPER RATINGS
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated
Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or
VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

FITCH IBCA, INC./FITCH INVESTORS SERVICE, L.P.

LONG-TERM DEBT RATING DEFINITIONS
AAA--Bonds considered to be investment grade and of the highest credit quality.
The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality.
The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

SHORT-TERM DEBT RATING DEFINITIONS
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-
1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

COMMERCIAL PAPER RATING DEFINITIONS
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

LONG-TERM DEBT RATINGS
NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

OTHER CONSIDERATIONS

Among the factors considered by Moody's in  assigning  bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer;
(ii) economic evaluation of the issuer's industry or industries and an appraisal of  speculative-type  risks  which  may  be  inherent  in certain  areas;  (iii)
evaluation  of  the  issuer's products in relation to competition  and  customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period  of  10  years;  (vii)  financial strength of a parent
company  and  the  relationships  which  exist  with  the   issuer;  and  (viii)
recognition by management of obligations which may be present  or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors  considered by S&P in assigning  bond, note and commercial paper  ratings  are the  following:  (i)  trend of  earnings  and cash flow with allowances  made for  unusual  circumstances,  (ii)  stability  of the  issuer's industry,  (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.

4

ADDRESSES

MTB MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH II

MTB MANAGED ALLOCATION FUND - MODERATE GROWTH II

MTB MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH II

MTB LARGE CAP VALUE FUND II

MTB LARGE CAP GROWTH FUND II

DISTRIBUTOR
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

INVESTMENT ADVISOR
MTB Investment Advisors, Inc.
100 East Pratt Street
17th Floor
Baltimore, MD 21202

SUB-ADVISOR TO MTB LARGE CAP VALUE FUND II
NWQ Investment Management Company, LLC
2049 Century Park East
16th Floor
Los Angeles, CA 90067

CO-ADMINISTRATOR
M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

CO-ADMINISTRATOR
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

CUSTODIAN AND FUND ACCOUNTANT
State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

APPENDIX

The following is a list of persons other than the Advisor and its affiliates that may receive nonpublic portfolio holdings information concerning the Funds:

CUSTODIAN, FUND ACCOUNT AND SECURITIES LENDING AGENT
State Street Bank and Trust Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro LLP

SERVICE PROVIDERS
Evaluation Associates LLC
Wiesenberger

SECURITY PRICING SERVICES
Reuters
Thomson/LX
JJ Kenney
FT Interactive Data
Bloomberg
FRI Corporation

RATINGS AGENCIES
Not applicable

PERFORMANCE REPORTING/PUBLICATIONS
Thomson Financial/ Vestek (Evaluation Associates)
ICI
RR Donnelly
Lipper
Standard & Poor's
Hartford Life
Morningstar
Bloomberg
Vickers

TRANSFER AGENT
Boston Financial Data Services, Inc.

INSURANCE COMPANIES

The Hartford Life Insurance Company

Nationwide Life Insurance Company and Nationwide Life
and Annuity Insurance Company

TransAmerica Life Insurance Company and TransAmerica
Financial Life Insurance Company

AIG SunAmerica Life Insurance Company

First SunAmerica Life Insurance Company


OTHER
Reed Smith LLP

PART C.      OTHER INFORMATION.
Item 23.  Exhibits
             (a)    (i)          Conformed copy of Amended and
                                 Restated Agreement and Declaration
                                 of Trust of MTB Group of Funds, a
                                 Delaware Statutory Trust; (41)
                    (ii)         Conformed copy of Amendment to
                                 Certificate of Trust of MTB Group
                                 of Funds, a Delaware Statutory
                                 Trust; (38)
             (b)    (i)          Copy of Amended and Restated By-
                                 Laws of MTB Group of Funds, a
                                 Delaware Statutory Trust; (38)
                    (ii)         Copy of Amendment #1 to the
                                 Amended and Restated By-Laws of
                                 MTB Group of Funds; (41)
                    (iii)        Copy of Amendment #2 to the
                                 Amended and Restated By-Laws of
                                 MTB Group of Funds; (44)
             (c)    (i)          Copy of Specimen Certificate for
                                 Shares of Capital Stock of the
                                 Registrant; (8)
                    (ii)         Copy of Specimen Certificate for
                                 Shares of Capital Stock of the
                                 Vision Capital Appreciation Fund;
                                 (15)
             (d)    (i)          Conformed copy of Investment
                                 Advisory Agreement of the
                                 Registrant (27 funds) dated August
                                 22, 2003; (39)
                    (ii)         Conformed copy of Investment
                                 Advisory Agreement of the
                                 Registrant (2 money market funds)
                                 dated August 22, 2003; (39)
                    (iii)        Conformed copy of Investment
                                 Advisory Agreement of the
                                 Registrant (5 funds)dated August
                                 22, 2003; (39)
                    (iv)         Conformed copy of Sub-Advisory
                                 Agreement for the MTB Small Cap
                                 Stock Fund (Mazama Capital
                                 Management, Inc.), dated August
                                 22, 2003; (39)
                    (v)          Conformed copy of Sub-Advisory
                                 Agreement for MTB Small Cap Stock
                                 Fund (LSV Asset Management), dated
                                 August 22, 2003; (39)
                    (vi)         Conformed copy of Sub-Advisory
                                 Agreement for MTB International
                                 Equity Fund (UBS Global Asset
                                 Management), dated August 22,
                                 2003; (39)
                    (vii)        Conformed copy of Amendment
                                 to Sub-Advisory Agreement for MTB Small Cap
                                 Stock Fund (Mazama Capital Management,
                                 Inc.); (39)
                    (viii)       Conformed copy of Amendment
                                 to Sub-Advisory Agreement for MTB Small Cap
                                 Stock Fund (LSV Asset Management); (39)
                    (viv)        Conformed copy of Amendment
                                 to Sub-Advisory Agreement for MTB
                                 International Equity Fund (UBS Global
                                 Asset Management (Americas), Inc.); (39)
                     (ix)        Conformed copy of Investment
                                 Advisory Contract Letter
                                 Agreement, dated April 1, 2004; (39)
                     (x)         Conformed copy of Amendment to
                                 Subadvisory Agreement among MTB
                                 Group of Funds, MTB Investment
                                 Advisors, Inc. and Independence
                                 Investment LLC; (41)
                     (xi)        Conformed copy of Sub-Advisory Agreement
                                 for MTB Large Cap Value Fund and
                                 MTB Large Cap Value Fund II (NWQ
                                 Investment Management Company,
                                 LLC) dated December 8, 2004; (42)
                     (xii)       Conformed copy of Sub-Advisory Agreement
                                 for MTB Equity Income Fund
                                 (DePrince, Race & Zollo, Inc.)
                                 dated December 8, 2004; (42)
                     (xiii)      Conformed copy of Investment
                                 Advisory Contract Letter
                                 Agreement, dated February 15,
                                 2005 (Variable Annuity Funds); (44)
                     (xiv)       Conformed copy of Sub-Advisory Agreement
                                 For the Mid Cap Stock Fund (LSV Asset
                                 Management), dated December 8, 2004;(49)
                     (xv)        Conformed copy of Investment Sub-
                                 Advisory Contract Letter
                                 Agreement for the Small Cap Fund,
                                 date December 8, 2004; (43)
                     (xvi)       Conformed copy of Schedule A to the
                                 Investment Advisory Agreement of
                                 the Registrant (27 funds) dated
                                 August 22, 2003; (43)
                     (xvii)      Conformed copy of Investment
                                 Advisory Agreement of the
                                 Registrant (2 money market funds)
                                 dated August 22, 2003; (43)
                     (xviii)     Conformed copy of Schedule A to
                                 the Investment Advisory Agreement
                                 of the Registrant (2 money market
                                 funds); (44)
                     (xix)       Conformed copy of Schedule A to the
                                 Investment Advisory Agreement of
                                 the Registrant (27 funds); (49)
                     (xx)        Conformed copy of Investment Advisory
                                 Contract Letter Agreement, dated
                                 January 6, 2006 (Maryland and
                                 Virginia Municipal Bond Funds); (47)
                     (xxi)       Conformed copy of Investment Advisory
                                 Contract Letter Agreement, dated
                                 March 24, 2006 (Variable Annuity Funds); (47)
                     (xxii)      Conformed copy of Subadvisory
                                 Agreement for International
                                 Equity Fund (LSV Asset
                                 Management) dated October 24, 2005; (48)
                     (xxiii)     Conformed copy of Subadvisory
                                 Agreement for International
                                 Equity Fund (SSgA Funds
                                 Management, Inc.) dated October 24, 2005; (48)
                     (xxiv)      Conformed copy of  Subadvisory
                                 Agreement for International
                                 Equity Fund (Hansberger Global
                                 Investors, Inc.) dated October 24, 2005; (48)
                     (xxv)       Conformed copy of Sub-Advisory Agreement
                                 for Large Cap Value Fund and
                                 Large Cap Value Fund II (NWQ
                                 Investment Management Company,
                                 LLC) dated July 28, 2005; (49)
                     (xxvi)      Conformed copy of Amendment to
                                 Subadvisory Contract among MTB
                                 Group of Funds, MTB Investment
                                 Advisors, Inc. and LSV Asset
                                 Management; (50)
                     (xxvii)     Conformed copy of Subadvisory
                                 Agreement for Balanced Fund
                                 (DePrince, Race & Zollo, Inc.); (50)
                     (xxviii)    Conformed copy of Subadvisory
                                 Agreement for Small Cap Stock
                                 Fund (Copper Rock Capital
                                 Partners);(50)
                     (xxix)      Conformed copy of Subadvisory
                                 Agreement for International
                                 Equity Fund (Hansberger Global
                                 Investors, Inc.); +
             (e)    (i)          Conformed copy of Distributor's
                                 Contract of the Registrant, dated
                                 August 15, 2003; (39)
                    (ii)         Conformed copy of Amendment to
                                 Distributor's Contract (September
                                 22, 2003); (39)
                    (iii)        Conformed copy of Amendment #1 to
                                 Exhibit B to the Distributor's
                                 Contract; (43)
                    (iv)         Conformed copy  of Amendment #2 to
                                 Exhibit B to the Distributor's
                                 Contract; (47)
             (f)                 Not applicable;
             (g)    (i)          Conformed copy of Custodian
                                 Agreement of the Registrant, dated
                                 December 7, 2004
                                 And Copy of Schedules A-D to
                                 the Custodian Agreement of the
                                 Registrant; (42)
                    (ii)         Conformed copy of Custody, Fund
                                 Accounting and Fund Administration
                                 Fee Schedule; (40)
                    (iii)        Conformed copy of Securities Lending
                                 Authorization Agreement between
                                 MTB Group of Funds and State
                                 Street Bank & Trust Company; (41)
                    (iv)         Copy of Appendix A to the Custodian
                                 Agreement between the Registrant
                                 and State Street Bank, dated April
                                 29, 2005; (47)
                    (v)          Conformed copy of Funds Transfer
                                 Addendum to the Custodian
                                 Contract; (44)
             (h)    (i)          Copy of Recordkeeping Agreement of
                                 the Registrant; (43)
                    (ii)         Copy of Recordkeeping Agreement of
                                 the Registrant for the VA Funds;
                                 (43)
                    (iii)        Conformed copy of Agreement for
                                 Administrative Services and
                                 Transfer Agency Services between
                                 the Registrant and Federated
                                 Services Company, dated November
                                 1, 2000; (43)
                    (iv)         Conformed copy of Financial
                                 Administration and Accounting
                                 Services Agreement between
                                 Registrant and State Street Bank
                                 and Trust Company, dated November
                                 8, 2000; (43)
                    (v)          Conformed copy of Shareholder
                                 Services Agreement of the
                                 Registrant, dated November 8,
                                 2000; (43)
                    (vi)         Conformed copy of Shareholder
                                 Services Plan, dated November 1,
                                 2000; (43)
                    (vii)        Conformed copy of Shareholder
                                 Services Plan for the VA Funds,
                                 dated February 22, 2005; (43)
                    (viii)       Conformed copy of Participation
                                 Agreement of the Registrant,
                                 including Exhibits A-E; (36)
                    (vi)         Conformed copy of
                                 Indemnification Agreement of
                                 the Registrant; (36)
                    (vii)        Conformed copy of Service
                                 Mark License Agreement; (39)
                    (viii)       Conformed copy of Assignment
                                 and Consent of Fund
                                 Participation Agreement; (40)
                    (ix)         Conformed copy of
                                 Participation Agreement among MTB Group
                                 of Funds, Edgewood Services, Inc.,
                                 MTB Investment Advisors, Inc.,
                                 TransAmerica Life Insurance Co. and
                                 TransAmerica Financial Life
                                 Insurance Co.; (41)
                    (x)          Conformed copy of
                                 Participation Agreement among MTB Group
                                 of Funds, Edgewood Services, Inc.,
                                 MTB Investment Advisors, Inc.,
                                 and Hartford Life Insurance Company,
                                 dated May 1, 2004, including
                                 Schedules A-E;(42)
                    (xi)         Copy of Mutual Fund Sales and
                                 Services Agreement of the
                                 Registrant; (49)
                    (xii)        Conformed copy of Transfer
                                 Agency and Services Agreement between the
                                 Registrant and  Boston Financial Data
                                 Services, Inc., dated October 1, 2005; (49)
                    (xiii)       Conformed copy of Agreement
                                 for Administrative Services between the
                                 Registrant and  Manufacturers and Traders
                                 Trust Company; (43)
                    (xiv)        Conformed copy of Amendment
                                  No. 1 to Schedules A and C of the
                                 Participation Agreement with Transamerica
                                 Life Insurances Co. and Transamerica
                                 Financial Life Insurance Co.; (43)
                    (xv)         Conformed copy of Amendment
                                 #9 to the Agreement for
                                 Administrative Services and
                                 Transfer Agency Services
                                 Between the Registrant and
                                 Federated Services Company;  (44)
                    (xvi)        Conformed copy of Amended and
                                 Restated Financial
                                 Administration and Accounting
                                 Services Agreement between
                                 the Registrant and State
                                 Street Bank and Trust
                                 Company; (43)
                    (xvii)       Conformed copy of Assignment
                                 of Contracts between
                                 Federated Services Company
                                 and State Street Bank and
                                 Trust Company; (44)
                    (xviii)      Copy of Exhibit 1 to the
                                 Agreement for Administrative  Services
                                 [and Transfer Agency Services] with
                                 Federated Services Company, dated
                                 January 11, 2006;(47)
                    (xix)        Conformed Copy of Amendment
                                 10 to Agreement for Administrative
                                 Services [and  Transfer Agency Services];(47)
                    (xx)         Conformed Copy of Exhibit A to
                                 Shareholder Services Plan, dated
                                 January 11, 2006;(47)
                    (xxi)        Copy of Exhibit A to Shareholder
                                 Services Agreement, dated January
                                 11, 2006;(47)
                    (xxii)       Copy of Exhibit 1 to the
                                 Administrative Services Agreement,
                                 dated January 11, 2006;(47)
                    (xxiii)      Conformed copy of Amendment 5 to
                                 Agreement for Administrative
                                 Services; (47)
                    (xxiv)       Copy of Restatement and Amendments
                                 1 and 2 to Exhibit A to the
                                 Shareholder Services Agreement;
                                 (49)
                    (xxv)        Copy of Restatement and Amendments
                                 1 and 2 to Exhibit A to the
                                 Shareholder Services Plan; (49)
                    (xxvi)       Conformed copy of Amendment to
                                 Amended and Restated Financial
                                 Administration and Accounting
                                 Services Agreement; (49)
                    (xxvii)      Conformed copy of Revised Exhibits
                                 B and E to Fund Participation
                                 Agreement (Nationwide); (49)
                    (xxviii)     Conformed copy of Revised
                                 Schedules A and C to Participation
                                 Agreement (Hartford); (49)
                    (xxviv)      Conformed copy of
                                 Participation Agreement among
                                 MTB Group of Funds, Edgewood
                                 Services, Inc., MTB
                                 Investment Advisors, Inc.,
                                 and First SunAmerica Life
                                 Insurance Company, dated February
                                 1, 2007 including Schedule A-C;
                                 (50)
                    (xxx)        Conformed copy of Participation
                                 Agreement among MTB Group of
                                 Funds, Edgewood Services, Inc.,
                                 MTB Investment Advisors, Inc. and
                                 AIG SunAmerica Life Assurance
                                 Company, dated February 1, 2007,
                                 including Schedule A-C; (50)
             (i)                 Conformed copy of Opinion and
                                 Consent of Counsel as to legality
                                 of shares being registered; (11)
             (j)    (i)          Conformed copy of Consent of Ernst
                                 & Young LLP, Independent
                                 Registered Public Accounting Firm;
                                 (+)
                    (ii)         Conformed copy of Consent of Tait
                                 Weller Baker LP, Independent
                                 Registered Public Accounting Firm;
                                 (49)
             (k)                 Not applicable;
             (l)                 Conformed copy of Initial Capital
                                 Understanding; (11)
             (m)    (i)          Conformed copy of Rule 12b-1
                                 Agreement of the Registrant and
                                 Edgewood Services, Inc.; (41)
                    (ii)         Conformed copy of Rule 12b-1 Plan
                                 regarding Class B Shares and Class
                                 C Shares of the Registrant; (40)
                    (iii)        Conformed copy of Rule 12b-1 Plan
                                 (non-Class B Shares and Class C
                                 Shares) of the Registrant; (49)
                    (iv)         Copy of Dealer (Sales) Agreement; (7)
                    (v)          Copy of Exhibit A to the Rule 12b-1 Plan; (47)
                    (vi)         Conformed copy of Contract
                                 Defining Responsibility for Fees
                                 Under Non-Conforming Dealer
                                 Agreement;(43)
                    (vii)        Copy of Amendments 1-4 to Exhibit
                                 A to the Rule 12b-1 Agreement; (49)
             (n)    (i)          Conformed copy of Multiple Class
                                 Plan of the Registrant, dated
                                 March 24, 2003, including Exhibits A-I; (40)
                    (ii)         Form of Restatement and Amendment #1
                                 to Exhibit I to the Multiple Class Plan; (49)
                    (iii)        Form of Exhibits J and K to the
                                 Multiple Class Plan; (49)
             (o)    (i)          Conformed copy of Power of
                                 Attorney of the Registrant; (39)
                    (ii)         Conformed copy of Power of
                                 Attorney of Richard J. Thomas; (39)
                    (iii)        Conformed copy of Power of
                                 Attorney of Chairman and Trustee
                                 Joseph J. Castiglia; (41)
                    (iv)         Conformed copy of Power of Attorney of
                                 Trustee Marguerite Hambleton; (45)
                    (v)          Conformed copy of Power of Attorney of
                                 Treasurer Richard N. Paddock; (48)
             (p)    (i)          Copy of Code of Ethics for Access
                                 Persons (Manufacturers and Traders
                                 Trust Company); (36)
                    (ii)         Copy of Code of Ethics of Vision
                                 Group of Funds,   Inc.; (29)
                    (iii)        Copy of Montag & Caldwell, Inc.
                                 Code of Ethics and Standards of
                                 Practice; (36)
                    (iv)         Copy of Independence Investment Associates,
                                 Inc. and Subsidiaries Code of Ethics; (30)
                    (v)          The Registrant hereby
                                 incorporates, on behalf of the
                                 Distributor, the conformed copy of
                                 the Code of Ethics for Access
                                 Persons from Item 23(p) of the
                                 Federated Institutional Trust
                                 Registration Statement on Form N-
                                 1A filed with the Commission on
                                 September 30, 2003 (File Nos. 33-
                                 54445 and 811-7193).
                    (vi)         Copy of Code of Ethics of UBS
                                 Brinson/Brinson Partners, Inc.; (32)
                    (vii)        Copy of Code of Ethics of LSV
                                 Asset Management; (49)
                    (viii)       Copy of Code of Ethics of Mazama
                                 Capital Management, Inc. (34)
                    (ix)         Copy of Code of Ethics Regarding
                                 Personal Securities Trading - MTBIA. (49)
                    (x)          Copy of Code of Ethics of Copper
                                 Rock Capital Partners, LLC.; (50)

+    All exhibits have been filed electronically.
7.   Response is  incorporated  by reference  to  Registrant's  Post-  Effective
     Amendment No. 9 on Form N-1A filed June 17, 1993.  (File Nos.  33-20673 and
     811-5514)
8.   Response is  incorporated  by reference  to  Registrant's  Post-  Effective
     Amendment No. 11 on Form N-1A filed September 3, l993. (File Nos.  33-20673 and 811-5514)
11.  Response is  incorporated  by reference  to  Registrant's  Post-  Effective
     Amendment No. 19 on Form N-1A filed June 27, 1994. (File Nos.  33-20673 and
     811-5514)
15.  Response is  incorporated  by reference  to  Registrant's  Post-  Effective
     Amendment No. 24 on Form N-1A filed December 20, 1996. (File Nos.  33-20673 and 811-5514)
29.  Response is  incorporated  by reference  to  Registrant's  Post-  Effective
     Amendment No. 41 on Form N-1A filed April 14, 2000, (File Nos. 33-20673 and
     811-5514)
30.  Response is  incorporated  by reference  to  Registrant's  Post-  Effective
     Amendment No. 42 on Form N-1A filed June 28, 2000, (File Nos.  33-20673 and
     811-5514)
32.  Response is  incorporated  by reference  to  Registrant's  Post-  Effective
     Amendment No. 45 on Form N-1A filed November 8, 2000,  (File Nos.  33-20673 and 811-5514)
34.  Response is  incorporated  by reference  to  Registrant's  Post-  Effective
     Amendment  No. 48 on Form N-1A filed August 27, 2001,  (File Nos.  33-20673 and 811-5514)
36.  Response is  incorporated  by reference  to  Registrant's  Post-  Effective
     Amendment  No. 54 on Form N-1A filed June 27, 2002 (File Nos.  33-20673 and
     811-5514)
38.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 57 on Form N-1A filed August 22, 2003 (File Nos. 33-20673 and
     811-5514)
39.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 59 on Form N-1A filed April 28, 2004 (File Nos.  33-20673 and
     811-5514)
40.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment  No. 60 on Form N-1A filed July 1, 2004 (File Nos.  33-20673  and
     811-5514)
41.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 61 on Form N-1A filed August 27, 2004 (File Nos. 33-20673 and
     811-5514)
42.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 62 on Form N-1A filed  February 11, 2005 (File Nos.  33-20673 and 811-5514)
43.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 63 on Form N-1A filed April 28, 2005 (File Nos.  33-20673 and
     811-5514)
44.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 65 on Form N-1A filed August 29, 2005 (File Nos. 33-20673 and
     811-5514)
45.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 66 on Form N-1A filed October 7, 2005 (File Nos. 33-20673 and
     811-5514)
47.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 68 on Form N-1A filed April 27, 2006 (File Nos.  33-20673 and
     811-5514)
48.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment  No. 69 on Form N-1A filed June 29, 2006 (File Nos.  33-20673 and
     811-5514)
49.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 70 on Form N-1A filed August 29, 2006 (File Nos. 33-20673 and
     811-5514)
50.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment  No. 69 on Form N-1A filed March 1, 2007 (File Nos.  33-20673 and
     811-5514)

Item 24.     Persons Controlled by or Under Common Control with
                                 Registrant:
             None

Item 25.     Indemnification:

Indemnification is provided to Officers and Trustees of the Registrant  pursuant to Article VII of Registrant's Amended and Restated Agreement and Declaration of
Trust. The Investment Advisory Contract provides that, in the absence of willful
misfeasance,   bad  faith,  gross  negligence,  or  reckless  disregard  of  the obligations  or duties  under the  Investment  Advisory  Contract on the part of
Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or  omission  in the course of or  connected  in any way with  rendering services or for any losses that may be sustained in the  purchase,  holding,  or sale of any  security.  Registrant's  Trustees  and  Officers  are covered by an
Investment Trust Errors and Omissions Policy.

Insofar as indemnification  for liabilities  arising under the Securities Act of
1933 may be permitted  to Trustees,  Officers,  and  controlling  persons of the
Registrant by the Registrant  pursuant to the Declaration of Trust or otherwise, the  Registrant  is aware that in the  opinion of the  Securities  and  Exchange
Commission,  such  indemnification  is against public policy as expressed in the
Act  and,  therefore,   is  unenforceable.   In  the  event  that  a  claim  for
indemnification  against  such  liabilities  (other  than  the  payment  by  the
Registrant of expenses  incurred or paid by Trustees,  Officers,  or controlling persons of the Registrant in connection with the successful  defense of any act, suit, or  proceeding)  is asserted by such  Trustees,  Officers,  or controlling persons in connection  with the shares being  registered,  the Registrant  will, unless in the opinion of its counsel the matter has been settled by  controlling precedent,  submit to a court of appropriate  jurisdiction  the question whether such  indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification  for liabilities may be permitted pursuant to Section
17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or  otherwise,  the  Registrant is aware of the position of the  Securities  and
Exchange Commission as set forth in Investment Company Act Release No. IC-11330.
Therefore,  the  Registrant  undertakes  that in addition to complying  with the applicable  provisions of the Declaration of Trust or otherwise,  in the absence of a final  decision  on the  merits by a court or other body  before  which the proceeding was brought, that an indemnification  payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority  vote of a quorum of  non-party  Trustees who are not interested  persons of the  Registrant or (ii) by independent  legal counsel in a written  opinion that the  indemnitee  was not liable for an act of willful  misfeasance,  bad faith,  gross  negligence,  or reckless  disregard of duties.  The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding  (upon  undertaking  for  repayment  unless it is ultimately  determined that  indemnification is appropriate) against an Officer,
Trustee,  or controlling  person of the  Registrant  will not be made absent the fulfillment  of at least one of the  following  conditions:  (i) the  indemnitee provides  security for his  undertaking;  (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested  non-party  Trustees or independent  legal counsel in a written opinion  makes a factual  determination  that  there is reason  to  believe  the indemnitee will be entitled to indemnification.


Item 26.     Business and Other Connections of Investment
             Adviser:

    (a)      MTB Investment Advisors, Inc., (MTBIA), a subsidiary
             of Manufacturers and Traders Trust Company ("M&T
             Bank") performs investment advisory services for the
             Registrant.  As of June 30, 2006, MTBIA and entities
             affiliated with MTBIA or its predecessors managed
             approximately $5.6 billion in money market mutual fund
             assets and $2.8 billion in net assets of fluctuating
             mutual funds. M&T Bank is the principal banking
             subsidiary of M&T Bank Corporation, a $56.5 billion
             bank holding company as of June 30, 2006,
             headquartered in Buffalo, New York.  As of December
             31, 2005, M&T Bank had over 650 offices throughout New
             York State, Maryland, Delaware, Virginia, West
             Virginia, Pennsylvania, and Washington, D.C., and an
             office in the Cayman Islands, British West Indies.

             M&T Bank was founded in 1856 and provides
             comprehensive banking and financial services to
             individuals, governmental entities and businesses
             throughout its footprint. As of June 30, 2006, M&T
             Bank had over $56.5 billion in assets. Except for MTB
             Group of Funds, M&T Bank does not presently provide
             investment advisory services to any other registered
             investment companies.

             The principal executive Officers and the Directors of
             MTBIA are set forth in the following tables.  Unless
             otherwise noted, the position listed under Other
             Substantial Business, Profession, Vocation or
             Employment is with MTBIA.

       (b)
                                               Other Substantial
                         Position with         Business, Profession,
     Name                MTBIA                 Vocation or Employment
Mark J. Czarnecki        Director              Executive Vice President
One M&T Plaza,                                 M&T Bank Corporation and
19th Floor                                       Manufacturers and
Buffalo, NY 14203-2399                           Traders Trust Company

William F. Dwyer         Director              Senior Vice President
100 E. Pratt Street                            Manufacturers and Traders
17th Floor                                       Trust Company
Baltimore, MD  21202-1009

Carl W. Jordan           Director              Senior Vice President
One M&T Plaza,                                 Manufacturers and Traders
9th Floor                                        Trust Company
Buffalo, NY 14203-2399

Kenneth G. Thompson      Director              Group Vice President
100 E. Pratt Street                            Manufacturers and Traders
15th Floor                                       Trust Company
Baltimore, MD  21202-1009

Item 27.     Principal Underwriters:

             (a)    Edgewood Services, Inc. the Distributor for shares of
                    the Registrant, acts as principal underwriter for the
                    following  open-end investment  companies,  including
                    the  Registrant:  BBH  Fund,  Inc.,  BBH  Trust,  The
                    Huntington  Funds,  MTB  Group  of  Funds and WesMark
                    Funds.

             (b)

          (1)                              (2)                          (3)
Name and Principal              Positions and Offices      Positions and Offices
 Business Address                   With Distributor             With Registrant

Charles L. Davis, Jr.            President,
5800 Corporate Drive             Edgewood Services, Inc.                 --
Pittsburgh, PA 15237-7002

Thomas R. Donahue                Director and Executive                  --
5800 Corporate Drive             Vice President,
Pittsburgh, PA 15237-7002        Edgewood Services, Inc.

Peter J. Germain                 Director,                               --
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas E. Territ                 Director,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley II                 Director and Treasurer                  --
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

C. Todd Gibson                   Secretary,                              --
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Lori A. Hensler                  Assistant Treasurer,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak                 Assistant Treasurer,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Edward C. Bartley                Assistant Secretary,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

       (c)   Not applicable

Item 28.     Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

MTB Group of Funds               Reed Smith LLP
                                 Investment Management Group (IMG)
                                 Federated Investors Tower
                                 12th Floor
                                 1001 Liberty Avenue
                                 Pittsburgh, Pennsylvania 15222-3779
                                 (Notices should be sent to the
                                 Agent for Service at the above  address)

                                 5800 Corporate Drive,
                                 Pittsburgh, Pennsylvania 15237-7010

Boston Financial Data            2 Heritage Drive
Services, Inc.                   North Quincy, Massachusetts 02171
("Transfer Agent, Dividend
Disbursing Agent")

Federated Services Company       Federated Investors Tower
("Co-Administrator")             1001 Liberty Avenue
                                 Pittsburgh, Pennsylvania 15222-3779

M&T Securities, Inc.             One M&T Plaza
("Co-Administrator")             Buffalo, New York 14240

MTB Investment Advisors,Inc.,    100 E. Pratt Street, 17th Floor
a subsidiary of                  Baltimore, MD 21202
Manufacturers and Traders
Trust Company ("Adviser")

LSV Asset Management             One North Wacker Drive
("Sub-Adviser" to the MTB        Suite 4000
Small Cap Stock Fund,            Chicago, Illinois 60606
the MTB Mid Cap Stock Fund
and the International Equity
Fund)

Mazama Capital Management, Inc.       One SW Columbia Street
("Sub-Adviser" to the MTB             Suite 1860
Small Cap Stock Fund)                 Portland, OR 97258

NWQ Investment Management             2049 Century Park East, 16th floor
Company, LLC                          Los Angeles, California 90067
("Sub-Adviser" to the MTB
Large Cap Value Fund and the
MTB Large Cap Value Fund II)

Hansberger Global                     401 East Los Olas Blvd.
Investors, Inc. ("Sub-Adviser"        Suite 1700
to the MTB International Equity       Fort Lauderdale, FL 33301
Fund)

SSgA Funds Management, Inc.           State Street Financial Center
("Sub-Adviser" to the MTB             One Lincoln Street
International Equity Fund)            Boston, MA 0211-2900

DePrince, Race & Zollo, Inc.          250 Park Avenue South
("Sub-Adviser" to the MTB             Suite 250
Equity Income Fund)                   Winter Park, Florida 32789

State Street Bank                    P.O. Box 8609
and Trust Company("Custodian")       Boston, Massachusetts 02266-8609

Item 29.     Management Services:  Not applicable.

Item 30.     Undertakings:

             Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees/Directors and the calling of special shareholder meetings by shareholders.

                               SIGNATURES

    Pursuant to the requirements of the Securities Act of  1933  and  the
    Investment  Company  Act of 1940, the Registrant, MTB GROUP OF FUNDS,
    certifies that it meets  all of the requirements for effectiveness of this Amendment to its Registration  Statement pursuant to Rule 485(b)
    under the Securities Act of 1933 and  has  duly caused this Amendment to  its  Registration Statement to be signed on  its  behalf  by  the
    undersigned,   duly   authorized,  in  the  City  of  Pittsburgh  and
    Commonwealth of Pennsylvania, on the 26th day of April, 2007.

                           MTB GROUP OF FUNDS

                    BY: /s/ C. Grant Anderson
                    C. Grant Anderson, Secretary
                    April 26, 2007

    Pursuant to the requirements of the Securities Act of 1933, this
     Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                         TITLE                      DATE

By: /s/ C. Grant Anderson
    C. Grant Anderson         Attorney In Fact           April 26, 2007
    SECRETARY                 For the Persons
                              Listed Below

    NAME                         TITLE

Joseph J. Castiglia*             Chairman of the Board and Trustee

Charles L. Davis, Jr.*           Chief Executive Officer
                                 (Principal Executive Officer)

Carl W. Jordan*                  President

Richard N. Paddock*              Treasurer
                                 (Principal Financial Officer)

William H. Cowie, Jr.*           Trustee

John S. Cramer*                  Trustee

Mark J. Czarnecki*               Trustee

Daniel R. Gernatt, Jr.*          Trustee

Richard B. Seidel*               Trustee

Dr. Marguerite D. Hambleton*     Trustee

* By Power of Attorney